As filed with the Securities and Exchange Commission on March 30, 2006

                                             1933 Act Registration No. 033-44737
                                             1940 Act Registration No. 811-06511

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [  X  ]
                                                           -----

        Pre-Effective Amendment No. _____   [     ]
                                             -----

        Post-Effective Amendment No.   48   [  X  ]
                                    -----    -----

                                                and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [  X  ]
                                                                 -----

        Amendment No.  49
                       --

                        (Check appropriate box or boxes)

                       REGIONS MORGAN KEEGAN SELECT FUNDS
               (Exact name of registrant as specified in charter)

                              50 North Front Street
                            Memphis, Tennessee 38103
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                              50 North Front Street
                            Memphis, Tennessee 38103
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                              Washington, DC 20006
                            Telephone: (202) 778-9000

Approximate date of proposed public offering:   As soon as practicable after the
effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box):


[X]  Immediately upon filing pursuant to paragraph (b)
[ ]  On ________________ pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  On ___________ pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  On ___________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Regions Morgan Keegan Select Funds

                       Contents of Registration Statement


This Registration Statement consists of the following papers and documents.

     Cover Sheet

     Contents of Registration Statement


     Part A -    Prospectus  -  Regions Morgan Keegan Select Mid Cap Growth Fund
                                Regions Morgan Keegan Select Growth Fund
                                Regions Morgan Keegan Select Core Equity Fund
                                Regions Morgan Keegan Select Mid Cap Value Fund
                                Regions Morgan Keegan Select Value Fund
                                Regions Morgan Keegan Select Balanced Fund
                                Regions Morgan Keegan Select Fixed Income Fund
                                Regions Morgan Keegan Select Limited Maturity Fixed Income Fund
                                Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund
                                Regions Morgan Keegan Select Treasury Money Market Fund
                                Regions Morgan Keegan Select Money Market Fund

     Part B -    Statement of Additional Information -
                                Regions Morgan Keegan Select Mid Cap Growth Fund
                                Regions Morgan Keegan Select Growth Fund
                                Regions Morgan Keegan Select Core Equity Fund
                                Regions Morgan Keegan Select Mid Cap Value Fund
                                Regions Morgan Keegan Select Value Fund
                                Regions Morgan Keegan Select Balanced Fund
                                Regions Morgan Keegan Select Fixed Income Fund
                                Regions Morgan Keegan Select Limited Maturity Fixed Income Fund
                                Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund
                                Regions Morgan Keegan Select Treasury Money Market Fund
                                Regions Morgan Keegan Select Money Market Fund


     Part C -    Other Information

     Signature Page

     Exhibit Index

     Exhibits

[Cover Graphic]

PROSPECTUS

April 1, 2006


REGIONS MORGAN KEEGAN SELECT FUNDS

Regions Morgan Keegan Select Mid Cap Growth Fund

Regions Morgan Keegan Select Growth Fund

Regions Morgan Keegan Select Core Equity Fund

Regions Morgan Keegan Select Mid Cap Value Fund

Regions Morgan Keegan Select Value Fund

Regions Morgan Keegan Select Balanced Fund

Regions Morgan Keegan Select Fixed Income Fund

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Regions Morgan Keegan Select Treasury Money Market Fund

Regions Morgan Keegan Select Money Market Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares described in this prospectus or determined whether this prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

           Each fund is a series of Regions Morgan Keegan Select Funds

                    [LOGO Regions Morgan Keegan Select Funds]

 Table of Contents

                                                                       Page
                                                                       ----
    Introduction................................................          3

    Mid Cap Growth Fund.........................................          4

    Growth Fund.................................................          9

    Core Equity Fund (formerly LEADER Growth & Income Fund).....         14

    Mid Cap Value Fund..........................................         20

    Value Fund..................................................         25

    Balanced Fund...............................................         30

    Fixed Income Fund...........................................         36

    Limited Maturity Fixed Income Fund..........................         42

    Intermediate Tax Exempt Bond Fund...........................         48

    Treasury Money Market Fund..................................         53

    Money Market Fund (formerly LEADER Money Market Fund).......         57

    Securities Descriptions.....................................         61

    How to Buy Shares...........................................         65

    How to Redeem Shares........................................         71

    How to Exchange Shares......................................         74

    Account Policies............................................         76

    Distribution of Fund Shares.................................         79

    Management of the Funds.....................................         81

    Other Information...........................................         85

    Dividends, Capital Gain Distributions and Tax Considerations         89

    Financial Highlights........................................         91

    For Additional Information.................................. Back Cover

 Shares of Regions Morgan Keegan Select Funds, like shares of all mutual funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

INTRODUCTION

--------------------------------------------------------------------------------

Regions Morgan Keegan Select Funds (the "Trust") offers investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to investors with long-term goals willing to bear the risks of the market for potentially greater returns. Morgan Asset Management, Inc. (the "Adviser"), an indirect, wholly owned subsidiary of Regions Financial Corporation and a registered investment adviser, is the investment adviser to the Trust.

This Prospectus describes Class A Shares, Class C Shares and Class I Shares of Regions Morgan Keegan Select Mid Cap Growth Fund ("Mid Cap Growth Fund"), Regions Morgan Keegan Select Growth Fund ("Growth Fund"), Regions Morgan Keegan Select Core Equity Fund, formerly Regions Morgan Keegan Select LEADER Growth & Income Fund ("Core Equity Fund"), Regions Morgan Keegan Select Mid Cap Value Fund ("Mid Cap Value Fund"), Regions Morgan Keegan Select Value Fund ("Value Fund"), Regions Morgan Keegan Select Balanced Fund ("Balanced Fund"), Regions Morgan Keegan Select Fixed Income Fund ("Fixed Income Fund"), Regions Morgan Keegan Select Limited Maturity Fixed Income Fund ("Limited Maturity Fixed Income Fund"), Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund ("Intermediate Tax Exempt Bond Fund"), and Class A Shares and Class I Shares of Regions Morgan Keegan Select Treasury Money Market Fund ("Treasury Money Market Fund") and Regions Morgan Keegan Select Money Market Fund, formerly Regions Morgan Keegan Select LEADER Money Market Fund ("Money Market Fund"). Each series has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for your future reference.

MID CAP GROWTH FUND
                                                            RISK/RETURN PROFILE
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVE

Mid Cap Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Mid Cap Growth Fund invests primarily in equity securities of mid-capitalization companies (i.e., companies whose market capitalization falls within the range tracked by the Russell Mid Cap Growth Index at the time of purchase). Under normal circumstances, the fund invests at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in mid-capitalization equity companies. The fund will provide shareholders with at least 60 days' prior notice of any changes in this policy. As of February 28, 2006, the capitalization of issuers included in the Russell Mid Cap Growth Index ranged from about $968 million to about $22.5 billion. The fund may also invest in larger companies that, in the opinion of the Adviser, present opportunities for price appreciation based on potential earnings and pricing patterns.


Under normal market conditions, the fund intends to invest in equity securities of companies with prospects for above-average growth in revenues and/or earnings. The Adviser looks for companies that have top-line (revenue) growth. While the Adviser does not have a set minimum growth rate because individual stocks and industries can change over time, the Adviser looks for at least 10% growth at minimum, either from historical sales or forecasted sales. The Adviser selects industry sectors that are experiencing rapid growth based on the current state of the economy. Future growth prospects take precedence over current valuation levels in the stock selection process. Selected companies are expected to exhibit higher-than-average price/earnings (P/E) and price-to-book ratios. Dividends are not considered to be important in the stock selection process. The Adviser seeks to identify companies that have clearly established business strategies, achieve increases in revenues and market share, and exploit market inefficiencies and opportunities. The Adviser periodically reviews market prices in relation to target prices and adjusts the fund's holdings accordingly.

PRINCIPAL RISKS

Investing in the fund involves risks common to any investment in securities. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the fund's investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

The fund's investment performance is subject to a variety of risks, including the following principal risks:

   o STOCK MARKET AND EQUITY SECURITY RISKS. The fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward. The fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount the fund invests in each company's equity securities. However, diversification will not protect the fund against widespread or prolonged declines in the stock market. Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small- and medium-capitalization companies and generally lower with large-capitalization companies. Therefore, you should expect that investments in the fund will be more volatile than both broad stock market indices such as the Standard & Poor's 500 Index and funds that invest primarily in large-capitalization companies.

MID CAP GROWTH FUND
                                                             RISK/RETURN PROFILE
--------------------------------------------------------------------------------

   o GROWTH STOCK RISKS. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

   o COMPANY SIZE RISKS. The securities of mid-capitalization companies involve greater risks than those associated with companies with larger capitalizations and may be subject to more abrupt or erratic fluctuations in price. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

   o SECTOR RISKS. When the fund emphasizes its investments in securities of issuers in a particular industry, the fund's performance is closely tied to events in that industry.

   o FUTURES AND OPTIONS RISKS. The Adviser may trade in options or futures in order to hedge the fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the fund's portfolio.

   o SECURITY SELECTION RISK. The particular stocks that are selected by the Adviser for the fund may underperform the market or those stocks selected by other funds with similar objectives.

PERFORMANCE INFORMATION

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund's performance and by comparing the fund's performance with a broad measure of market performance. The fund began operations on March 12, 1999 as the successor to a collective trust fund for which Regions Bank was the trustee. The performance included in the bar chart and table below prior to March 12, 1999 is that of the fund's predecessor, the inception date of which was June 30, 1993. The collective trust fund was not registered under the Investment Company Act of 1940, as amended ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.


ANNUAL TOTAL RETURNS
(CALENDAR YEARS 1996-2005)

The following bar chart illustrates the annual total returns for the fund's Class A Shares. The returns for Class C Shares and Class I Shares of the fund differ from the Class A Shares' returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if they did, the total returns shown would be lower.

MID CAP GROWTH FUND
                                                             RISK/RETURN PROFILE
--------------------------------------------------------------------------------

PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31
FOR CLASS A SHARES(1)


                                     [CHART]

                                  Calendar Year

1996    1997    1998    1999    2000    2001    2002    2003    2004    2005
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
21.92%  34.87%  20.71%  41.89%  33.00% (0.97)% (20.00)% 39.62%  8.40%   18.48%

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES ON MAY 20, 1998 IS THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.



Year-to-date performance as of February 28, 2006:             4.18%

Class A Shares highest quarterly return during years shown:  31.24%  December 31, 1999
Class A Shares lowest quarterly return during years shown:  (19.68)% September 30, 1998
---------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)


The following table represents the fund's Class A Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the periods shown relative to the Russell Mid Cap Growth Index.(*) The table also shows hypothetical total returns for Class A Shares that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of the Class A Shares.



                                                                                  SINCE
                                                                              COMMENCEMENT
                                                            1      5    10    OF INVESTMENT
                                                           YEAR  YEARS YEARS  OPERATIONS(1)
CLASS A SHARES(2) Return Before Taxes
(with 5.50% sales charge)                                 11.96% 6.07% 17.54%       N/A
-------------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on Distributions(3)  11.04% 5.61% 15.95%       N/A
-------------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on Distributions and
Sale of Fund Shares(3)                                     9.00% 5.19% 15.00%       N/A
-------------------------------------------------------------------------------------------
CLASS C SHARES Return Before Taxes
(with applicable Contingent Deferred Sales Charge)        16.91%  N/A    N/A       8.79%
-------------------------------------------------------------------------------------------
CLASS I SHARES Return Before Taxes                        18.72%  N/A    N/A      14.74%
-------------------------------------------------------------------------------------------
RUSSELL MID CAP GROWTH INDEX                              12.10% 1.38%  9.27%       N/A
-------------------------------------------------------------------------------------------



* THE RUSSELL MID CAP GROWTH INDEX TRACKS EQUITY SECURITIES OF MEDIUM-SIZED COMPANIES WHOSE MARKET CAPITALIZATION FALLS WITHIN THE $968 MILLION TO $22.5 BILLION RANGE. TOTAL RETURNS FOR THE INDEX SHOWN ARE NOT ADJUSTED TO REFLECT TAXES, SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.


(1) THE FUND'S CLASS A SHARES (INCLUDING THE PREDECESSOR CLASS B SHARES), CLASS C SHARES AND CLASS I SHARES COMMENCED INVESTMENT OPERATIONS ON JUNE 30, 1993, JANUARY 7, 2002 AND JUNE 23, 2004, RESPECTIVELY.


(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES ON MAY 20, 1998 IS THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(3) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME AND CAPITAL GAINS TAX RATES AND DO NOT REFLECT THE IMPACT OF ANY APPLICABLE STATE AND LOCAL TAXES. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH PERIOD, AND

SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. ACTUAL AFTER-TAX RETURNS TO AN INVESTOR DEPEND ON THE INVESTOR'S OWN TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS HOLDING SHARES THROUGH TAX-DEFERRED PROGRAMS, SUCH AS INDIVIDUAL RETIREMENT ACCOUNTS OR 401(K) PLANS. AFTER-TAX RETURNS ARE SHOWN ONLY FOR CLASS A SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE (BEFORE AND AFTER TAXES) WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MID CAP GROWTH FUND
                                                               FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold shares of Mid Cap Growth Fund.


SHAREHOLDER TRANSACTION EXPENSES                                CLASS A     CLASS C   CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)                   SHARES      SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering price)    5.50%     None      None
---------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                               None(1)   1.00%(2)  None
---------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends
and other distributions                                            None      None      None
---------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)                None      None      None
---------------------------------------------------------------------------------------------
Exchange fee                                                       None      None      None
---------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS C   CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                   SHARES      SHARES    SHARES

Investment advisory fee                                            0.75%     0.75%     0.75%
---------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                             --      0.75%       --
---------------------------------------------------------------------------------------------
Shareholder service fee                                            0.25%     0.25%       --
---------------------------------------------------------------------------------------------
Other operating expenses                                           0.26%     0.26%     0.26%
---------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                    1.26%     2.01%     1.01%
---------------------------------------------------------------------------------------------


(1) ON PURCHASES OF CLASS A SHARES OF $1 MILLION OR MORE, A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS A SHARES REDEEMED WITHIN ONE YEAR OF THE PURCHASE DATE UNDER CERTAIN INVESTMENT PROGRAMS WHERE AN INVESTMENT PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.


(2) A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS C SHARES REDEEMED WITHIN ONE YEAR OF THE PURCHASE DATE.


EXPENSE EXAMPLE


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                           CLASS A SHARES       CLASS C SHARES          CLASS I SHARES

1 YEAR ASSUMING REDEMPTION                     $672                 $305                    $103
----------------------------------------------------------------------------------------------------------
1 YEAR ASSUMING NO REDEMPTION                  $672                 $205                    $103
----------------------------------------------------------------------------------------------------------
3 YEARS                                        $929                 $633                    $323
----------------------------------------------------------------------------------------------------------
5 YEARS                                        $1,206               $1,087                  $560
----------------------------------------------------------------------------------------------------------
10 YEARS                                       $1,997               $2,348                  $1,244
----------------------------------------------------------------------------------------------------------

GROWTH FUND
                                                             RISK/RETURN PROFILE
--------------------------------------------------------------------------------
PRINCIPAL OBJECTIVE

Growth Fund seeks growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES


Growth Fund invests in the common stocks of companies that are expected to achieve above-average growth in earnings. The Adviser selects industry sectors that expect favorable earnings growth, given the current phase of the business cycle. Future growth prospects take precedence over current valuation levels in the stock selection process. Selected companies are expected to exhibit large market capitalizations and above-average price/earnings (P/E), price-to-book, and return on assets ratios. Dividend yields may be lower than market averages, owing to the growth emphasis of the fund. In addition to seeking companies with above-average potential for growth, the Adviser will seek to identify companies that have clearly defined business strategies, produce consistent revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cash flows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Adviser periodically reviews market prices in relation to the stock's target price and adjusts the fund's holdings accordingly.


PRINCIPAL RISKS

Investing in the fund involves risks common to any investment in securities. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the fund's investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

The fund's investment performance is subject to a variety of risks, including the following principal risks:


   o STOCK MARKET AND EQUITY SECURITY RISKS. The fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward. The fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount the fund invests in each company's equity securities. However, diversification will not protect the fund against widespread or prolonged declines in the stock market.


   o GROWTH STOCK RISKS. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.


   o SECTOR RISKS. When the fund emphasizes its investments in securities of issuers in a particular industry, the fund's performance is closely tied to events in that industry.

   o FUTURES AND OPTIONS RISKS. The Adviser may trade in options or futures in order to hedge the fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the fund's portfolio.

   o SECURITY SELECTION RISK. The particular stocks that are selected by the Adviser for the fund may underperform the market or those stocks selected by other funds with similar objectives.


PERFORMANCE  INFORMATION

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund's performance and by comparing the fund's performance with a broad measure of arket performance.


ANNUAL TOTAL RETURNS
(CALENDAR YEARS 1996-2005)


The following bar chart illustrates the annual total returns for the fund's Class A Shares. The returns for Class C Shares and Class I Shares of the fund differ from the Class A Shares' returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of sales charges; if they did, the total returns shown would be lower.


       PERFORMANCE BAR CHART
       YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31
       FOR CLASS A SHARES(1)

                                    [CHART]

                                 Calendar Year

  1996    1997   1998     1999    2000     2001    2002     2003   2004  2005
  ----    ----   ----     ----    ----     ----    ----     ----   ----  ----
 23.03%  27.22% 41.74%   28.57%  (21.60)% (19.20)%(20.43)% 28.62% 0.65% 9.55%


(1)EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES ON MAY 20, 1998 IS THAT OF CLASS B SHARES AND REFLECTS ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.



Year-to-date performance as of February 28, 2006:             2.54%

Class A Shares highest quarterly return during years shown:  24.09%  December 31, 1998
Class A Shares lowest quarterly return during years shown:  (19.30)% March 31, 2001
--------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

The following table represents the fund's Class A Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the periods shown relative to the Standard & Poor's 500 Index(*), a broad-based market index. The table also shows hypothetical total returns for Class A Shares that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of the Class A Shares.

                                                                                 SINCE
                                                                             COMMENCEMENT
                                                          1       5     10   OF INVESTMENT
                                                         YEAR   YEARS  YEARS OPERATIONS(1)
CLASS A SHARES(2) Return Before Taxes
(with 5.50% sales charge)                                3.52% (2.93)% 6.78%      N/A
------------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on Distributions(3) 3.50% (2.95)% 5.97%      N/A
------------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on Distributions
and Sale of Fund Shares(3)                               2.32% (2.47)% 5.63%      N/A
------------------------------------------------------------------------------------------
CLASS C SHARES Return Before Taxes
(with applicable Contingent Deferred Sales Charge)       7.94%   N/A    N/A      1.61%
------------------------------------------------------------------------------------------
CLASS I SHARES Return Before Taxes                        N/A    N/A    N/A      9.44%
------------------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX                              4.91%  0.54%  9.07%      N/A
------------------------------------------------------------------------------------------



* THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN THE AGGREGATED MARKET VALUE OF 500 STOCKS REPRESENTING ALL MAJOR INDUSTRIES. TOTAL RETURNS FOR THE INDEX SHOWN ARE NOT ADJUSTED TO REFLECT TAXES, SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SEC REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.


(1) THE FUND'S CLASS A SHARES (INCLUDING PREDECESSOR CLASS B SHARES), CLASS C SHARES AND CLASS I SHARES COMMENCED INVESTMENT OPERATIONS ON APRIL 20, 1992, JANUARY 7, 2002 AND MAY 19, 2005, RESPECTIVELY.


(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES ON MAY 20, 1998 IS THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(3) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME AND CAPITAL GAINS TAX RATES AND DO NOT REFLECT THE IMPACT OF ANY APPLICABLE STATE AND LOCAL TAXES. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. ACTUAL AFTER-TAX RETURNS TO AN INVESTOR DEPEND ON THE INVESTOR'S OWN TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS HOLDING SHARES THROUGH TAX-DEFERRED PROGRAMS, SUCH AS INDIVIDUAL RETIREMENT ACCOUNTS OR 401(K) PLANS. AFTER-TAX RETURNS ARE SHOWN ONLY FOR CLASS A SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE (BEFORE AND AFTER TAXES) WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

GROWTH FUND
                                                               FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold shares of Growth Fund.


SHAREHOLDER TRANSACTION EXPENSES                                CLASS A     CLASS C   CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)                   SHARES      SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering price)    5.50%     None      None
---------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                               None(1)   1.00%(2)  None
---------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends
and other distributions                                            None      None      None
---------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)                None      None      None
---------------------------------------------------------------------------------------------
Exchange fee                                                       None      None      None
---------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS C   CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                   SHARES      SHARES    SHARES

Investment advisory fee(3)                                         0.75%     0.75%     0.75%
---------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                             --      0.75%       --
---------------------------------------------------------------------------------------------
Shareholder service fee                                            0.25%     0.25%       --
---------------------------------------------------------------------------------------------
Other operating expenses                                           0.23%     0.23%     0.23%
---------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES(3)                                 1.23%     1.98%     0.98%
---------------------------------------------------------------------------------------------

(1) ON PURCHASES OF CLASS A SHARES OF $1 MILLION OR MORE, A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS A SHARES REDEEMED WITHIN ONE YEAR OF THE PURCHASE DATE UNDER CERTAIN INVESTMENT PROGRAMS WHERE AN INVESTMENT PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.


(2) A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS C SHARES REDEEMED WITHIN ONE YEAR OF THE PURCHASE DATE.

(3) EFFECTIVE DECEMBER 1, 2005, THE FUND'S INVESTMENT ADVISORY FEE WAS REDUCED FROM 0.80% TO 0.75%. THE FUND'S TOTAL ANNUAL OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE FUND'S CURRENT FEES.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                           CLASS A SHARES       CLASS C SHARES          CLASS I SHARES
             1 YEAR Assuming Redemption        $669                 $302                    $100
             -----------------------------------------------------------------------------------------
             1 YEAR Assuming No Redemption     $669                 $202                    $100
             -----------------------------------------------------------------------------------------
             3 YEARS                           $920                 $623                    $313
             -----------------------------------------------------------------------------------------
             5 YEARS                           $1,191               $1,071                  $544
             -----------------------------------------------------------------------------------------
             10 YEARS                          $1,965               $2,317                  $1,209
             -----------------------------------------------------------------------------------------

CORE EQUITY FUND

 (FORMERLY LEADER GROWTH & INCOME FUND)                      RISK/RETURN PROFILE
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVES

Core Equity Fund seeks long-term growth of capital, current income and growth of income.

PRINCIPAL INVESTMENT STRATEGIES


Core Equity Fund invests primarily in common stocks that the Adviser believes have potential primarily for capital growth and secondarily for income. Income includes both current income and the potential for growth of dividend income over time. Under normal circumstances, the fund invests at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in equity securities. The fund will provide shareholders with at least 60 days' prior notice of any changes to this policy.

The fund typically holds a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, the fund seeks to achieve strong returns with less volatility. A portion of the fund's assets may also be invested in preferred stocks, bonds (primarily investment grade) convertible into common stock and securities of foreign issuers traded in U.S. securities markets. The fund's investment in foreign issuers will be primarily through American Depositary Receipts ("ADRs"). The fund expects to earn current income mainly from dividends paid on common and preferred stocks and from interest on convertible bonds. The Adviser also seeks to identify companies that may increase their dividends over time. The Adviser utilizes both "top-down" and "bottom-up" approaches in constructing the fund's portfolio. This means the Adviser looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Adviser performs fundamental analysis of companies by reviewing historical and relative valuation along with historical and projected earnings growth rates. Quality and valuation ratings are assigned to those companies being followed. The Adviser selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover. The Adviser exercises patience and discipline in making decisions to sell or continue to hold individual stocks over time. Decisions to sell portfolio holdings are generally the result of changes in the Adviser's assessment of a particular issue, changes in industry trends or other economic or financial conditions that create more attractive alternatives in similar issues.

PRINCIPAL RISKS

Investing in the fund involves risks common to any investment in securities. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the fund's investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

The fund's investment performance is subject to a variety of risks, including the following principal risks:

       o STOCK MARKET AND EQUITY SECURITY RISKS. The fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward. The fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount the fund invests in each company's equity securities. However, diversification will not protect the fund against widespread or prolonged declines in the stock market. Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small- and medium-capitalization companies and generally lower with large-capitalization companies. Therefore, you should expect that investments in the fund will be more volatile than both broad stock market indices such as the Standard & Poor's 500 Index and funds that invest primarily in large-capitalization companies.

   o SECTOR RISKS. When the fund emphasizes its investments in securities of issuers in a particular industry, the fund's performance is closely tied to events in that industry.

  o Futures and Options Risks. The Adviser may trade in options or futures in order to hedge the fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the fund's portfolio.

   o GROWTH STOCK RISK. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

   o VALUE STOCK RISK. Value stocks bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Adviser anticipates.

   o FOREIGN ISSUER RISK. The fund's investments in foreign issuers (which will be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

   o SECURITY SELECTION RISK. The particular stocks that are selected by the Adviser for the fund may underperform the market or those stocks selected by other funds with similar objectives.


PERFORMANCE  INFORMATION

The following information gives some indication of the risk of an investment in the fund by showing yearly changes in the fund's performance and by comparing the fund's performance with a broad measure of market performance. The fund began operations on February 18, 2005 as the successor to a substantially similar investment company. On that date, the fund merged with LEADER Growth & Income Fund, a series of LEADER Mutual Funds, and assumed that portfolio's operating history and performance record. The performance included in the bar chart and table below prior to February 18, 2005 is that of the fund's predecessor, the inception date of which was October 26, 2000 (Class A Shares) and September 1, 1994 (Class I Shares).


ANNUAL TOTAL RETURNS
(CALENDAR YEARS 1996-2005)

The following bar chart illustrates the annual total returns for the fund's Class I Shares. Annual total returns for Class A Shares are not shown below because the Class A Shares (including the predecessor fund's Class A Shares) commenced investment operations on October 26, 2000. The returns for the fund's Class A Shares would be lower than the Class I Shares' returns shown in the bar chart because the Class A Shares' total expenses are higher. The fund's Class C Shares will commence investment operations on or after April 1, 2006.

       PERFORMANCE BAR CHART
       YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31

       FOR CLASS I SHARES*

                                    [CHART]


                                 Calendar Year

  1996    1997   1998    1999    2000     2001    2002    2003   2004   2005
  ----    ----   ----    ----    ----     ----    ----    ----   ----   ----
  21.88% 28.97% 30.45%  18.18%  (9.60)% (11.08)% (19.85)% 24.23% 7.05%  7.40%

(*) THE FUND'S PROSPECTUS, DATED JANUARY 1, 2006, SHOWED 10 YEAR ANNUAL TOTAL RETURN INFORMATION FOR CLASS A SHARES WHICH INFORMATION PRIOR TO THE INCEPTION DATE OF THE PREDECESSOR FUND'S CLASS A SHARES INCLUDED PREDECESSOR FUND'S ADJUSTED CLASS I SHARES INFORMATION. THE FUND HAS INSTEAD DECIDED TO SHOW TOTAL RETURN INFORMATION FOR CLASS I SHARES (INCLUDING PREDECESSOR FUND'S CLASS I SHARES) BECAUSE THEY HAVE A LONGER OPERATING HISTORY.



Year-to-date performance as of February 28, 2006:             2.32%

Class I Shares highest quarterly return during years shown:  16.30%  December 31, 1998
Class I Shares lowest quarterly return during years shown:  (13.60)% September 30, 2002
---------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)


The following table represents the fund's Class I Shares and Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the periods shown relative to the Standard & Poor's 500 Index(*) and the Lipper Large Cap Core Funds Index(+). The table also shows hypothetical total returns for Class I Shares that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of the Class I Shares. The fund's Class C Shares will commence investment operations on or after April 1, 2006.



                                                                                 SINCE
                                                                             COMMENCEMENT
                                                        1       5      10    OF INVESTMENT
                                                       YEAR   YEARS   YEARS  OPERATIONS(1)
CLASS I SHARES Return Before Taxes                     7.40%  0.36%    8.35%       N/A
------------------------------------------------------------------------------------------
CLASS I SHARES Return After Taxes on Distributions(2)  7.24%  0.11%    7.75%       N/A
------------------------------------------------------------------------------------------
CLASS I SHARES Return After Taxes on Distributions and
Sale of Fund Shares(2)                                 5.01%  0.19%    7.08%       N/A
------------------------------------------------------------------------------------------
CLASS A SHARES Return Before Taxes
(with a 5.50% sales charge)                            1.23% (1.05)%    N/A(3)   (2.00)%
------------------------------------------------------------------------------------------
CLASS C SHARES(4) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)      N/A    N/A      N/A        N/A
------------------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX                            4.91%  0.54%    9.07%       N/A
------------------------------------------------------------------------------------------
LIPPER LARGE CAP CORE FUNDS INDEX                      5.72% (0.38)%   7.86%       N/A
------------------------------------------------------------------------------------------



(*) THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC
ECONOMY THROUGH CHANGES IN THE AGGREGATED MARKET VALUE OF 500 STOCKS REPRESENTING ALL MAJOR INDUSTRIES. TOTAL RETURNS FOR THE INDEX SHOWN ARE NOT ADJUSTED TO REFLECT TAXES, SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SEC REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(+) THE LIPPER LARGE-CAP CORE FUNDS INDEX CONSISTS OF MANAGED MUTUAL FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATION (ON A THREE-YEAR WEIGHTED BASIS) OF GREATER THAN 33% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE STANDARD & POOR'S MIDCAP 400 INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(1) THE FUND'S CLASS A SHARES (INCLUDING THE PREDECESSOR FUND'S CLASS A SHARES) AND CLASS I SHARES (INCLUDING THE PREDECESSOR FUND'S CLASS I SHARES) COMMENCED INVESTMENT OPERATIONS ON OCTOBER 26, 2000 AND SEPTEMBER 1, 1994, RESPECTIVELY.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME AND CAPITAL GAINS TAX RATES AND DO NOT REFLECT THE IMPACT OF ANY APPLICABLE STATE AND LOCAL TAXES. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. ACTUAL AFTER-TAX RETURNS TO AN INVESTOR DEPEND ON THE INVESTOR'S OWN TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS HOLDING SHARES THROUGH TAX-DEFERRED PROGRAMS, SUCH AS INDIVIDUAL RETIREMENT ACCOUNTS OR 401(K) PLANS. AFTER-TAX RETURNS ARE SHOWN ONLY FOR CLASS A SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

(3) THE FUND'S PROSPECTUS, DATED JANUARY 1, 2006, SHOWED 10 YEAR AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES WHICH INFORMATION PRIOR TO THE INCEPTION DATE OF THE PREDECESSOR FUND'S CLASS A SHARES INCLUDED PREDECESSOR FUND'S ADJUSTED CLASS I SHARES INFORMATION. THE FUND HAS INSTEAD DECIDED TO SHOW AVERAGE ANNUAL TOTAL RETURN INFORMATION FOR CLASS I SHARES (INCLUDING PREDECESSOR FUND'S CLASS I SHARES) BECAUSE THEY HAVE A LONGER OPERATING HISTORY.

(4) CLASS C SHARES WILL COMMENCE INVESTMENT OPERATIONS ON OR AFTER APRIL 1, 2006 AND THEREFORE DO NOT HAVE HISTORICAL RETURN INFORMATION TO REPORT.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE (BEFORE AND AFTER TAXES) WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

CORE EQUITY FUND

(FORMERLY LEADER GROWTH & INCOME FUND)                         FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold shares of Core Equity Fund.

SHAREHOLDER TRANSACTION EXPENSES                                CLASS A    CLASS C   CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)                   SHARES     SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering price)    5.50%    None      None
--------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                               None(1)  1.00%(2)  None
--------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends
and other distributions                                            None     None      None
--------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)                None     None      None
--------------------------------------------------------------------------------------------
Exchange fee                                                       None     None      None
--------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                  CLASS A    CLASS C   CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                   SHARES     SHARES    SHARES

Investment advisory fee                                            0.75%    0.75%     0.75%
--------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                             --     0.75%       --
--------------------------------------------------------------------------------------------
Shareholder service fee                                            0.25%(3) 0.25%       --
--------------------------------------------------------------------------------------------
Other operating expenses                                           0.43%    0.43%     0.43%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                    1.43%    2.18%     1.18%
--------------------------------------------------------------------------------------------


(1) ON PURCHASES OF CLASS A SHARES OF $1 MILLION OR MORE, A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS A SHARES REDEEMED WITHIN ONE YEAR OF THE PURCHASE DATE UNDER CERTAIN INVESTMENT PROGRAMS WHERE AN INVESTMENT PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.


(2) A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS C SHARES REDEEMED WITHIN ONE YEAR OF THE PURCHASE DATE.

(3) EFFECTIVE APRIL 1, 2006, THE CLASS A SHARES DISTRIBUTION (12B-1) FEE WAS REPLACED WITH A SHAREHOLDER SERVICE FEE AT AN EQUIVALENT RATE.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                           CLASS A SHARES       CLASS C SHARES          CLASS I SHARES
             1 YEAR Assuming Redemption         $688                $322                    $121
             ------------------------------------------------------------------------------------------
             1 YEAR Assuming No Redemption      $688                $222                    $121
             ------------------------------------------------------------------------------------------
             3 YEARS                            $979                $684                    $376
             ------------------------------------------------------------------------------------------
             5 YEARS                            $1,291              $1,174                  $652
             ------------------------------------------------------------------------------------------
             10 YEARS                           $2,177              $2,524                  $1,440
             ------------------------------------------------------------------------------------------

MID CAP VALUE FUND
                                                             RISK/RETURN PROFILE
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVE

Mid Cap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Mid Cap Value Fund invests its assets primarily in equity securities of companies with mid-capitalizations (i.e., companies whose market capitalization fall within the range tracked by the Russell Mid Cap Value Index at the time of purchase) that are judged by the Adviser to be undervalued. Under normal circumstances, the fund invests at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in mid-capitalization equity companies. The fund will provide shareholders with at least 60 days' prior notice of any changes in this policy. As of February 28, 2006, the lowest capitalization of issuers included in the Russell Mid Cap Value Index was about $264 million and the highest was about $20.8 billion.

The fund invests in common and preferred stocks of companies that are judged to be intrinsically undervalued in one of two ways: either the shares are undervalued when compared to the underlying value of the firm's assets or the shares are undervalued when compared to the growth prospects of the firm. "Undervalued" means that a portfolio company's stock is trading at an average 40% discount at the time of initial purchase when compared to the Adviser's best internal estimate of its "intrinsic value." Intrinsic value is estimated by the Adviser based on: (1) transactions involving comparable companies; (2) discounted cash flow analysis; and/or (3) sum-of-the-parts analysis -- looking at the assets and operations of a company in parts then totaling them to estimate its intrinsic value. The overall purpose of the Adviser's analysis and search for undervalued opportunities is to determine what an independent, informed third party might pay for an entire company and then to purchase the stock of that publicly traded company at a substantial discount to the Adviser's valuation.

The Adviser seeks to identify companies that have clearly defined business strategies, enjoy significant or growing market share in their respective industries, historically produce healthy cash flows and have experienced management teams with consistent records of delivering shareholder value.


PRINCIPAL RISKS

Investing in the fund involves risks common to any investment in securities. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the fund's investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

The fund's investment performance is subject to a variety of risks, including the following principal risks:

   o STOCK MARKET AND EQUITY SECURITY RISKs. The fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward. The fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount the fund invests in each company's equity securities. However, diversification will not protect the fund against widespread or prolonged declines in the stock market. Equity risk is also related to the size of the company issuing stock.

MID CAP VALUE FUND
                                                             RISK/RETURN PROFILE
--------------------------------------------------------------------------------


       Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small- and medium-capitalization companies and generally lower with large-capitalization companies. Therefore, you should expect that investments in the fund will be more volatile than broad stock market indices such as the Standard & Poor's 500 Index and funds that invest primarily in large-capitalization companies.


   o VALUE STOCK RISKS. Value stocks bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Adviser anticipates.

   o COMPANY SIZE RISKS. The securities of mid-capitalization companies involve greater risks than those associated with companies with larger capitalizations and may be subject to more abrupt or erratic fluctuations in price. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

   o SECTOR RISKS. When the fund emphasizes its investments in securities of issuers in a particular industry, the fund's performance is closely tied to events in that industry.

   o FUTURES AND OPTIONS RISKS. The Adviser may trade in options or futures in order to hedge the fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the fund's portfolio.

   o SECURITY SELECTION RISK. The particular stocks that are selected by the Adviser for the fund may underperform the market or those stocks selected by other funds with similar objectives.

PERFORMANCE  INFORMATION

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund's performance and by comparing the fund's performance with a broad measure of market performance.


ANNUAL TOTAL RETURNS
(CALENDAR YEARS 2003-2005)

The following bar chart illustrates the annual total returns for the fund's Class A Shares. The returns for Class C Shares and Class I Shares of the fund differ from the Class A Shares' returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if they did, the total returns shown would be lower.


       PERFORMANCE BAR CHART
       YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31
       FOR CLASS A SHARES(1)


               [CHART]

           Calendar Year

        2003    2004    2005
        ----    ----    ----
       21.90%   22.38%  6.14%


(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND.

Year-to-date performance as of February 28, 2006:            2.69%

Class A Shares highest quarterly return during years shown: 14.29%  December 31, 2004
Class A Shares lowest quarterly return during years shown:  (4.15)% March 31, 2003
-------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

The following table represents the fund's Class A Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the periods shown relative to the Russell Mid Cap Value Index.(*) The table also shows hypothetical total returns for Class A Shares that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of the Class A Shares.



                                                                      SINCE
                                                                  COMMENCEMENT
                                                            1     OF INVESTMENT
                                                           YEAR   OPERATIONS(1)
 CLASS A SHARES(2) Return Before Taxes
 (with 5.50% sales charge)                                 0.30%      12.65%
 ------------------------------------------------------------------------------
 CLASS A SHARES(2) Return After Taxes on Distributions(3)(2.60)%      9.48%
 ------------------------------------------------------------------------------
 CLASS A SHARES(2) Return After Taxes on Distributions
 and Sale of Fund Shares(3)                                1.32%       9.73%
 ------------------------------------------------------------------------------
 CLASS C SHARES Return Before Taxes
 (with applicable Contingent Deferred Sales Charge)        4.49%      14.23%
 ------------------------------------------------------------------------------
 CLASS I SHARES Return Before Taxes                         N/A        8.16%
 ------------------------------------------------------------------------------
 RUSSELL MID CAP VALUE INDEX                              12.65%        N/A
 ------------------------------------------------------------------------------



(*) THE RUSSELL MID CAP VALUE INDEX TRACKS EQUITY SECURITIES OF MEDIUM-SIZED COMPANIES WHOSE MARKET CAPITALIZATION FALLS WITHIN THE $264 MILLION TO $20.8 BILLION RANGE. TOTAL RETURNS FOR THE INDEX SHOWN ARE NOT ADJUSTED TO REFLECT TAXES, SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SEC REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.


(1) THE FUND'S CLASS A SHARES AND CLASS C SHARES COMMENCED INVESTMENT OPERATIONS ON DECEMBER 9, 2002. THE FUND'S CLASS I SHARES COMMENCED INVESTMENT OPERATIONS ON MAY 10, 2005.

(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND.

(3) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME AND CAPITAL GAINS TAX RATES AND DO NOT REFLECT THE IMPACT OF ANY APPLICABLE STATE AND LOCAL TAXES. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. ACTUAL AFTER-TAX RETURNS TO AN INVESTOR DEPEND ON THE INVESTOR'S OWN TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS HOLDING SHARES THROUGH TAX-DEFERRED PROGRAMS, SUCH AS INDIVIDUAL RETIREMENT ACCOUNTS OR 401(K) PLANS. AFTER-TAX RETURNS ARE SHOWN ONLY FOR CLASS A SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE (BEFORE AND AFTER TAXES) WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MID CAP VALUE FUND
                                                               FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold shares of Mid Cap Value Fund.


SHAREHOLDER TRANSACTION EXPENSES                                CLASS A     CLASS C   CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)                   SHARES      SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering price)    5.50%     None      None
---------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                               None(1)   1.00%(2)  None
---------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends
and other distributions                                            None      None      None
---------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)                None      None      None
---------------------------------------------------------------------------------------------
Exchange fee                                                       None      None      None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS C   CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                   SHARES      SHARES    SHARES

Investment advisory fee(3)                                         0.75%     0.75%     0.75%
---------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                             --      0.75%       --
---------------------------------------------------------------------------------------------
Shareholder service fee                                            0.25%     0.25%       --
---------------------------------------------------------------------------------------------
Other operating expenses                                           0.25%     0.25%     0.25%
---------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES(3)                                 1.25%     2.00%     1.00%
---------------------------------------------------------------------------------------------

(1) ON PURCHASES OF CLASS A SHARES OF $1 MILLION OR MORE, A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS A SHARES REDEEMED WITHIN ONE YEAR OF THE PURCHASE DATE UNDER CERTAIN INVESTMENT PROGRAMS WHERE AN INVESTMENT PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

(2) A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS C SHARES REDEEMED WITHIN ONE YEAR OF THE PURCHASE DATE.

(3) EFFECTIVE DECEMBER 1, 2005, THE FUND'S INVESTMENT ADVISORY FEE WAS REDUCED FROM 0.80% TO 0.75%. THE FUND'S TOTAL ANNUAL OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE FUND'S CURRENT FEES.

Expense Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                           CLASS A SHARES        CLASS C SHARES         CLASS I SHARES
             1 YEAR Assuming Redemption        $671                  $304                   $102
             -----------------------------------------------------------------------------------------
             1 YEAR Assuming No Redemption     $671                  $204                   $102
             -----------------------------------------------------------------------------------------
             3 YEARS                           $926                  $630                   $319
             -----------------------------------------------------------------------------------------
             5 YEARS                           $1,201                $1,082                 $555
             -----------------------------------------------------------------------------------------
             10 YEARS                          $1,986                $2,338                 $1,232
             -----------------------------------------------------------------------------------------

VALUE FUND
                                                             RISK/RETURN PROFILE
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVES

Value Fund seeks income and growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Value Fund invests in common and preferred stocks according to a sector-weighting strategy in which attractive market valuation levels are assigned priority over prospects for future earnings growth. The Adviser attempts to identify those sectors of the economy that, given the current phase of the business cycle, are likely to realize gains in share prices as market valuation factors readjust over time. Selected sectors and companies will tend to possess price-to-earnings (P/E) and price-to-book ratios below broad market averages, while dividend yields generally will be higher than market averages. Common and preferred stocks are expected to produce dividends and will generally possess market capitalizations of $2 billion or more at the time of purchase. Convertible securities of smaller companies may also be included in the Value Fund's portfolio.

The Adviser seeks to identify companies that have clearly defined business strategies, produce consistent revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cash-flows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Adviser periodically reviews market prices in relation to the stock's intrinsic value and adjusts the Value Fund's holdings accordingly.

PRINCIPAL RISKS

Investing in the fund involves risks common to any investment in securities. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the fund's investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

The fund's investment performance is subject to a variety of risks, including the following principal risks:

   o STOCK MARKET AND EQUITY SECURITY RISKS. The fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward. The fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount the fund invests in each company's equity securities. However, diversification will not protect the fund against widespread or prolonged declines in the stock market.

   o VALUE STOCK RISKS. Value stocks bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Adviser anticipates.

   o SECTOR RISKS. When the fund emphasizes its investments in securities of issuers in a particular industry, the fund's performance is closely tied to events in that industry.

   o FUTURES AND OPTIONS RISKS. The Adviser may trade in options or futures in order to hedge the fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the fund's portfolio.

   o SECURITY SELECTION RISK. The particular stocks that are selected by the Adviser for the fund may underperform the market or those stocks selected by other funds with similar objectives.

PERFORMANCE  INFORMATION

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund's performance and by comparing the fund's performance with a broad measure of market performance.

ANNUAL TOTAL RETURNS
(CALENDAR YEARS 1996-2005)


The following bar chart illustrates the annual total returns for the fund's Class A Shares. The returns for Class C Shares and Class I Shares of the fund differ from the Class A Shares' returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if they did, the total returns shown would be lower.


       PERFORMANCE BAR CHART
       YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31
       FOR CLASS A SHARES(1)

                                     [CHART]

                                  Calendar Year

 1996   1997    1998    1999   2000    2001     2002     2003    2004   2005
 ----   ----    ----    ----   ----    ----     ----     ----    ----   ----
18.69%  27.24%  13.02%  5.75%  1.61%  (11.00)% (17.37)%  22.15%  7.84%  12.63%


(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND WERE CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES ON MAY 20, 1998 IS THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.



Year-to-date performance as of February 28, 2006:             2.55%

Class A Shares highest quarterly return during years shown:  15.60%  June 30, 1997
Class A Shares lowest quarterly return during years shown:  (18.70)% September 30, 2002
---------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)


The following table represents the fund's Class A Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the periods shown relative to the Standard & Poor's 500/Citigroup

Value Index(*), a broad-based market index. The table also shows hypothetical total returns for Class A Shares that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of the Class A Shares.



                                                                                 SINCE
                                                                             COMMENCEMENT
                                                            1      5    10   OF INVESTMENT
                                                           YEAR  YEARS YEARS OPERATIONS(1)
CLASS A SHARES(2) Return Before Taxes
(with 5.50% sales charge)                                  6.43% 0.61% 6.58%       N/A
------------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on Distributions(3)   6.28% 0.35% 5.54%       N/A
------------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on Distributions and
Sale of Fund Shares(3)                                     4.35% 0.39% 5.20%       N/A
------------------------------------------------------------------------------------------
CLASS C SHARES Return Before Taxes
(with applicable Contingent Deferred Sales Charge)        10.81%  N/A   N/A       5.64%
------------------------------------------------------------------------------------------
CLASS I SHARES Return Before Taxes                        12.94%  N/A   N/A      14.20%
------------------------------------------------------------------------------------------
STANDARD & POOR'S 500/CITIGROUP VALUE INDEX                8.71% 4.54% 9.43%       N/A
------------------------------------------------------------------------------------------



(*) THE STANDARD & POOR'S 500/CITIGROUP VALUE INDEX IS A SUB-INDEX OF THE STANDARD & POOR'S 500 INDEX REPRESENTING 50% OF THE STANDARD & POOR'S 500 INDEX MARKET CAPITALIZATION AND IS COMPRISED OF THOSE COMPANIES WITH VALUE CHARACTERISTICS BASED ON A SERIES OF RATIOS. (THE STANDARD & POOR'S 500/BARRA VALUE INDEX WHICH THE FUND HAS USED IN THE PAST AS ITS BENCHMARK INDEX WILL CEASE TO EXIST ON JUNE 30, 2006. STANDARD & POOR'S 500/BARRA VALUE INDEX IS ALSO A SUB-INDEX OF THE STANDARD & POOR'S 500 INDEX REPRESENTING 50% OF THE STANDARD & POOR'S 500 INDEX MARKET CAPITALIZATION AND IS COMPRISED OF THOSE COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND HAS THE SAME RETURNS FOR THE PERIODS SHOWN AS THE STANDARD & POOR'S 500/CITIGROUP VALUE INDEX.) TOTAL RETURNS FOR THE INDEX SHOWN ARE NOT ADJUSTED TO REFLECT TAXES, SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SEC REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(1) THE FUND'S CLASS A SHARES (INCLUDING PREDECESSOR CLASS B SHARES), CLASS C SHARES AND CLASS I SHARES COMMENCED INVESTMENT OPERATIONS ON DECEMBER 19, 1994, FEBRUARY 21, 2002 AND JUNE 16, 2004, RESPECTIVELY.

(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES ON MAY 20, 1998 IS THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(3) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME AND CAPITAL GAINS TAX RATES AND DO NOT REFLECT THE IMPACT OF ANY APPLICABLE STATE AND LOCAL TAXES. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. ACTUAL AFTER-TAX RETURNS TO AN INVESTOR DEPEND ON THE INVESTOR'S OWN TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS HOLDING SHARES THROUGH TAX-DEFERRED PROGRAMS, SUCH AS INDIVIDUAL RETIREMENT ACCOUNTS OR 401(K) PLANS. AFTER-TAX RETURNS ARE SHOWN ONLY FOR CLASS A SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE (BEFORE AND AFTER TAXES) WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

VALUE FUND
                                                               FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold shares of Value Fund.

SHAREHOLDER TRANSACTION EXPENSES                                CLASS A      CLASS C   CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)                   SHARES       SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering price)    5.50%     None      None
----------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                               None(1)   1.00%(2)  None
----------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends
and other distributions                                            None      None      None
----------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)                None      None      None
----------------------------------------------------------------------------------------------
Exchange fee                                                       None      None      None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS C   CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                   SHARES      SHARES    SHARES

Investment advisory fee(3)                                         0.75%     0.75%     0.75%
----------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                             --      0.75%       --
----------------------------------------------------------------------------------------------
Shareholder service fee                                            0.25%     0.25%       --
----------------------------------------------------------------------------------------------
Other operating expenses                                           0.25%     0.25%     0.25%
----------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES(3)                                 1.25%     2.00%     1.00%
----------------------------------------------------------------------------------------------

(1) ON PURCHASES OF CLASS A SHARES OF $1 MILLION OR MORE, A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS A SHARES REDEEMED WITHIN ONE YEAR OF THE PURCHASE DATE UNDER CERTAIN INVESTMENT PROGRAMS WHERE AN INVESTMENT PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.


(2) A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS C SHARES REDEEMED WITHIN ONE YEAR OF THE PURCHASE DATE.

(3) EFFECTIVE DECEMBER 1, 2005, THE FUND'S INVESTMENT ADVISORY FEE WAS REDUCED FROM 0.80% TO 0.75%. THE FUND'S TOTAL ANNUAL OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE FUND'S CURRENT FEES.

Expense Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                           CLASS A SHARES        CLASS C SHARES         CLASS I SHARES
             1 YEAR Assuming redemption        $671                  $304                   $102
             -----------------------------------------------------------------------------------------
             1 YEAR Assuming no redemption     $671                  $204                   $102
             -----------------------------------------------------------------------------------------
             3 YEARS                           $926                  $630                   $319
             -----------------------------------------------------------------------------------------
             5 YEARS                           $1,201                $1,082                 $555
             -----------------------------------------------------------------------------------------
             10 YEARS                          $1,986                2,338                  $1,232
             -----------------------------------------------------------------------------------------

BALANCED FUND
                                                             RISK/RETURN PROFILE
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVE

Balanced Fund seeks total return through capital appreciation, dividends and interest.

PRINCIPAL INVESTMENT STRATEGIES

Balanced Fund invests primarily in common and preferred stock, convertible securities, and fixed-income securities. Under normal market conditions, the fund maintains at least 25% of its assets in fixed-income senior securities and at least 25% of its assets in common stocks. The remaining 50% may be invested in those securities, as well as ADRs, collateralized mortgage obligations
("CMOs"), or other investments as determined by the Adviser based on its assessment of the economy and the markets. The fund's equity allocation will focus on high-quality companies. Using a blend of growth and value styles, the Adviser seeks to identify companies that have clearly defined business strategies, produce revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cash-flows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Adviser periodically reviews market prices in relation to the stock's intrinsic value and adjusts the fund's holdings accordingly. The fund's fixed-income allocation focuses on intermediate-term debt securities, with an emphasis on U.S. Treasury and governmental agency issues. Investment grade corporate bond issues may also be included as yield spreads become attractive.

PRINCIPAL RISKS

Investing in the fund involves risks common to any investment in securities. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the fund's investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

The fund's investment performance is subject to a variety of risks, including the following principal risks:

   o STOCK MARKET AND EQUITY SECURITY RISKS. The fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward. The fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount the fund invests in each company's equity securities. However, diversification will not protect the fund against widespread or prolonged declines in the stock market.

   o GROWTH STOCK RISKS. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

   o VALUE STOCK RISKS. Value stocks bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Adviser anticipates.

   o FIXED-INCOME SECURITIES RISKS. Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that the value of investments in the fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so. In addition, longer term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset value of the fund to fluctuate accordingly.

   o CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's) and Moody's Investors Service, Inc. ("Moody's"). These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the fund must rely entirely upon the Adviser's credit assessment. Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the fund will fail to meet its obligations. This could cause the fund to lose the benefit of the transaction or prevent the fund from selling or buying other securities to implement its investment strategy.

   o   CALL  RISKS.  Call risk is the  possibility  that an issuer  may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed-income security is called, the fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.

   o INTEREST RATE RISKS. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid on similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

   o PREPAYMENT RISKS. Mortgage-backed and asset-backed securities are subject to risks of prepayment. When interest rates decline, unscheduled prepayments can be expected to accelerate, and the fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities.

   o FUTURES AND OPTIONS RISKS. The Adviser may trade in options or futures in order to hedge the fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the fund's portfolio.

   o SECURITY SELECTION RISK. The particular stocks that are selected by the Adviser for the fund may underperform the market or those stocks selected by other funds with similar objectives.

Performance Information The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund's performance and by comparing the fund's performance with a broad measure of market performance.


ANNUAL TOTAL RETURNS
(CALENDAR YEARS 1996-2005)

The following bar chart illustrates the annual total returns for the fund's Class A Shares. The returns for Class C Shares and Class I Shares of the fund differ from the Class A Shares' returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if they did, the total returns shown would be lower.

       PERFORMANCE BAR CHART
       YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31
       FOR CLASS A SHARES(1)

                                    [CHART]


                                 Calendar Year

  1996    1997   1998     1999    2000     2001    2002    2003   2004  2005
  ----    ----   ----     ----    ----     ----    ----    ----   ----  ----
 11.93%  19.69%  19.93%    8.82%  (2.86)%  (3.19)% (7.40)% 13.50% 2.54% 11.39%



(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES ON MAY 20, 1998 IS THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

Year-to-date performance as of February 28, 2006:            1.49%

                                       28

Class A Shares highest quarterly return during years shown: 10.40%  June 30, 1997
Class A Shares lowest quarterly return during years shown:  (6.42)% September 30, 2002
--------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

The following table represents the fund's Class A Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the periods shown relative to the Standard & Poor's 500 Index and the Lehman Brothers Government/Credit Total Index, two separate broad-based market indexes, and to the Standard & Poor's 500/Merrill Lynch 1-10 Year Government/Corporate A Rated and Above Index.* The table also shows hypothetical total returns for Class A Shares that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of the Class A Shares.



                                                                               SINCE
                                                                           COMMENCEMENT
                                                          1      5    10   OF INVESTMENT
                                                         YEAR  YEARS YEARS OPERATIONS(1)
CLASS A Shares(2) Return Before Taxes
(with 5.50% sales charge)                                5.26% 1.89% 6.43%      N/A
----------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on Distributions(3) 4.87% 1.22% 5.21%      N/A
----------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on Distributions
and Sale of Fund Shares(3)                               3.51% 1.24% 4.89%      N/A
----------------------------------------------------------------------------------------
CLASS C SHARES Return Before Taxes
(with applicable Contingent Deferred Sales Charge)       9.53%  N/A   N/A      3.88%
----------------------------------------------------------------------------------------
CLASS I SHARES Return Before Taxes                        N/A   N/A   N/A      2.70%
----------------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX                              4.91% 0.54% 9.07%      N/A
----------------------------------------------------------------------------------------
LEHMAN BROTHERS GOVERNMENT/CREDIT TOTAL INDEX            2.37% 6.11% 6.17%      N/A
----------------------------------------------------------------------------------------
STANDARD & POOR'S 500/MERRILL LYNCH 1-10 YEAR
GOVERNMENT/CORPORATE A RATED AND ABOVE INDEX             3.39% 3.22% 7.74%      N/A
----------------------------------------------------------------------------------------



(*) The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks representing all major industries. The Lehman Brothers Government/Credit Total Index is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The Standard & Poor's 500/Merrill Lynch 1-10 Year Government/Corporate A Rated and Above Index is a 50%/50% weight between the two indexes. Total returns for the indexes shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the fund's performance. The indexes are unmanaged, and unlike the fund, are not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.


(1) THE FUND'S CLASS A SHARES, CLASS C SHARES AND CLASS I SHARES COMMENCED INVESTMENT OPERATIONS ON DECEMBER 18, 1994, JANUARY 14, 2002 AND SEPTEMBER 1, 2005, RESPECTIVELY.

(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES ON MAY 20, 1998 IS THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(3) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME AND CAPITAL GAINS TAX RATES AND DO NOT REFLECT THE IMPACT OF ANY APPLICABLE STATE AND LOCAL TAXES. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. ACTUAL AFTER-TAX RETURNS TO AN INVESTOR DEPEND ON THE INVESTOR'S OWN TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS HOLDING SHARES THROUGH TAX-DEFERRED PROGRAMS, SUCH AS INDIVIDUAL RETIREMENT ACCOUNTS OR 401(K) PLANS. AFTER-TAX RETURNS ARE SHOWN ONLY FOR CLASS A SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE (BEFORE AND AFTER TAXES) WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE

BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

BALANCED FUND
                                                               FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold shares of Balanced Fund.


SHAREHOLDER TRANSACTION EXPENSES                                CLASS A     CLASS C   CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)                   SHARES      SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering price)    5.50%    None      None
---------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                            None(1)      1.00%(2)  None
---------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends
and other distributions                                            None      None      None
---------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)                None      None      None
---------------------------------------------------------------------------------------------
Exchange fee                                                       None      None      None
---------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS C   CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                   SHARES      SHARES    SHARES

Investment advisory fee(3)                                         0.75%     0.75%     0.75%
---------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                             --      0.75%       --
---------------------------------------------------------------------------------------------
Shareholder service fee                                            0.25%     0.25%       --
---------------------------------------------------------------------------------------------
Other operating expenses                                           0.28%     0.28%     0.28
---------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES(3)                                 1.28%     2.03%     1.03%
---------------------------------------------------------------------------------------------

(1) ON PURCHASES OF CLASS A SHARES OF $1 MILLION OR MORE, A CONTINGENT DEFERRED SALES CHARGES OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS A SHARES REDEEMED WITHIN ONE YEAR OF THE PURCHASE DATE UNDER CERTAIN INVESTMENT PROGRAMS WHERE AN INVESTMENT PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.


(2) A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS C SHARES REDEEMED WITHIN ONE YEAR OF THE PURCHASE DATE.

(3) EFFECTIVE DECEMBER 1, 2005, THE FUND'S INVESTMENT ADVISORY FEE WAS REDUCED FROM 0.80% TO 0.75%. THE FUND'S TOTAL ANNUAL OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE FUND'S CURRENT FEES.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                           CLASS A SHARES       CLASS C SHARES          CLASS I SHARES
             1 YEAR Assuming redemption        $674                 $307                    $105
             -----------------------------------------------------------------------------------------
             1 YEAR Assuming no redemption     $674                 $207                    $105
             -----------------------------------------------------------------------------------------
             3 YEARS                           $935                 $639                    $329
             -----------------------------------------------------------------------------------------
             5 YEARS                           $1,216               $1,097                  $571
             -----------------------------------------------------------------------------------------
             10 YEARS                          $2,018               $2,369                  $1,267
             -----------------------------------------------------------------------------------------

FIXED INCOME FUND
                                                             RISK/RETURN PROFILE
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVES

Fixed Income Fund seeks current income with capital appreciation as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES

Fixed Income Fund invests a majority of its total assets in investment-grade ebt securities. Under normal circumstances, the fund invests at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed-income securities. These securities include debt securities of the U. S. Treasury and government agencies, mortgage- and asset-backed securities, and corporate bonds. The fund will provide shareholders with at least 60 days' prior notice of any changes in this policy.

The fund may invest up to 10% of its total assets in below investment grade debt securities. The debt securities purchased by the fund will be rated, at the time of investment, at least CCC (or a comparable rating) by at least one nationally recognized statistical rating agency or, if unrated, determined by the Adviser to be of comparable quality.

The Adviser employs a "top down" strategy in selecting investment securities. Key factors include economic trends, inflation expectations, interest rate momentum, and yield spreads. When investing in non-governmental securities, the Adviser will conduct a credit analysis of the issuer, and will compare current yield spreads to historical norms. The net asset value of the fund is expected to fluctuate with changes in interest rates and bond market conditions. The Adviser will attempt to minimize principal fluctuation and increase return through, among other things, diversification, careful credit analysis and security selection, and adjustments of the fund's average portfolio maturity.

The average maturity of the fund's debt securities generally will be in the range of three to ten years. When interest rates are at higher levels and lower rates are forecasted for the future, the Adviser may choose to lengthen the fund's effective duration. Likewise, when rising interest rates are expected, the duration of the fund's bond portfolio may be shortened. Consistent with the fund's primary objective of producing current income, the fund will focus on investment-grade, intermediate-term, fixed-income securities.

PRINCIPAL RISKS

Investing in the fund involves risks common to any investment in securities. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the fund's investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

The fund's investment performance is subject to a variety of risks, including the following principal risks:

   o FIXED-INCOME SECURITIES RISKs. Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that the value of investments in the fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so. In addition, longer term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset value of the fund to fluctuate accordingly.

FIXED INCOME FUND
                                                             RISK/RETURN PROFILE
--------------------------------------------------------------------------------

   o CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the fund must rely entirely upon the Adviser's credit assessment. Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the fund will fail to meet its obligations. This could cause the fund to lose the benefit of the transaction or prevent the fund from selling or buying other securities to implement its investment strategy. Below investment grade debt securities are commonly referred to as "junk bonds" and are considered speculative with respect to an issuer's capacity to pay interest and repay principal. They involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-rated debt securities.

   o   CALL  RISKS.  Call risk is the  possibility  that an issuer  may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed-income security is called, the fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.


   o INTEREST RATE RISKS. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid on similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.


   o PREPAYMENT RISKS. Mortgage-backed and asset-backed securities are subject to risks of prepayment. When interest rates decline, unscheduled prepayments can be expected to accelerate, and the fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities.


   o FUTURES AND OPTIONS RISKS. The Adviser may trade in options or futures in order to hedge the fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the fund's portfolio.

   o SECURITY SELECTION RISk. The particular securities that are selected by the Adviser for the fund may underperform the market or those securities selected by other funds with similar objectives.

PERFORMANCE  INFORMATION

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund's performance and by comparing the fund's performance with a broad measure of market performance.

ANNUAL TOTAL RETURNS
(CALENDAR YEARS 1996-2005)

The following bar chart illustrates the annual total returns for the fund's Class A Shares. The returns for Class C Shares and Class I Shares of the fund differ from the Class A Shares' returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if they did, the total returns shown would be lower.

       PERFORMANCE BAR CHART
       YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31
       FOR CLASS A SHARES(1)

                                     [CHART]

                                  Calendar Year

1996   1997    1998    1999     2000    2001    2002    2003    2004    2005
----   ----    ----    ----     ----    ----    ----    ----    ----    ----
3.58%  7.96%   6.66%  (0.31)%  10.34%  8.17%   9.69%   1.84%   0.61%   1.09%

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES ON MAY 20, 1998 IS THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.


Year-to-date performance as of February 28, 2006:            0.20%

Class A Shares highest quarterly return during years shown:  4.93%  September 30, 2001
Class A Shares lowest quarterly return during years shown:  (2.62)% June 30, 2004
--------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)


The following table represents the fund's Class A Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the periods shown relative to the Merrill Lynch 1-10 Year Government/Corporate A Rated and Above Index(*), a broad-based market index. The table also shows hypothetical total returns for Class A Shares that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of the Class A Shares.



                                                                                 SINCE
                                                                             COMMENCEMENT
                                                           1       5    10   OF INVESTMENT
                                                          YEAR   YEARS YEARS OPERATIONS(1)
CLASS A SHARES(2) Return Before Taxes
(with 2.00% sales charge)                                (0.94)% 3.79% 4.68%      N/A
------------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on Distributions(3) (2.23)% 2.21% 2.78%      N/A
------------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on Distributions
and Sale of Fund Shares(3)                               (0.61)% 2.33% 2.83%      N/A
------------------------------------------------------------------------------------------
CLASS C SHARES Return Before Taxes
(with applicable Contingent Deferred Sales Charge)       (0.77)%  N/A   N/A      2.25%
------------------------------------------------------------------------------------------
CLASS I SHARES Return Before Taxes                         N/A    N/A   N/A      0.34%
------------------------------------------------------------------------------------------
MERRILL LYNCH 1-10 YEAR GOVERNMENT/CORPORATE A
RATED AND ABOVE INDEX                                     1.71%  5.22% 5.69%      N/A
------------------------------------------------------------------------------------------



(*) THE MERRILL LYNCH 1-10 YEAR GOVERNMENT/CORPORATE A RATED AND ABOVE INDEX IS COMPRISED OF PUBLICLY PLACED, NON-CONVERTIBLE, COUPON-BEARING DOMESTIC DEBT WITH MATURITIES BETWEEN 1 AND 9.99 YEARS, RATED "A" OR BETTER. TOTAL RETURNS FOR THE INDEX SHOWN ARE NOT ADJUSTED TO REFLECT TAXES, SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SEC REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(1) THE FUND'S CLASS A SHARES (INCLUDING THE PREDECESSOR CLASS B SHARES), CLASS C SHARES AND CLASS I SHARES COMMENCED INVESTMENT OPERATIONS ON APRIL 20, 1992, DECEMBER 3, 2001 AND AUGUST 14, 2005, RESPECTIVELY.

(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES ON MAY 20, 1998 IS THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(3) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME AND CAPITAL GAINS TAX RATES AND DO NOT REFLECT THE IMPACT OF ANY APPLICABLE STATE AND LOCAL TAXES. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. ACTUAL AFTER-TAX RETURNS TO AN INVESTOR DEPEND ON THE INVESTOR'S OWN TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS HOLDING SHARES THROUGH TAX-DEFERRED PROGRAMS, SUCH AS INDIVIDUAL RETIREMENT ACCOUNTS OR 401(K) PLANS. AFTER-TAX RETURNS ARE SHOWN ONLY FOR CLASS A SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE (BEFORE AND AFTER TAXES) WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

FIXED INCOME FUND
                                                               FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold shares of Fixed Income Fund.


SHAREHOLDER TRANSACTION EXPENSES                                CLASS A     CLASS C   CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)                   SHARES      SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering price)    2.00%     None      None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                               None(1)   1.00%(2)  None
-----------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends
and other distributions                                            None      None      None
------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)                None      None      None
------------------------------------------------------------------------------------------
Exchange fee                                                       None      None      None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS C   CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                   SHARES      SHARES    SHARES

Investment advisory fee(3)                                         0.50%     0.50%     0.50%
------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                             --      0.75%       --
------------------------------------------------------------------------------------------
Shareholder service fee                                            0.25%     0.25%       --
------------------------------------------------------------------------------------------
Other operating expenses                                           0.22%     0.22%     0.22%
------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES(3)                                 0.97%     1.72%     0.72%
------------------------------------------------------------------------------------------


(1) ON PURCHASES OF CLASS A SHARES OF $1 MILLION OR MORE, A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS A SHARES REDEEMED WITHIN ONE YEAR OF THE PURCHASE DATE UNDER CERTAIN INVESTMENT PROGRAMS WHERE AN INVESTMENT PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.


(2) A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS C SHARES REDEEMED WITHIN ONE YEAR OF THE PURCHASE DATE.

(3) EFFECTIVE DECEMBER 1, 2005, THE FUND'S INVESTMENT ADVISORY FEE WAS REDUCED FROM 0.75% TO 0.50%. THE FUND'S TOTAL ANNUAL OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE FUND'S CURRENT FEES.


EXPENSE EXAMPLE


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                           CLASS A SHARES       CLASS C SHARES          CLASS I SHARES
             1 YEAR Assuming Redemption        $297                 $275                    $74
             -----------------------------------------------------------------------------------------
             1 YEAR Assuming No Redemption     $297                 $175                    $74
             -----------------------------------------------------------------------------------------
             3 YEARS                           $504                 $544                    $231
             -----------------------------------------------------------------------------------------
             5 YEARS                           $728                 $937                    $402
             -----------------------------------------------------------------------------------------
             10 YEARS                          $1,373               $2,040                  $900
             -----------------------------------------------------------------------------------------

LIMITED MATURITY FIXED INCOME FUND
                                                             RISK/RETURN PROFILE
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVE

Limited Maturity Fixed Income Fund seeks current income.

PRINCIPAL INVESTMENT STRATEGIES

Limited Maturity Fixed Income Fund invests in investment-grade debt securities. Under normal circumstances, the fund invests at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed-income investments. These securities include debt securities of the U. S. Treasury and government agencies, mortgage- and asset-backed securities, and corporate bonds. The fund will provide shareholders with at least 60 days' prior notice of any changes in this policy.

The fund may invest up to 10% of its total assets in below investment grade debt securities. The debt securities purchased by the fund will be rated, at the time of investment, at least CCC (or a comparable rating) by at least one nationally recognized statistical rating agency or, if unrated, determined by the Adviser to be of comparable quality.

The Adviser employs a "top down" strategy in selecting investment securities. Key factors include economic trends, inflation expectations, interest rate momentum, and yield spreads. When investing in non-governmental securities, the Adviser will conduct a credit analysis of the issuer, and will compare current yield spreads to historical norms. The net asset value of the fund is expected to fluctuate with changes in interest rates and bond market conditions. The Adviser will attempt to minimize principal fluctuation and increase return through, among other things, diversification, careful credit analysis and security selection, and adjustments of the fund's average portfolio maturity.

The average maturity of the fund's debt securities generally will be in the range of one to three years. When interest rates are at higher levels and lower rates are forecasted for the future, the Adviser may choose to lengthen the fund's effective duration. Likewise, when rising interest rates are expected, the duration of the fund's bond portfolio may be shortened. Consistent with the fund's objective of producing current income, the fund will focus on investment-grade fixed-income securities with short- to intermediate-term maturities.

PRINCIPAL RISKS

Investing in the fund involves risks common to any investment in securities. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the fund's investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

The fund's investment performance is subject to a variety of risks, including the following principal risks:

   o FIXED-INCOME SECURITIES RISKS. Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that the value of investments in the fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so. In addition, longer term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset value of the fund to fluctuate accordingly.

   o CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the fund must rely entirely upon the Adviser's credit assessment. Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the fund will fail to meet its obligations. This could cause the fund to lose the benefit of the transaction or prevent the fund from selling or buying other securities to implement its investment strategy. Below investment grade debt securities are commonly referred to as "junk bonds" and are considered speculative with respect to an issuer's capacity to pay interest and repay principal. They involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-rated debt securities.


   o   CALL  RISKS.  Call risk is the  possibility  that an issuer  may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed-income security is called, the fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.


   o INTEREST RATE RISKS. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid on similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.


  o PREPAYMENT RISKS. Mortgage-backed and asset-backed securities are subject to risks of prepayment. When interest rates decline, unscheduled prepayments can be expected to accelerate, and the fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities.


   o FUTURES AND OPTIONS RISKS. The Adviser may trade in options or futures in order to hedge the fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the fund's portfolio.

   o SECURITY SELECTION RISK. The particular securities that are selected by the Adviser for the fund may underperform the market or those securities selected by other funds with similar objectives.

PERFORMANCE  INFORMATION

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund's performance and by comparing the fund's performance with a broad measure of market performance.

ANNUAL TOTAL RETURNS
(CALENDAR YEARS 1996-2005)


The following bar chart illustrates the annual total returns for the fund's Class A Shares. The returns for Class C Shares and Class I Shares of the fund differ from the Class A Shares' returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if they did, the total returns shown would be lower.

       PERFORMANCE BAR CHART
       YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31
       FOR CLASS A SHARES(1)

                                    [CHART]

                                 Calendar Year

1996    1997    1998    1999    2000    2001    2002    2003    2004    2005
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
3.29%   5.55%   5.76%   2.28%   7.84%   7.35%   4.85%   0.92%  (0.33)%  1.43%

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES ON MAY 20, 1998 IS THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.


Year-to-date performance as of February 28, 2006:            0.25%

Class A Shares highest quarterly return during years shown:  3.00%  September 30, 2001
Class A Shares lowest quarterly return during years shown:  (1.83)% June 30, 2004
--------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)


The following table represents the fund's Class A Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the periods shown relative to the Merrill Lynch 1-3 Year Treasury Index*, a broad-based market index. The table also shows hypothetical total returns for Class A Shares that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of the Class A Shares.



                                                                                 SINCE
                                                                             COMMENCEMENT
                                                           1      5    10   OF INVESTMENT
                                                          YEAR  YEARS YEARS OPERATIONS(1)
CLASS A SHARES(2) Return Before Taxes
(with 1.50% sales charge)                                (0.09)% 2.49% 3.70%      N/A
------------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on Distributions(3) (1.12)% 1.18% 2.05%      N/A
------------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on Distributions
and Sale of Fund Shares(3)                               (0.07)% 1.34% 2.13%      N/A
------------------------------------------------------------------------------------------
CLASS C SHARES Return Before Taxes
(with applicable Contingent Deferred Sales Charge)       (0.33)%  N/A   N/A      0.97%
------------------------------------------------------------------------------------------
CLASS I SHARES Return Before Taxes                         N/A    N/A   N/A      0.38%
------------------------------------------------------------------------------------------
MERRILL LYNCH 1-3 YEAR TREASURY INDEX                     1.66%  3.67% 4.79%      N/A
------------------------------------------------------------------------------------------



(*) THE MERILL LYNCH 1-3 YEAR TREASURY INDEX TRACKS SHORT-TERM U.S. GOVERNMENT SECURITIES WITH MATURITIES BETWEEN 1 AND 2.99 YEARS. TOTAL RETURNS FOR THE INDEX SHOWN ARE NOT ADJUSTED TO REFLECT TAXES, SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SEC REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(1) THE FUND'S CLASS A SHARES (INCLUDING THE PREDECESSOR CLASS B SHARES), CLASS C SHARES AND CLASS I SHARES COMMENCED INVESTMENT OPERATIONS ON DECEMBER 12, 1993, DECEMBER 14, 2001 AND SEPTEMBER 1, 2005, RESPECTIVELY.

(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES ON MAY 20, 1998 IS THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(3) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME AND CAPITAL GAINS TAX RATES AND DO NOT REFLECT THE IMPACT OF ANY APPLICABLE STATE AND LOCAL TAXES. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. ACTUAL AFTER-TAX RETURNS TO AN INVESTOR DEPEND ON THE INVESTOR'S OWN TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS HOLDING SHARES THROUGH TAX-DEFERRED PROGRAMS, SUCH AS INDIVIDUAL RETIREMENT ACCOUNTS OR 401(K) PLANS. AFTER-TAX RETURNS ARE SHOWN ONLY FOR CLASS A SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE (BEFORE AND AFTER TAXES) WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

LIMITED MATURITY FIXED INCOME FUND
                                                               FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold shares of Limited Maturity Fixed Income Fund.


SHAREHOLDER TRANSACTION EXPENSES                                CLASS A     CLASS C   CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)                   SHARES      SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering price)    1.50%     None      None
---------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                               None(1)   1.00%(2)  None
---------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends
and other distributions                                            None      None      None
---------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)                None      None      None
---------------------------------------------------------------------------------------------
Exchange fee                                                       None      None      None
---------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS C   CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                   SHARES      SHARES    SHARES

Investment advisory fee(3)                                         0.40%     0.40%     0.40%
---------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                             --      0.75%       --
---------------------------------------------------------------------------------------------
Shareholder service fee                                            0.25%     0.25%       --
---------------------------------------------------------------------------------------------
Other operating expenses                                           0.31%     0.31%     0.31%
---------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES(3)                                 0.96%     1.71%     0.71%
---------------------------------------------------------------------------------------------


(1) ON PURCHASES OF CLASS A SHARES OF $1 MILLION OR MORE, A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS A SHARES REDEEMED WITHIN ONE YEAR OF THE PURCHASE DATE UNDER CERTAIN INVESTMENT PROGRAMS WHERE AN INVESTMENT PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.


(2) A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS C SHARES REDEEMED WITHIN ONE YEAR OF THE PURCHASE DATE.

(3) EFFECTIVE DECEMBER 1, 2005, THE FUND'S INVESTMENT ADVISORY FEE WAS REDUCED FROM 0.70% TO 0.40%. THE FUND'S TOTAL ANNUAL OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE FUND'S CURRENT FEES.


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                           CLASS A SHARES        CLASS C SHARES         CLASS I SHARES
             1 YEAR Assuming redemption        $247                  $274                   $73
             -----------------------------------------------------------------------------------------
             1 YEAR Assuming no redemption     $247                  $174                   $73
             -----------------------------------------------------------------------------------------
             3 YEARS                           $452                  $541                   $228
             -----------------------------------------------------------------------------------------
             5 YEARS                           $675                  $932                   $397
             -----------------------------------------------------------------------------------------
             10 YEARS                          $1,317                $2,029                 $888
             -----------------------------------------------------------------------------------------

INTERMEDIATE TAX EXEMPT BOND FUND
                                                             RISK/RETURN PROFILE
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVE

Intermediate Tax Exempt Bond Fund seeks current income that is exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES

Intermediate Tax Exempt Bond Fund invests its assets primarily in a highly diversified portfolio of tax-exempt bonds. The fund normally invests its assets so that at least 80% of the income that it distributes is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax. This policy may not be changed without shareholder approval.

A primary consideration of the fund is to invest a large portion of its assets in securities of issuers located within the southern United States. Key factors in the security selection process include regional economic trends and demographic patterns, national economic trends, interest rate momentum, and yield spreads. The fund generally will invest a large portion of its assets in direct general obligation bonds consistent with the Adviser's economic forecast. Revenue bonds will be used to add additional yield, particularly in periods of economic growth. When investing in tax-exempt securities, the Adviser will conduct a credit analysis of the issuer and will compare current yield spreads to historical norms. The fixed-income securities in which the fund invests will have a minimum credit rating of "A" (by Standard & Poor's or Moody's) at the time of purchase.

The average maturity of the fund's debt securities generally will be in the range of three to ten years. When interest rates are at higher levels and lower rates are forecasted for the future, the Adviser may choose to lengthen the fund's effective duration. Likewise, when rising interest rates are expected, the duration of the fund's bond portfolio may be shortened and its allocation in revenue bonds increased.

PRINCIPAL RISKS

Investing in the fund involves risks common to any investment in securities. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the fund's investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

The fund's investment performance is subject to a variety of risks, including the following principal risks:

   o FIXED-INCOME SECURITIES RISKS. Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that the value of investments in the fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so. In addition, longer term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset value of the fund to fluctuate accordingly.

   o TAX RISKS. Tax risk is the risk that future legislative or court decisions may materially affect the ability of the fund to pay tax-exempt dividends.

INTERMEDIATE TAX EXEMPT BOND FUND
                                                             RISK/RETURN PROFILE
--------------------------------------------------------------------------------



   o CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the fund must rely entirely upon the Adviser's credit assessment. Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the fund will fail to meet its obligations. This could cause the fund to lose the benefit of the transaction or prevent the fund from selling or buying other securities to implement its investment strategy.

   o   CALL  RISKS.  Call risk is the  possibility  that an issuer  may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed-income security is called, the fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.

   o INTEREST RATE RISKS. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid on similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.


   o SECURITY SELECTION RISK. The particular securities that are selected by the Adviser for the fund may underperform the market or those securities selected by other funds with similar objectives.

PERFORMANCE  INFORMATION

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund's performance and by comparing the fund's performance with a broad measure of market performance. The fund commenced investment operations on February 9, 2004.


ANNUAL TOTAL RETURNS

(CALENDAR YEAR 2005)

The following bar chart illustrates the annual total returns for the fund's Class A Shares. The returns for Class C Shares and Class I Shares of the fund differ from the Class A Shares' returns shown in the bar chart to the extent their respective expenses differ. The total returns shown in the bar chart do not reflect the payment of any sales charges; if they did, the total returns shown would be lower.

       PERFORMANCE BAR CHART

       YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31
       FOR CLASS A SHARES


                                    [CHART]

                                 Calendar Year

        2005
        ----
        0.90%


Year-to-date performance as of February 28, 2006:            0.43%

Class A Shares highest quarterly return during years shown:  1.71%  June 30, 2005
Class A Shares lowest quarterly return during years shown:  (0.90)% March 31, 2005
----------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)


The following table represents the fund's Class A Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the periods shown relative to the Merrill Lynch 3-7 Year Municipal Index.* The table also shows hypothetical total returns for Class A Shares that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of the Class A Shares.



                                                                    SINCE
                                                                COMMENCEMENT
                                                          1     OF INVESTMENT
                                                         YEAR   OPERATIONS(1)
  CLASS A SHARES Return Before Taxes
  (with 2.00% sales charge)                             (1.12)%     (0.14)%
  ---------------------------------------------------------------------------
  CLASS A SHARES Return After Taxes on Distributions(2) (1.15)%     (0.20)%
  ---------------------------------------------------------------------------
  CLASS A SHARES Return After Taxes on Distributions
  and Sale of Fund Shares(2)                             0.33%       0.33%
  ---------------------------------------------------------------------------
  CLASS C SHARES Return Before Taxes
  (with applicable Contingent Deferred Sales Charge)    (0.16)%      0.62%
  ---------------------------------------------------------------------------
  CLASS I SHARES Return Before Taxes                     1.15%       0.94%
  ---------------------------------------------------------------------------
  MERRILL LYNCH 3-7 YEAR MUNICIPAL INDEX                 1.27%       1.64%
  ---------------------------------------------------------------------------



(*) THE MERRILL LYNCH 3-7 YEAR MUNICIPAL INDEX IS A TOTAL PERFORMANCE BENCHMARK FOR THE INTERMEDIATE-TERM MUNICIPAL BOND MARKET. TOTAL RETURNS FOR THE INDEX SHOWN ARE NOT ADJUSTED TO REFLECT TAXES, SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SEC REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(1) THE FUND COMMENCED INVESTMENT OPERATIONS ON FEBRUARY 9, 2004.


(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME AND CAPITAL GAINS TAX RATES AND DO NOT REFLECT THE IMPACT OF ANY APPLICABLE STATE AND LOCAL TAXES. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. ACTUAL AFTER-TAX RETURNS TO AN INVESTOR DEPEND ON THE INVESTOR'S OWN TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS HOLDING SHARES THROUGH TAX-DEFERRED PROGRAMS, SUCH AS INDIVIDUAL RETIREMENT ACCOUNTS OR 401(K) PLANS. AFTER-TAX RETURNS ARE SHOWN ONLY FOR CLASS A SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE (BEFORE AND AFTER TAXES) WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

INTERMEDIATE TAX EXEMPT BOND FUND
                                                               FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold shares of Intermediate Tax Exempt Bond Fund.


SHAREHOLDER TRANSACTION EXPENSES                                CLASS A     CLASS C   CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)                   SHARES      SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering price)    2.00%     None      None
---------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                               None(1)   1.00%(2)  None
---------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends
and other distributions                                            None      None      None
---------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)                None      None      None
---------------------------------------------------------------------------------------------
Exchange fee                                                       None      None      None
---------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS C   CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                   SHARES      SHARES    SHARES

Investment advisory fee(3)                                         0.25%     0.25%     0.25%
---------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                             --      0.75%       --
---------------------------------------------------------------------------------------------
Shareholder service fee                                            0.25%     0.25%       --
---------------------------------------------------------------------------------------------
Other operating expenses                                           0.32%     0.32%     0.32%
---------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES(3)                                 0.82%     1.57%     0.57%
---------------------------------------------------------------------------------------------

(1) ON PURCHASES OF CLASS A SHARES OF $1 MILLION OR MORE, A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS A SHARES REDEEMED WITHIN ONE YEAR OF THE PURCHASE DATE UNDER CERTAIN INVESTMENT PROGRAMS WHERE AN INVESTMENT PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.


(2) A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS C SHARES REDEEMED WITHIN ONE YEAR OF THE PURCHASE DATE.

(3) EFFECTIVE DECEMBER 1, 2005, THE FUND'S INVESTMENT ADVISORY FEE WAS REDUCED FROM 0.50% TO 0.25%. THE FUND'S TOTAL ANNUAL OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE FUND'S CURRENT FEES.


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                           CLASS A SHARES       CLASS C SHARES          CLASS I SHARES
             1 YEAR Assuming redemption        $282                 $260                    $58
             ------------------------------------------------------------------------------------------
             1 YEAR Assuming no redemption     $282                 $160                    $58
             ------------------------------------------------------------------------------------------
             3 YEARS                           $457                 $497                    $183
             ------------------------------------------------------------------------------------------
             5 YEARS                           $648                 $858                    $320
             ------------------------------------------------------------------------------------------
             10 YEARS                          $1,199               $1,877                  $718
             ------------------------------------------------------------------------------------------

TREASURY MONEY MARKET FUND
                                                             RISK/RETURN PROFILE
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVE

Treasury Money Market Fund seeks current income consistent with stability of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Treasury Money Market Fund invests primarily in U.S. Treasury obligations maturing in 397 days or less and in repurchase agreements collateralized by U.S. Treasury obligations. Under normal circumstances, the fund invests at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. Treasury investments. The fund will provide shareholders with at least 60 days' prior notice of any changes in this policy. The fund also may invest in short-term AAA-rated securities of other investment companies, and engage in when-issued and delayed-delivery transactions. Consistent with the fund's AAA rating by Standard & Poor's, the fund will maintain an average maturity of 60 days or less. To the extent that fund income is derived from investments in U.S. Treasury securities, interest earned from the fund may be exempt from state income taxation.

The fund will comply with the requirements of Rule 2a-7 under the 1940 Act, which sets forth portfolio quality and diversification restrictions for money market mutual funds. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PRINCIPAL RISKS

Investing in the fund involves risks common to any investment in securities. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the fund's investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

The fund's investment performance is subject to a variety of risks, including the following principal risks:

   o MONEY MARKET RISKS. Prices of fixed-income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities. The fund also can be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

   o CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk.


   o INCOME RISK. It is possible that the fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the fund for any particular period.

TREASURY MONEY MARKET FUND
                                                             RISK/RETURN PROFILE
--------------------------------------------------------------------------------

   o SECURITY SELECTION RISK. The particular securities that are selected by the Adviser for the fund may underperform the market or those securities selected by other funds with similar objectives.

PERFORMANCE  INFORMATION

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund's performance.

ANNUAL TOTAL RETURNS
(CALENDAR YEARS 1996-2005)


The following bar chart illustrates the annual total returns for the fund's Class A Shares. The fund's Class I Shares will commence investment operations on or after April 1, 2006. The returns for Class I Shares of the fund would differ from the Class A Shares' returns shown in the bar chart to the extent its expenses differ. Historically the fund has maintained a constant $1.00 net asset value per share. The fund's Shares are not sold subject to a sales (load) charge; therefore, the total returns displayed below are based upon net asset value.


       PERFORMANCE BAR CHART
       YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31
       FOR CLASS A SHARES(1)

                                    [CHART]

                                 Calendar Year

1996    1997   1998    1999    2000    2001    2002    2003    2004     2005
----    ----   ----    ----    ----    ----    ----    ----    ----     ----
4.78%   4.81%  4.64%   4.28%   5.60%   3.62%   1.04%   0.43%   0.63%    2.41%


(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES ON MAY 20, 1998 IS THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.



Year-to-date performance as of February 28, 2006:           0.56%

Class A Shares highest quarterly return during years shown: 1.47% December 31, 2000
Class A Shares lowest quarterly return during years shown:  0.08% March 31, 2004
-----------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

                                                   1      5    10
                                                  Year  Years Years
            Class A Shares(1) Return Before Taxes 2.41% 1.62% 3.21%
            -------------------------------------------------------
            Class I Shares(2) Return Before Taxes  N/A   N/A   N/A
            -------------------------------------------------------


(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES ON MAY 20, 1998 IS THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.


(2) CLASS I SHARES WILL COMMENCE INVESTMENT OPERATIONS ON OR AFTER APRIL 1, 2006 AND THEREFORE DO NOT HAVE HISTORICAL RETURN INFORMATION TO REPORT.

The fund's Class A Shares seven-day net yield as of February 28, 2006 was 3.68%. Investors may call the fund at 877-757-7424 to acquire the current seven-day net yield.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE (BEFORE AND AFTER TAXES) WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

The following tables describe the fees and expenses you may pay if you buy and hold shares of Treasury Money Market Fund.


SHAREHOLDER TRANSACTION EXPENSES                                      CLASS A CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)                         SHARES  SHARES
Maximum sales charge (Load) (as a percentage of offering price)        None    None
-------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                                   None    None
-------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends and other
distributions                                                          None    None
-------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)                    None    None
-------------------------------------------------------------------------------------
Exchange fee                                                           None    None
-------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                        CLASS A CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                         SHARES  SHARES

Investment advisory fee(1)                                             0.20%   0.20%
-------------------------------------------------------------------------------------
Shareholder service fee                                                0.25%     --
-------------------------------------------------------------------------------------
Other operating expenses                                               0.17%   0.17%
-------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES(1)                                     0.62%   0.37%
-------------------------------------------------------------------------------------



(1) EFFECTIVE DECEMBER 1, 2005, THE FUND'S INVESTMENT ADVISORY FEE WAS REDUCED FROM 0.50% TO 0.20%. THE FUND'S TOTAL ANNUAL OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE FUND'S CURRENT FEES.


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                               CLASS A SHARES    CLASS I SHARES
                 1 Year Assuming Redemption        $64                $38
                 ---------------------------------------------------------------
                 1 Year Assuming No Redemption     $64                $38
                 ---------------------------------------------------------------
                 3 Years                           $199               $119
                 ---------------------------------------------------------------
                 5 Years                           $347               $209
                 ---------------------------------------------------------------
                 10 Years                          $779               $471
                 ---------------------------------------------------------------

MONEY MARKET FUND

(FORMERLY LEADER MONEY MARKET FUND)                          RISK/RETURN PROFILE
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVE


Money Market Fund seeks maximum current income consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Money Market Fund invests in a variety of U.S. dollar-denominated high-quality money market instruments, including U.S. Government securities, taxable municipal debt, commercial paper and other corporate debt obligations, certificates of deposit, repurchase agreements, bankers' acceptances and other dollar-denominated bank obligations, including obligations issued by U.S. banks, their foreign branches and/or foreign banks. At the time of purchase, all of the fund's investments (other than U.S. Government securities and related repurchase agreements) will be rated in the highest short-term rating category by a nationally recognized statistical rating organization (NRSRO) (for example, A-1 or A-1+ by Standard & Poor's) or, if unrated, deemed by the Adviser to be of comparable quality. In addition, all fund investments will be deemed to have a maturity of 397 days or less, and the fund's average maturity will not exceed 90 days. While the fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL RISKS

Investing in the fund involves risks common to any investment in securities. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the fund's investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

The fund's investment performance is subject to a variety of risks, including the following principal risks:

   o MONEY MARKET RISKS. Prices of fixed-income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities. The fund also can be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

   o CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk.

   o INCOME RISK. It is possible that the fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the fund for any particular period.

   o SECURITY SELECTION RISK. The particular securities that are selected by the Adviser for the fund may underperform the market or those securities selected by other funds with similar objectives.

PERFORMANCE  INFORMATION

The fund began operations on February 18, 2005 as the successor to a substantially similar investment company. On that date, the fund merged with LEADER Money Market Fund, a series of LEADER Mutual Funds, and assumed that portfolio's operating history and performance record. The performance included in the bar chart and table below for the periods prior to February 18, 2005 is that of the fund's predecessor, the inception date of which was October 4, 2000 (Class A Shares).


ANNUAL TOTAL RETURNS
(CALENDAR YEARS 2000-2005)


The following bar chart illustrates the annual total returns for the fund's Class A Shares. The returns for Class I Shares of the fund would differ from the Class A Shares' returns shown in the bar chart to the extent its expenses differ. Historically the fund has maintained a constant $1.00 net asset value per share. The fund's shares are not sold subject to a sales (load) charge; therefore, the total returns displayed below are based upon net asset value.


       PERFORMANCE BAR CHART
       YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31
       CLASS A SHARES

                                    [CHART]


                                 Calendar Year

   2001      2002       2003       2004      2005
   ----      ----       ----       ----      ----
  3.29%      0.87%     0.27%      0.44%      2.28%



Year-to-date performance as of February 28, 2006:           0.55%

Class A Shares highest quarterly return during years shown: 1.44% December 31, 2000
Class A Shares lowest quarterly return during years shown:  0.03% June 30, 2004
-----------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)


                                                                SINCE
                                                            COMMENCEMENT
                                           1      5    10   OF INVESTMENT
                                          YEAR  YEARS YEARS OPERATIONS(1)
       Class A Shares Return Before Taxes 2.28% 1.42%  N/A      2.26%
       ------------------------------------------------------------------
       Class I Shares Return Before Taxes 2.71% 1.91%  N/A      2.76%
       ------------------------------------------------------------------



(1) THE FUND'S CLASS A SHARES (INCLUDING THE PREDECESSOR FUND'S CLASS A SHARES) AND CLASS 1 SHARES (INCLUDING THE PREDECESSOR FUND'S CLASS 1 SHARES) COMMENCED INVESTMENT OPERATIONS ON OCTOBER 4, 2000 AND JULY 7, 1999, RESPECTIVELY.

    The fund's Class A Shares seven-day net yield as of February 28, 2006 was 3.63%. Investors may call the fund at 877-757-7424 to acquire the current seven-day yield.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE (BEFORE AND AFTER TAXES) WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE

BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MONEY MARKET FUND

(FORMERLY LEADER MONEY MARKET FUND)                            FEES AND EXPENSES
--------------------------------------------------------------------------------



The following tables describe the fees and expenses you may pay if you buy and hold shares of Money Market Fund.



SHAREHOLDER TRANSACTION EXPENSES                                      CLASS A    CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)                         SHARES     SHARES
Maximum sales charge (Load) (as a percentage of offering price)          None     None
---------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                                     None     None
---------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends and other
distributions                                                            None     None
---------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)                      None     None
---------------------------------------------------------------------------------------
Exchange fee                                                             None     None
---------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                        CLASS A    CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                         SHARES     SHARES

Investment advisory fee(1)                                               0.25%    0.25%
---------------------------------------------------------------------------------------
Shareholder service fee                                                  0.25%(2)  -
---------------------------------------------------------------------------------------
Other operating expenses                                                 0.35%    0.35%
---------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES(1)                                       0.85%    0.60%
---------------------------------------------------------------------------------------



(1) EFFECTIVE DECEMBER 1, 2005, THE FUND'S INVESTMENT ADVISORY FEE WAS REDUCED FROM 0.50% TO 0.25%. THE FUND'S TOTAL ANNUAL OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE FUND'S CURRENT FEES.

(2) EFFECTIVE APRIL 1, 2006, THE CLASS A SHARES DISTRIBUTION (12B-1) FEE WAS REPLACED WITH A SHAREHOLDER SERVICE FEE AT AN EQUIVALENT RATE.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                               CLASS A SHARES   CLASS I SHARES
                 1 Year Assuming redemption        $87              $61
                 -------------------------------------------------------------
                 1 Year Assuming no redemption     $87              $61
                 -------------------------------------------------------------
                 3 Years                           $272             $193
                 -------------------------------------------------------------
                 5 Years                           $473             $336
                 -------------------------------------------------------------
                 10 Years                          $1,055           $755
                 -------------------------------------------------------------

SECURITIES DESCRIPTIONS

--------------------------------------------------------------------------------

The  funds'  "Principal  Investment  Strategies"  described  in the  Risk/Return
Profiles earlier in this Prospectus include references to certain investments the funds may make. Please refer to each fund's Risk/Return Profile to identify which of the following investments are expected to be principally used by that fund in pursuit of its investment objective:

EQUITY SECURITIES are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Balanced Fund, Value Fund, Growth Fund, Core Equity Fund, Mid Cap Value Fund and Mid Cap Growth Fund may invest.

COMMON STOCKS are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings influence the value of its common stock.

PREFERRED STOCKS have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

AMERICAN DEPOSITARY RECEIPTS OR ADRs are certificates that represent an interest in the shares of a foreign-based corporation that are held in trust by a bank.

FIXED-INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

Generally, investors in fixed-income securities are creditors of the issuer. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer is entitled to redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the funds invest.

TREASURY SECURITIES are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). Some GSEs are supported by the full faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The funds treat mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

CONVERTIBLE SECURITIES are fixed-income securities that a fund has the option to exchange for equity securities at a specified conversion price. The option allows a fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. A fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

CORPORATE DEBT  SECURITIES  are  fixed-income  securities  issued by businesses.
Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The funds may also purchase interests in bank loans to companies. Interest on corporate debt securities may be fixed rate, floating rate, adjustable rate, zero coupon, contingent, deferred, or have payment-in-kind features. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher-ranking (senior) debt securities have a higher priority than lower-ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory payments.

MORTGAGE-BACKED SECURITIES represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is "pass-through certificates." An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against interest rate risk.

DEMAND MASTER NOTES are short-term borrowing arrangements between a corporation or government agency and an investor. These notes are payable (in full or in part) on demand by either party, usually with one to seven days notice.

They generally pay a floating or variable interest rate, and the principal amount may be periodically increased or decreased at the investor's option.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES. The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations. For example, Standard & Poor's assigns ratings to long-term investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below investment grade, the Adviser will reevaluate the security, but will not be required to sell it.

INVESTMENT GRADE DEBT SECURITIES are securities of medium- to high-quality that are rated Baa3 or higher by Moody's, BBB- or higher by Standard & Poor's or within one of the four highest ratings classes of another NRSRO or, if unrated, are determined by the Adviser to be of comparable quality.

BELOW INVESTMENT GRADE DEBT SECURITIES are commonly referred to as "junk bonds" and are considered speculative with respect to an issuer's capacity to pay interest and repay principal. They involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-rated debt securities. Below investment grade debt securities are rated Ba1 or lower by Moody's, BB+ or lower by Standard & Poor's, BB+ or lower by Fitch Ratings, comparably rated by another NRSRO or not rated by any NRSRO but determined to be of comparable quality by the Adviser.

TAX EXEMPT SECURITIES are fixed-income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

The following describes the types of tax exempt securities in which Intermediate Tax Exempt Bond Fund may invest:

GENERAL OBLIGATION BONDS are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDs are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

PRIVATE ACTIVITY BONDS are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the alternative minimum tax (AMT). Intermediate Tax Exempt Bond Fund may invest in bonds subject to AMT.

REPURCHASE AGREEMENTs are transactions in which the fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

DELAYED DELIVERY TRANSACTIONS, including when issued transactions, are arrangements in which the fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the fund to the issuer and no interest accrues to the fund. The fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices.

Therefore, delayed delivery transactions create interest rate risks for the fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

PORTFOLIO TURNOVER. Although the funds do not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Funds' Adviser believes it is appropriate to do so in light of a fund's investment goal. A higher portfolio turnover rate involves greater transaction expenses which must be borne directly by a fund (and thus, indirectly by its shareholders), and impact fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to a fund's shareholders, are taxable to them.

TEMPORARY DEFENSIVE INVESTMENTS. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, a fund may temporarily depart from its principal investment strategy by investing up to 100% of fund assets in cash or short-term, high quality money market instruments (e.g., commercial paper, repurchase agreements, etc.). This may cause a fund to temporarily fail to meet its goal and forego greater investment returns for the safety of principal.

A more complete discussion of each of these investments, and of each fund's investments and related risks, can be found in the Statement of Additional Information.

HOW TO BUY SHARES

--------------------------------------------------------------------------------

OPENING AN ACCOUNT

A Morgan Keegan & Company, Inc. ("Morgan Keegan") Financial Adviser or a Regions Morgan Keegan Trust Administrator can assist you with all phases of your investment when buying Shares of the funds.


MINIMUM INITIAL INVESTMENT FOR THE FUNDS' CLASS A SHARES AND CLASS C SHARES:

o    $1,000

o $250 for IRAs and if you are an officer, director, employee or retired employee of Regions Financial Corporation, or its affiliates, or if you establish a $50 monthly minimum addition to your account through the funds' Systematic Investment Program ("SIP").


MINIMUM SUBSEQUENT INVESTMENT FOR THE FUND'S SHAREs:


o    $50 for any account

Initial and subsequent investments in an IRA established on behalf of a non-working spouse of a shareholder who has an IRA invested in one of the funds require a minimum amount of only $250. In addition, once you have established an account, the minimum amount for subsequent investments will be waived if an investment in an IRA or similar plan is the maximum amount permitted under the Internal Revenue Code of 1986, as amended (the "Code").

In special circumstances, these minimums may be waived or lowered at the funds' discretion. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transaction. There is no minimum initial investment for Class I Shares. However, Class I Shares are available only to a limited group of investors at the discretion of the funds. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, like wrap accounts, you may be eligible to purchase Class I Shares. If you are investing through a retirement plan or other special program, follow the instructions in your program materials.

CHOOSING A SHARE CLASS

The funds with fluctuating net asset values offer three share classes - Class A Shares, Class C Shares and Class I Shares. Treasury Money Market Fund and Money Market Fund offer Class A Shares and Class I Shares only. Each share class has its own expense structure.

Your investment plans will determine which class is most suitable for you. For example, if you are investing a substantial amount or if you plan to hold your shares for a long period, Class A Shares may make the most sense for you. If you are investing for less than five years, you may want to consider Class C Shares.

Class I Shares are available only to a limited group of investors at the discretion of the funds. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, like wrap accounts, you may be eligible to purchase Class I Shares.

Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your investment professional can help you choose the share class that makes the most sense for you.

The following information regarding the sales charges for each class of shares of the funds as well as other information is also available free of charge and in a clear and prominent format at www.rmkfunds.com. From the fund's website, a hyperlink will take you directly to this disclosure for each fund.

CLASS COMPARISON

CLASS A SHARES -- FRONT LOAD


o Initial sales charge of 5.50% for Mid Cap Growth Fund, Growth Fund, Core Equity Fund, Mid Cap Value Fund, Value Fund, and Balanced Fund (in each case, as a percentage of offering price which includes the sales load).

o Initial sales charge of 2.00% for Fixed Income Fund and Intermediate Tax Exempt Bond Fund (in each case, as a percentage of offering price which includes the sales load).

o Initial sales charge of 1.50% for Limited Maturity Fixed Income Fund (as a percentage of offering price which includes the sales load).

o Class A Shares of Treasury Money Market Fund and Money Market Fund are sold at net asset value ("NAV") with no initial sales charge; however, if you subsequently exchange those Shares for Class A Shares of another fund which imposes an initial sales charge, an initial sales charge will be imposed on the Class A Shares received in the exchange.

o Lower sales charges for larger investments of $50,000 or more; no sales charge for purchases of $1 million or more.

o    Lower annual expenses than Class C Shares.

o "Right of accumulation" allows you to determine the applicable sales load on a purchase by including the value of your existing investments in funds of the Trust or Morgan Keegan Select Fund, Inc. (all of the series of the Trust and Morgan Keegan Select Fund, Inc. are referred to herein as series or funds of the "Regions Morgan Keegan Select Fund Family"), as part of your current investment.

o "Letter of intent" allows you to count all investments in the Regions Morgan Keegan Select Fund Family over the next 13 months as if you were making them all at once, for purposes of calculating sales charges.

The following tables list the sales charges, which will be applied to your Class A Share purchase, subject to the breakpoint discounts indicated in the tables and described below.

Mid Cap Growth Fund, Growth Fund, Core Equity Fund, Mid Cap Value Fund, Value Fund and Balanced Fund Class A Share's Sales Charges:


                      YOUR           AS A % OF          AS A % OF NET
                   INVESTMENT      OFFERING PRICE       AMOUNT INVESTED
              Up to $49,999            5.50%                5.82%
              ---------------------------------------------------------
              $50,000 to $99,999       4.50%                4.71%
              ---------------------------------------------------------
              $100,000 to $249,999     3.75%                3.90%
              ---------------------------------------------------------
              $250,000 to $499,999     2.50%                2.56%
              ---------------------------------------------------------
              $500,000 to $999,999     2.00%                2.04%
              ---------------------------------------------------------
              $1 million or more        NAV                  NAV
              ---------------------------------------------------------

Fixed Income Fund and  Intermediate  Tax Exempt Bond Fund Class A Share's  Sales
Charges:


                      YOUR           AS A % OF          AS A % OF NET
                   INVESTMENT      OFFERING PRICE     AMOUNT INVESTED
              Up to $49,999            2.00%              2.04%
              -------------------------------------------------------
              $50,000 to $99,999       1.75%              1.78%
              -------------------------------------------------------
              $100,000 to $249,999     1.50%              1.52%
              -------------------------------------------------------
              $250,000 to $499,999     1.00%              1.01%
              -------------------------------------------------------
              $500,000 to $999,999     0.75%              0.76%
              -------------------------------------------------------
              $1 million or more        NAV                NAV
              -------------------------------------------------------

Limited Maturity Fixed Income Fund Class A Share's Sales Charges:


                      YOUR            AS A % OF     AS A % OF NET
                   INVESTMENT       OFFERING PRICE AMOUNT INVESTED
              Up to $49,999             1.50%           1.52%
              ----------------------------------------------------
              $50,000 to $99,999        1.25%           1.27%
              ----------------------------------------------------
              $100,000 to $249,999      1.00%           1.01%
              ----------------------------------------------------
              $250,000 to $499,999      0.75%           0.76%
              ----------------------------------------------------
              $500,000 to $999,999      0.50%           0.50%
              ----------------------------------------------------
              $1 million or more(1)      NAV             NAV
              ----------------------------------------------------

(1) YOU CAN PURCHASE $1 MILLION OR MORE OF CLASS A SHARES WITHOUT A SALES CHARGE. HOWEVER, IF YOU PURCHASE SHARES OF THAT AMOUNT, THEY MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE IF YOU REDEEM WITHIN ONE YEAR OF THE DATE OF PURCHASE. THE CONTINGENT DEFERRED SALES CHARGE ON REDEMPTIONS OF SHARES IS 1.00% OF THE LESSER OF THE PURCHASE PRICE OF THE SHARES OR THEIR NET ASSET VALUE AT THE TIME OF REDEMPTION. IN THE EVENT OF A PARTIAL REDEMPTION, THE CONTINGENT DEFERRED SALES CHARGE WILL BE APPLIED TO THE OLDEST SHARES HELD FIRST. THE DISTRIBUTOR MAY PAY A DEALER CONCESSION AND/OR SERVICE FEE FOR PURCHASES OF $1 MILLION OR MORE.

REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS. Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the funds are indicated in the tables above. Your investment professional must notify the funds' Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your investment professional of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those accounts in the funds held directly or through an investment professional or through a single-participant retirement account by you, your legal spouse, and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs). To receive a Class A Shares front-end sales charge reduction, you may add to your purchase of Class A Shares the value of any concurrent purchases of Class A Shares of the Regions Morgan Keegan Select Fund Family, the current value of your holdings, and the holdings of any Qualifying Accounts in Class A Shares of any series of the Regions Morgan Keegan Select Fund Family, except that no directly purchased shares of the Treasury Money Market Fund or Money Market Fund (whether held by you, in a Qualifying Account, or to be purchased concurrently) may be aggregated for purposes of calculating any breakpoint discounts. Your discount will be determined based on the schedule in the Class A sales charge table above.

In order to verify your eligibility for a breakpoint discount, you will be required to provide to your investment professional certain information on your new account form and may be required to provide account statements regarding Qualifying Accounts. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such shares, are described in full in this prospectus.

THE FRONT END SALES CHARGE FOR CLASS A SHARES MAY BE ELIMINATED OR REDUCED AT PURCHASE IF:

o you purchase shares through financial intermediaries that do not receive sales charge dealer concessions;
o you have redeemed Shares from another broker dealer and invest the same amount or greater in the funds provided that you paid a sales charge in connection with the purchase or redeeming of the Shares and further provided that the purchase of Shares is within 30 days of redemption;
o    you are a Trust customer purchasing through Regions Morgan Keegan Trust;
o you purchase Shares through "wrap accounts", asset allocation programs, or similar programs, under which clients may pay a fee for account services;
o you purchase Shares through a retirement plan that is a customer of Regions Morgan Keegan Trust (e.g. Express IRA, 401(k));
o you sign a letter of intent to purchase a specific dollar amount of additional shares within 13 months (your discount will be determined based on the schedule in the Class A Share's sales charge table above); or

o you are an officer, director, employee or retired employee of Regions Financial Corporation, or its affiliates, and your legal spouse and dependent children, or a Trustee or officer of the Trust, and your legal spouse and dependent children.

Class A Shares may also be acquired without a sales charge if the purchase is made through a Morgan Keegan Financial Adviser who formerly was employed as a broker with another firm registered as a broker-dealer with the SEC, if the following conditions are met: (1) the purchaser was a client of the investment professional at the other firm for which the investment professional previously served as a broker; (2) within 90 days of the purchase of the fund's shares, the purchaser redeemed shares of one or more mutual funds for which that other firm or its affiliates served as principal underwriter, provided that either the purchaser had paid a sales charge in connection with investment in such funds or a contingent deferred sales charge upon redeeming shares in such funds; and (3) the aggregate amount of the fund's shares purchased pursuant to this sales charge waiver does not exceed the amount of the purchaser's redemption proceeds, noted in (2) above, from the shares of the mutual fund(s) for which the other firm or its affiliates served as principal underwriter. In addition, Class A Shares may be acquired without a sales charge if a purchase is made with the proceeds of a redemption of other mutual fund shares, provided that the purchaser paid a sales charge in connection with purchasing or redeeming these shares and further provided that the purchase of the Class A Shares of any series of Regions Morgan Keegan Select Fund Family is made within 30 days of that redemption.

DEALER CONCESSIONS. The Distributor, Morgan Keegan, with the exception of Treasury Money Market Fund and Money Market Fund, may pay a dealer up to 100% of any sales charge imposed, which may be paid in the form of an advance. The dealer may be paid an advance commission for sales of the Class A Shares of any series of the Trust. Such payments may be in the form of cash or promotional incentives.

CLASS C SHARES -- LEVEL LOAD

o    No initial sales charge.


o Contingent deferred sales charge of 1.00% of the lesser of the purchase price of the Class C Shares or their NAV at the time of redemption, payable by you if you sell shares within one year of purchase. In the event of a partial redemption, the contingent deferred sales charge will be applied to the oldest shares held first.

o    Annual distribution (12b-1) fee of 0.75% for Class C Shares of the funds.

CLASS I SHARES -- NO LOAD

o    No sales charges of any kind.
o No distribution (12b-1) fees; annual expenses are lower than other share classes.
o Available only to a limited group of investors at the discretion of the funds, including employer-sponsored retirement plans, advisory accounts of the investment manager, and certain programs available through brokers, like wrap accounts. These programs usually involve special conditions and separate fees. Contact your Morgan Keegan Financial Adviser or Regions Morgan Keegan Trust Administrator for information.

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

TO ADD TO AN ACCOUNT

THROUGH MORGAN KEEGAN. You may purchase shares of a fund by contacting your Morgan Keegan Financial Adviser or by calling Morgan Keegan at 800-222-8866. You may also visit our website at www.morgankeegan.com to locate the Morgan Keegan branch nearest you. New investors must complete Morgan Keegan's New Account Form and return it along with a check for your initial investment payable to "Morgan Keegan" to your Financial Adviser or to Morgan Keegan at Fifty North Front Street, Memphis, TN 38103. Please indicate the fund, share class, the account number, and the dollar value or number, if any, of shares on your check. You can avoid future inconvenience by signing up now for any services you might later use, including the Systematic Investment Program

          MORGAN KEEGAN & COMPANY, INc.
          Morgan Keegan Tower
          Fifty North Front Street
          Memphis, Tennessee 38103
          Call toll-free: 800-222-8866

          (8:30 a.m. - 4:30 p.m., business days, Central Time)
          Members New York Stock Exchange, SIPC

          www.morgankeegan.com


THROUGH REGIONS MORGAN KEEGAN TRUST. Trust customers may purchase shares of a fund through their local Trust Administrator or by calling Regions Morgan Keegan Trust at 877-757-7424.

THROUGH OTHER FINANCIAL INTERMEDIARY. You may purchase Shares through a broker-dealer, investment professional, or financial institution which has been authorized to offer shares by Morgan Keegan ("Authorized Dealers"). Some
Authorized Dealers may charge a transaction fee for this service. If you purchase shares of a fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the funds' prospectus. Certain features of a fund may not be available or may be modified in connection with the program of services provided.

THROUGH SYSTEMATIC INVESTMENT PROGRAM. Once you have opened an account, you may automatically purchase additional shares on a regular basis by completing the appropriate SIP forms by contacting your investment professional. The minimum investment amount for SIPs is $50.

POLICIES FOR BUYING SHARES

ANTI-MONEY LAUNDERING LAWS. If we are unable to verify your identity, as required by anti-money laundering laws, we may refuse to open your account or may open your account pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV, as permitted by applicable law.

TIMING OF REQUESTS. Your purchase order must be received by your Morgan Keegan Financial Adviser, Regions Morgan Keegan Trust Administrator, or Authorized Dealer by 11:30 a.m. (Central Time) for Treasury Money Market Fund and Money Market Fund or by 3:00 p.m. (Central Time) for all other funds to get that day's closing share price. You will receive the next calculated closing share price if your investment professional forwards the order to the fund on the same day and the fund receives payment on the same business day (in the case of Treasury Money Market Fund and Money Market Fund) or the next business day for the other funds. Each fund reserves the right to reject any purchase request. It is the responsibility of your investment professional or other service provider that has entered into an agreement with the funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the funds. You are not the owner of fund shares (and therefore will not receive dividends) until payment for the shares is received.

SHORT-TERM TRADING. The funds attempt to deter short-term trading that may be disruptive to the efficient management of the funds. The funds may consider several factors when evaluating shareholder trading activity, including, but not limited to: (1) dollar amount of the transaction; (2) volume of the transaction;
(3) frequency of trading; (4) developing trading patterns of the shareholder; and (5) any other factors deemed pertinent by fund management.

The funds' Board has approved policies and procedures intended to discourage excessive short-term trading of the funds' shares. These policies provide that, when, in the sole discretion of fund management, short-term trading would have a detrimental effect on the efficient management of a fund, the funds may refuse a transaction by any person, group or commonly controlled account. The funds will promptly notify the shareholder of a determination to reject a purchase request. The funds reserve the right to restrict future purchases of fund shares.

There can be no assurance that the funds will be effective in limiting short-term trading in all cases. If the funds are unable to deter this type of trading, it may adversely affect the performance of the funds by requiring the funds to maintain larger amounts of cash or cash equivalents than the Adviser might otherwise choose to maintain, or to liquidate portfolio holdings at a disadvantageous time, thereby increasing brokerage, administrative, and other expenses.

The funds' objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which shares are held. However, the funds anticipate that limitations on its ability to identify trading activity to specific shareholders, including where shares are held in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

TO SELL SOME OR ALL OF YOUR SHARES

You may redeem Class A Shares, Class C Shares and Class I Shares through your Morgan Keegan Financial Adviser, through your Authorized Dealer, or by telephoning Morgan Keegan at 800-366-7426. Regions Morgan Keegan Trust customers may redeem shares of a fund through their local Trust Administrator. You should note that redemptions will be made only on days when a fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.


BY MAIL. To redeem shares by mail, written requests must be received in proper form and can be made through Morgan Keegan, Regions Morgan Keegan Trust, or any Authorized Dealer, as appropriate. The redemption request should include the shareholder's name, fund name and class of shares, account number and the share or dollar amount to be redeemed. It is the responsibility of the service provider to promptly submit redemption requests to the fund. You may redeem some or all of your shares by sending a letter of instruction to your Financial Adviser or Morgan Keegan at Fifty North Front Street, Memphis, Tennessee 38103. Trust customers should send a letter of instruction to your local Trust Administrator or to Regions Morgan Keegan Trust at 417 North 20th Street, Birmingham, Alabama 35203.

BY TELEPHONE. Telephone redemption instructions must be received by your investment professional before 11:30 a.m. (Central Time) for Treasury Money Market Fund and for Money Market Fund or before 3:00 p.m. (Central Time) for all other funds to be redeemed that day's closing share price. Orders for redemptions received after these times on any business day will be executed at the close of the next business day. As long as the transaction does not require a written request as described in the Policies for Selling Shares, you may sell shares by calling your Morgan Keegan Financial Adviser, Authorized Dealer, or Morgan Keegan at 800-366-7426. Trust customers should call their local Trust Administrator or Regions Morgan Keegan Trust at 877-757-7424. A check will be mailed to you on the following business day.

BY EXCHANGE. Please read the applicable prospectus carefully before you request an exchange. To request an exchange, call or write to Morgan Keegan, Regions
Morgan Keegan Trust, or an Authorized Dealer, as appropriate. Call your Morgan Keegan Financial Adviser or Morgan Keegan at 800-366-7426 or mail your written exchange instructions to Morgan Keegan at Fifty North Front Street, Memphis, Tennessee 38103. Trust customers should call their local Trust Administrator or Regions Morgan Keegan Trust at 877-757-7424 or mail your written exchange instructions to Regions Morgan Keegan Trust, 417 North 20th Street, Birmingham, Alabama 35203.

BY  SYSTEMATIC  WITHDRAWAL.  This  plan is  designated  for  retirees  and other investors who want regular withdrawals from a fund account. You may automatically redeem shares in a minimum amount of $100 on a regular basis. Please contact your investment professional for the appropriate forms to complete. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares that are subject to a sales charge while redeeming shares using this program.

POLICIES FOR SELLING SHARES
---------------------------

Circumstances that require written requests and signature guarantees. Please submit instructions in writing when any of the following apply:

o    You are selling more than $100,000 worth of shares
o    The name or address on the account has changed within the last 30 days
o You want the redemption proceeds to be sent or wired to a name or address not on the account registration

o You are transferring shares to an account with a different registration or share class

o You want the redemption proceeds payable to someone other than the shareholder of record

o You are selling shares held in a corporate or fiduciary account; for these accounts additional documents are required:

     CORPORATE ACCOUNTS: certified copy of a corporate resolution
     FIDUCIARY ACCOUNTS: copy of power of attorney or other governing document

To protect your account against fraud, all written requests must bear signature guarantees. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

TIMING OF REQUESTS. Redemption requests for the funds must be received by 11:30 a.m. (Central Time) for Treasury Money Market Fund and Money Market Fund or 3:00 p.m. (Central Time) for all other funds in order for shares to be redeemed at that day's closing share price. Requests received after the close of the NYSE will be executed the following day, at that day's closing share price.

SELLING RECENTLY PURCHASED SHARES. If you sell shares before the payment for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase date. Any delay would occur only when it cannot be determined that payment has cleared.

SALES CHARGE WHEN YOU REDEEM

CLASS A SHARES (PURCHASE AMOUNT OF $1 MILLION OR GREATER). A contingent deferred sales charge ("CDSC") of 1.00% of the redemption amount applies to Class A Shares redeemed within one year of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.

CLASS C SHARES. Redemptions of Class C Shares are subject to a 1.00% CDSC if the redemption is made within one year of the purchase date.

If your  investment  qualifies for a reduction or elimination of the CDSC,  your
investment   professional  must  notify  the  Transfer  Agent  at  the  time  of redemption. If the Transfer Agent is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Class C Shares:

o    if you are a Trust customer redeeming through Regions Morgan Keegan Trust;
o if you purchased shares through a retirement plan that is a customer of Regions Morgan Keegan Trust (e.g. Express IRA, 401(k));
o on the portion of redemption proceeds attributable to increases in the value of your account due to increases in the NAV;
o    on shares acquired through reinvestment of dividends and capital gains;
o if your redemption is a required distribution and you are over the age of 70-1/2 from an IRA or other retirement plan;
o upon the death or disability of the last surviving shareholder(s) of the account;
o if a fund redeems your shares and closes your account for not meeting the minimum balance requirement;
o when redeeming and directing the proceeds for purchase of shares of a portfolio of Morgan Keegan Select Fund, Inc. It is your responsibility to inform the broker of your intention to exercise this option at the time of the redemption and purchase; or
o you purchased shares through "wrap accounts", asset allocation programs, or similar programs, under which clients may pay a fee for services.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUNDS WILL REDEEM YOUR SHARES IN THE FOLLOWING ORDER:

o    shares that are not subject to a CDSC; and
o    shares held the longest.

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

CHECKWRITING (TREASURY MONEY MARKET FUND AND MONEY MARKET FUND ONLY). Treasury Money Market Fund and Money Market Fund do not offer checkwriting privileges.

CONDITIONS FOR REDEMPTIONS

LIMITATIONS ON REDEMPTION PROCEEDS. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

o    to allow your purchase payment to clear;
o    during periods of market volatility; or
o when your trade activity or amount adversely impacts a fund's ability to manage its assets.

HOW TO EXCHANGE SHARES

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

You may exchange shares of a fund into shares of the same class of any series of the Morgan Keegan Select Fund Family without paying a sales charge or a CDSC by calling or writing to Morgan Keegan, Regions Morgan Keegan Trust or an Authorized Dealer as appropriate. Shares of any series of the Regions Morgan Keegan Select Fund Family may be acquired in exchange for shares of the same class of any other series of the Regions Morgan Keegan Select Fund Family, other than shares of Treasury Money Market Fund or Money Market Fund on which no sales charge has been paid, without paying a sales charge or a CDSC in the same manner. The date of original purchase of exchanged Class C Shares will be used for purposes of calculating the CDSC imposed upon redemption of exchanged-for-shares. You may exchange Class C Shares of a fund with Class A Shares of Treasury Money Market Fund or Money Market Fund since there are no Class C Shares offered by these Funds.


To exchange Shares, you must:

o    meet any minimum initial investment requirements; and
o    receive a prospectus for the fund into which you wish to exchange.

Shareholders contemplating exchanges into the funds should consult their tax advisers since the tax advantages of each fund may vary. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

For more information about any series of the Regions Morgan Keegan Select Fund Family not described in this prospectus, including each fund's investment policies and strategies, risks, charges and expenses, visit WWW.RMKFUNDS.COM or call your Morgan Keegan Financial Adviser, Regions Morgan Keegan Trust Administrator or Authorized Dealer for a prospectus. Please read the applicable prospectus carefully before you request an exchange. Shareholders contemplating exchanges into the funds should consult their tax advisers since the tax advantages of each fund may vary. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

TO REQUEST AN EXCHANGE

Call or write to your investment professional, as appropriate. Call your Morgan Keegan Financial Adviser or Morgan Keegan at 800-366-7426, or mail your written exchange instructions to Morgan Keegan at Fifty North Front Street, Memphis, Tennessee 38103. Trust customers should call their local Trust Administrator or Regions Morgan Keegan Trust at 877-757-7424 or mail your written exchange instruction to your local Trust Administrator or to Regions Morgan Keegan Trust, 417 North 20th Street, Birmingham, Alabama 35203.

POLICIES FOR EXCHANGING SHARES

TIMING OF REQUESTS. Telephone exchange instructions must be received by your investment professional before 11:30 a.m. (Central Time) for Treasury Money Market Fund and Money Market Fund or before 3:00 p.m. (Central Time) for all other funds to be exchanged that day's closing share price. Orders for exchanges received after these times on any business day will be executed at the close of the next business day.


CIRCUMSTANCES THAT REQUIRE WRITTEN REQUESTS AND SIGNATURE GUARANTEES. Signatures must be guaranteed if you request an exchange into another fund with a different shareholder registration.

HOW TO EXCHANGE SHARES

FREQUENT EXCHANGES. The fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to a fund and other shareholders. If this occurs, the fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other funds. The funds may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request. The funds will provide 60 days' prior written notice before materially amending, suspending or eliminating exchange privileges.

ACCOUNT POLICIES

--------------------------------------------------------------------------------

BUSINESS HOURS

You can purchase, redeem, or exchange Shares of all funds any day the New York Stock Exchange ("NYSE") is open (generally Monday through Friday). Representatives of the funds are available normally from 8:30 a.m. to 4:30 p.m. Central Time on these days. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. Please refer to the Statement of Additional Information for a listing of days when the NYSE is closed.

CALCULATING SHARE PRICE

When a fund receives your transaction request in proper form (as described in this Prospectus), it is processed at the next determined NAV plus any applicable front-end sales charge. NAV is determined for the funds at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open for business or any earlier NYSE closing time that day. Each fund calculates the NAV of its shares by subtracting the liabilities from the total assets attributable to shares and dividing the result by the number of shares outstanding.

Portfolio investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the NYSE, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price, usually 4:00 p.m., Eastern Time, on the valuation date. Securities for which no sales were reported for that day are valued at the last available bid quotation on the exchange or system where the security is principally traded. Long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service. Short-term debt securities having a maturity of sixty days or less from the valuation date may be valued at amortized cost, which approximates market value. Investments in open-end registered investment companies are valued at net asset value as reported by those investment companies. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities could change on days when you can not buy or sell fund shares.

In accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended, portfolio investments of Treasury Money Market Fund and Money Market Fund are valued at amortized cost, which approximates fair value. Under the amortized cost method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value, those securities shall be valued at "fair value" as determined in good faith by the Adviser's Valuation Committee. Such determinations shall be made in accordance with procedures approved by the funds' Board of Trustees. The funds may use the fair value of a security to calculate their NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or an independent pricing service is inaccurate.

Among the more specific factors that should be considered by the Valuation Committee in determining the fair value of a security are: (1) type of security;
(2) financial statements of the issuer; (3) cost at date of purchase (generally used for initial valuation); (4) size of the Fund's holding; (5) for restricted securities, and discount from market value of unrestricted securities of the same class at the time of purchase; (6) the existence of a shelf registration for restricted securities; (7) information as to any transactions or offers with respect to the security; (8) special reports prepared by analysts; (9) the existence of merger proposals, tender offers or similar events affecting the security; (10) the price and extent of public trading in similar securities of the issuer or comparable companies (11) the fundamental analytical data relating to the investment; (12) the nature and duration of restrictions on disposition of the securities; and (13) and evaluation of the forces which influence the market in which these securities are purchased and sold.

There  can be no  assurance  that a fund  could  purchase  or  sell a  portfolio security at the price used to calculate the fund's NAV. In the case of fair-valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

TELEPHONE REQUESTS

When you open an account, you automatically receive telephone privileges, allowing you to place orders for your account by calling your investment professional. Your investment professional can use these privileges to purchase, redeem or exchange fund Shares in your account. Morgan Keegan may accept telephone redemption instructions from your investment professional where the owner has not declined in writing to utilize this service.

Unauthorized telephone requests are rare; however, as long as Morgan Keegan and your investment professional take certain measures to authenticate telephone requests on your account, you may be held responsible for unauthorized requests.

TRANSFER AGENT

Morgan Keegan, an affiliate of the Adviser, located at Morgan Keegan Tower, Fifty North Front Street, Memphis, Tennessee 38103, is the funds' transfer agent and receives a fee for its services. Regions Bank, an affiliate of the Adviser, located at 417 North 20/th/ Street, Birmingham, Alabama 35203, and other unaffiliated financial institutions may receive fees for sub-accounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts. These fees ($10.00 per participant account, per year) paid by the funds are equal to or less than the fees the funds would pay to the fund's transfer agent for similar services.


CONFIRMATIONS AND ACCOUNT STATEMENTS

MORGAN KEEGAN. Morgan Keegan customers will receive confirmation of purchases, redemptions, and exchanges. In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends, and capital gains paid. You have the duty to examine all statements, confirmations, and other reports or notices upon receipt from Morgan Keegan and report any errors or unauthorized trading to Morgan Keegan's Customer Service Department within the time limits specified in the client agreement on the New Account Form.

REGIONS  MORGAN KEEGAN TRUST.  Regions  Morgan Keegan Trust  customers will also receive confirmation of purchases, redemptions and exchanges except for systematic program transactions. You will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid. You have the duty to examine all statements, confirmations, and other reports or notices upon receipt from Regions Morgan Keegan Trust and report any errors or unauthorized trading by calling 877-757-7424.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, a fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum initial investment amount due to exchanges and redemptions. Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum. If you do not take action within 30 days, Morgan Keegan may sell your shares and mail the proceeds to you at the address of record.

REINSTATING RECENTLY SOLD SHARES. For 120 days after you sell Class A Shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into Class A Shares of the same or another Regions Morgan Keegan Select family fund at net asset value, without payment of a sales charge. It is your responsibility to inform your investment professional that your purchase is a reinstatement qualifying for this treatment.

SHARE CERTIFICATES. The funds do not issue share certificates.

DISTRIBUTION OF FUND SHARES

--------------------------------------------------------------------------------

Morgan Keegan serves as distributor of the funds' shares. Morgan Keegan, a wholly owned subsidiary of Regions Financial Corporation (NYSE: RF) and an affiliate of the Adviser, is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. Morgan Keegan provides personalized investment services to its clients through more than 250 offices in 18 states.

Morgan Keegan may offer certain items of nominal value from time to time to any shareholder or investor in connection with the sale of fund shares. Morgan Keegan may select brokers, dealers and administrators (including depository or other institutions such as commercial banks and savings associations) to provide distribution and/or administrative services for which they will receive fees from the distributor based upon shares owned by their clients or customers. These services include general marketing services such as distributing prospectuses and other information, providing account assistance, and communicating or facilitating purchases and redemptions of the funds' shares.

RULE 12B-1 PLAN (CLASS C SHARES)

With the exception of Treasury Money Market Fund and Money Market Fund, each fund has adopted a Rule 12b-1 Plan that allows it to pay Morgan Keegan for the sale, distribution, administration and customer servicing of Class C Shares of the funds. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

Payments by the distributor to other financial institutions for shareholder services are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell, the value of client assets invested, or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the fund to the financial institution under the Rule 12b-1 Plan and/or Service Fees arrangement. You can ask your financial institution for information about any payments it received from the distributor or the fund and any services provided.

The 12b-1 fee paid by Class C Shares is as follows:

                                                  12B-1 FEE PAID
                                                AS A PERCENTAGE OF
                                               CLASS C SHARES ASSETS
            Mid Cap Growth Fund                        0.75%
            --------------------------------------------------------
            Growth Fund                                0.75%
            --------------------------------------------------------
            Core Equity Fund                           0.75%
            --------------------------------------------------------
            Mid Cap Value Fund                         0.75%
            --------------------------------------------------------
            Value Fund                                 0.75%
            --------------------------------------------------------
            Balanced Fund                              0.75%
            --------------------------------------------------------
            Fixed Income Fund                          0.75%
            --------------------------------------------------------
            Limited Maturity Fixed Income Fund         0.75%
            --------------------------------------------------------
            Intermediate Tax Exempt Bond Fund          0.75%
            --------------------------------------------------------

SHAREHOLDER SERVICES FEES (CLASS A SHARES AND CLASS C SHARES)

Morgan Keegan is the shareholder servicing agent for the funds. The funds' Class A Shares and Class C Shares may pay fees up to 0.25% of their average daily net assets ("Service Fees") to investment professionals for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, the funds may pay Service Fees to Morgan Keegan or Regions Morgan Keegan Trust, which use those fees to compensate investment professionals.

MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------

The Board of Trustees governs the Trust and selects and oversees the Adviser.

FUNDS' INVESTMENT ADVISEr

The Adviser serves as the investment adviser to the funds. Pursuant to the funds' advisory agreements, the Adviser is responsible for the investment management of the funds, including making investment decisions and placing orders to buy, sell or hold particular securities.

Founded in 1986, the Adviser is an indirect wholly owned subsidiary of Regions Financial Corporation (NYSE: RF), a publicly held financial holding company that provides retail and commercial banking securities brokerage, mortgage and insurance products and other financial services. The Adviser also serves as investment adviser to Morgan Keegan Select Fund, Inc., a separately registered investment company consisting of three open-end funds; RMK High Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RMH; RMK Strategic Income Fund, Inc. a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RSF; RMK Advantage Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RMA; RMK Multi-Sector High Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RHY, and Regions Morgan Keegan Trust. As of February 28, 2006, the Adviser had more than $16.6 billion in total assets under management. The Adviser's principal offices are located at 417 North 20/th/ Street, Birmingham, AL 35203.

The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each fund's average daily net assets as follows:

FUND                                ANNUALIZED FEE (AS A PERCENTAGE OF ASSETS)
----                                ------------------------------------------

Mid Cap Growth Fund                                     0.75%
Growth Fund                                             0.75%
Core Equity Fund                                        0.75%
Mid Cap Value Fund                                      0.75%
Value Fund                                              0.75%
Balanced Fund                                           0.75%
Fixed Income Fund                                       0.50%
Limited Maturity Fixed Income Fund                      0.40%
Intermediate Tax Exempt Bond Fund                       0.25%
Treasury Money Market Fund                              0.20%
Money Market Fund                                       0.25%

INVESTMENT SUBADVISER TO THE MID CAP VALUE FUND

Channing Capital Management, Inc. ("CCM") serves as the subadviser to the Mid Cap Value Fund pursuant to an investment sub-advisory agreement with the Adviser and the Fund. CCM is an independent Chicago-based investment manager specializing in mid- and small-cap equity investing for institutions and individuals. Under Management of the Funds the subadvisory agreement, CCM manages the Fund, selects investments, and places orders for purchases and sales of securities subject to the general supervision of the Board and the Adviser in accordance with the Fund's investment objectives, policies, and restrictions. Through its portfolio management team, CCM makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Fund. CCM's address is 10 South LaSalle Street, Suite 2650, Chicago, IL 60603.

A discussion regarding the Board's basis for approving the advisory and sub-advisory agreements is available in the Funds' annual report to shareholders for the fiscal year ended November 30, 2005.

The Adviser has several portfolio mangers committed to the day-to-day management of the funds, other than the Mid Cap Value Fund for which CCM provides the portfolio manager. The following table identifies each fund's portfolio manager(s):


                                                 PORTFOLIO MANAGER(S)
MID CAP GROWTH FUND                     Charles A. Murray, CFA and David P. McGrath, CFA
-----------------------------------------------------------------------------------
GROWTH FUND                             Charles A. Murray, CFA and David P. McGrath, CFA
-----------------------------------------------------------------------------------
CORE EQUITY FUND                        Walter A. Hellwig and John B. Russell
-----------------------------------------------------------------------------------
MID CAP VALUE FUND                      Eric T. McKissack, CFA
-----------------------------------------------------------------------------------
VALUE FUND                              Walter A. Hellwig and Virginia M. Paul
-----------------------------------------------------------------------------------
BALANCED FUND                           Charles A. Murray, CFA
-----------------------------------------------------------------------------------
FIXED INCOME FUND                       Michael L. Smith and John B. Norris, V
-----------------------------------------------------------------------------------
LIMITED MATURITY FIXED INCOME FUND      Michael L. Smith and John B. Norris, V
-----------------------------------------------------------------------------------
INTERMEDIATE TAX EXEMPT BOND FUND       John B. Norris, V
-----------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND              John B. Norris, V and George R. McCurdy, IV
-----------------------------------------------------------------------------------
MONEY MARKET FUND                       John B. Norris, V and George R. McCurdy, IV
-----------------------------------------------------------------------------------



WALTER A. HELLWIG -- Mr. Hellwig is a Senior Vice President and Senior Portfolio Manager at Morgan Asset Management, Inc. He has more than thirty years experience in investment management and research. From 2004 to present, Mr. Hellwig has served as the Portfolio Manager for Regions Morgan Keegan Select Core Equity Fund (formerly the LEADER Growth & Income Fund) and Regions Morgan Keegan Select Value Fund. From 1997 to 2004, Mr. Hellwig served as Senior Vice President and Senior Portfolio Manager at Union Planters Investment Advisors and was also Chairman of the firm's Equity Policy Committee. From 1994 to 1997, Mr. Hellwig served as a Portfolio Manager for Federated Investors, Inc. From 1986 to 1994, Mr. Hellwig held several positions within Boatmen's Investment Services and Boatmen's Trust including Director of Investment Research and Research Analyst. Prior to entering the investment industry, Mr. Hellwig served as a Vice President of Commercial Loans at a Midwestern bank. Mr. Hellwig received a B.S. in Business Administration in 1972 and an M.B.A. from Washington University in St. Louis, Missouri.

GEORGE R. MCCURDY, IV -- Mr. McCurdy is an Assistant Portfolio Manager for Morgan Asset Management, Inc. He has more than seven years experience in investment management and banking. From 2005 to present, Mr. McCurdy has served as the Assistant Portfolio Manager for the Regions Morgan Keegan Select Treasury Money Market Fund and the Regions Morgan Keegan Select Money Market Fund. From 2003 to 2005, Mr. McCurdy served as an Equity Research Analyst and Portfolio Manager of personal trust accounts for Morgan Asset Management, Inc. From 2002 to 2003, Mr. McCurdy was an Accounting Manager for SouthTrust Bank, where his primary responsibilities were business unit profitability analysis and reporting. From 2000 to 2002, Mr. McCurdy worked as a Finance Officer with State Street Bank, where he focused on Investor Relations support and business unit reporting. Mr. McCurdy received a B.S. in Finance from the University of Alabama in 1997 and an M.B.A. from Auburn University at Montgomery in 1998.

DAVID P. MCGRATH, CFA -- Mr. McGrath is a Vice President and Senior Portfolio Manager for Morgan Asset Management, Inc. He has more than nine years experience in investment management and research. From 2001 to present, Mr. McGrath has served as Portfolio Manager for Regions Morgan Keegan Select Mid Cap Growth Fund and Regions Morgan Keegan Select Growth Fund. From 1999 to 2004, Mr. McGrath served as a Portfolio Manager for the Adviser assisting with the Regions Morgan Keegan Select Mid Cap Growth Fund and the Regions Morgan Keegan Select Growth Fund as well as managing various other accounts. Mr. McGrath received a B.S. in Finance from The University of Memphis in 1995 and a M.B.A. from Bryant College in 1998. He is a holder of the Chartered Financial Analyst designation.


VIRGINIA M. PAUL -- Ms. Paul is an Assistant Portfolio Manager for Morgan Asset Management, Inc. She has more than three years experience in investment management and banking. From 2005 to present, Ms. Paul has served as the Assistant Portfolio Manager for the Regions Morgan Keegan Select Value Fund. From 2003 to 2005, Ms. Paul was a Research Analyst for Morgan Asset Management, Inc. actively following the Consumer Staples sector and the Consumer Discretionary sector and made recommendations to Portfolio Managers. Ms. Paul received a B.S. in Finance from the University of Alabama in 2003. She is a candidate in the Chartered Financial Analyst program.


ERIC T. MCKISSACK, CFA -- Mr. McKissack has served as President, CEO, and Chief Investment Officer of Channing Capital Management, LLC since it was established in 2003. Mr. McKissack has more than twenty-two years experience in investment management and research. From 2004 to present, Mr. McKissack has served as the Portfolio Manager for the Regions Morgan Keegan Select Mid Cap Value Fund. From 1986 to 2003, Mr. McKissack was a principal at Ariel Capital Management, LLC, a Chicago-based investment management firm with over $10 billion in assets under management. He served as its Vice Chairman and Co-Chief Investment Officer for the last eight years of his tenure. From 1981 to 1986, Mr. McKissack worked as a research analyst for First Chicago and First Chicago Investment Advisors, then led by Gary Brinson. First Chicago Investment Advisors later became Brinson Partners, and is now part of UBS Global Asset Management. Mr. McKissack received a B.S. in Management from Massachusetts Institute of Technology in 1976 and am M.B.A. from the University of California at Berkeley in 2004. He is a holder of the Chartered Financial Analyst designation.

CHARLES A. MURRAY, CFA -- Mr. Murray is a Senior Vice President, Senior Portfolio Manager, and Senior Equity Strategist for Morgan Asset Management, Inc. He has more than thirty years of experience in investment management, research, and banking. From 1978 to the present, Mr. Murray has served as a Portfolio Manager at Morgan Asset Management, Inc. and its predecessor, and currently serves as the Portfolio Manager for the Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, and Regions Morgan Keegan Select Balanced Fund. From 1978 to 1988, Mr. Murray served as the portfolio manager of various common trust funds at a bank later acquired by Regions Financial Corporation. Mr. Murray was the first portfolio manager of the First Priority Equity Fund (the predecessor fund to Regions Morgan Keegan Select Growth Fund) from 1992 to 1995. Mr. Murray has managed the Regions Morgan Keegan Select Mid Cap Growth Fund from its inception in March 1999 to present. He assumed lead manager of the Regions Morgan Keegan Select Growth Fund in September 2001 and was named primary portfolio manager of the Regions Morgan Keegan Select Balanced Fund in August 2004. Mr. Murray received a B.S. in Finance from the University of Alabama in 1970. He is a holder of the Chartered Financial Analyst designation.

JOHN B. NORRIS, V -- Mr. Norris is a Senior Vice President, Senior Portfolio Manager, Senior Fixed Income Strategist, and Chief Economist for Morgan Asset Management, Inc. He has more than thirteen years of experience in the investment management and research. From 1999 to present, Mr. Norris has served as a Portfolio Manager at Morgan Asset Management, Inc. and currently serves as the Portfolio Manager for the Morgan Keegan Select Limited Maturity Fixed Income Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund, Regions Morgan Keegan Select Treasury Money Market Fund, and Regions Morgan Keegan Select Money Market Fund. From 1996 to 1999, Mr. Norris served as the Chief Investment Officer for a small trust company located in Birmingham, Alabama. From 1992 to 1996, Mr. Norris served as an Investment Officer and Portfolio Manager for the trust department of a commercial bank located in Baltimore, Maryland. Mr. Norris received a B.A. in History from Wake Forest University in 1990 and an M.B.A. from the University of Baltimore in 1994.

JOHN B. RUSSELL -- Mr. Russell is an Assistant Vice President and Portfolio Manager with Morgan Asset Management. Prior to joining Morgan Asset Management in 2002, Mr. Russell was part of a Financial Management program with WorldCom, Inc., a global telecommunications company. Mr. Russell graduated from Millsaps College with a B.B.A. and a second major in Spanish and received an M.B.A. from Millsaps College with a focus in Finance.

MICHAEL L. SMITH -- Mr. Smith is a Senior Vice President and Senior Portfolio Manager at Morgan Asset Management, Inc. He has more than sixteen years experience in investment research, trading, and portfolio management. From 2004 to present, Mr. Smith has served as the Portfolio Manager for the Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, and Regions Morgan Keegan Select Fixed Income Fund. From 2000 to 2004, Mr. Smith served as a Senior Portfolio Manager for SouthTrust Asset Management where he was responsible for managing all core institutional fixed income portfolios. From 1999 to 2000, Mr. Smith was a Vice-President and Institutional Salesperson at UBS Paine Webber. From 1993 to 1999, Mr. Smith was a Fixed Income Strategist and Portfolio Manager at Salomon Smith Barney. Mr. Smith began his career at Lehman Brothers in the fixed income trading area. Mr. Smith received a B.S. in Business Administration from the University of Denver in 1986 and an M.B.A. from the Owen School at Vanderbilt University in 1993.

The funds' Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and their ownership of securities in the funds.

OTHER INFORMATION

--------------------------------------------------------------------------------

Please note that the funds maintain additional policies and reserve certain rights, including:

Fund shares may not be held in, or transferred to, an account with any firm other than Morgan Keegan, Regions Morgan Keegan Trust or an Authorized Dealer.

The funds may vary their initial or additional investment levels in the case of exchanges, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs.

At any time, the funds may change or discontinue their sales charge waivers and any of their order acceptance practices, and may suspend the sale of shares or refuse a purchase order. Additionally, in accordance with applicable law, the funds may suspend the right of redemption.

To permit investors to obtain the current price, dealers are responsible for transmitting all orders to Morgan Keegan promptly.

Dealers may impose a transaction fee on the purchase or sale of shares by shareholders.

PRIVACY POLICY NOTICE

Regions Morgan Keegan Funds, their distributor (Morgan Keegan) and their agents (referred to as the "funds," "we" or "us") recognize that consumers (referred to as "you" or "your") expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the funds' policy that governs the handling of your information, how the funds gather information, how that information is used and how it is kept secure.

INFORMATION THE FUNDS COLLECT

The funds collect nonpublic personal information about you from the following sources:

   o We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the funds' website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.
   o We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.
   o   We may obtain other  personal  information  from you in  connection  with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

INFORMATION SHARING POLICY

The funds may share the nonpublic personal information about you, as described above, with financial or nonfinancial companies or other entities, including companies that may be affiliated with the funds and other unaffiliated third parties, for the following purposes:

   o We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.
   o We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.
   o We may disclose all of the information we collect, as described above, to companies that perform marketing or other services on our behalf or to other financial institutions with whom we have agreements, for the limited purpose of jointly offering, endorsing or sponsoring a financial product or service. For example, we may share information about you for these limited purposes with the bank, broker-dealer or other financial intermediary through whom you purchased the funds' products or services, or with providers of marketing, legal, accounting or other professional services. The funds will not, however, disclose a consumer's account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the funds' use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

INFORMATION SECURITY

When the funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers' privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the funds and the third party service providers.

The funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. Each of the following sections explains an aspect of the funds' commitment to protecting your personal information and respecting your privacy.

EMPLOYEE ACCESS TO INFORMATION

All of the funds' employees must adhere to the funds' policy on confidentiality. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee's or agent's need to know the information in order to service a customer's account or comply with legal requirements.

VISITING THE FUNDS' WEBSITE

   o The funds' website (WWW.RMKFUNDS.COM) gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.
   o   Information or data entered into a website will be retained.
   o Where registration to a website or re-entering personal information on a website is required, "cookies" are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don't have to resubmit personal information. Cookies provide faster access into the website.
   o We may also collect non-personally identifiable Internet Protocol ("IP") addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-MAIL

If you have opted to receive marketing information from the funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the funds, we may, at your employer's request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms. You can also use customer service to do so. Call us toll-free at 800-366-7426.

SURVEYS/AGGREGATE DATA

Periodically, the funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The funds then generate reports that include aggregate data regarding their customers. Aggregate data classifies customer information in various ways but does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the funds' planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

CHANGES TO THE FUNDS' PRIVACY POLICY

The funds reserve the right to modify or remove parts of this privacy statement at any time. Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

PROXY VOTING POLICIES AND PROCEDURES

The funds vote proxies related to portfolio securities according to a set of policies and procedures approved by the funds' Board of Trustees. A description of the policies and procedures may be obtained, without charge, by calling 800-366-7426 or by visiting the SEC's website at www.sec.gov. You may also view the proxy voting activity for each fund by visiting the funds' website at www.rmkfunds.com.

PORTFOLIO HOLDINGS INFORMATION

The funds file a Form N-Q with the SEC no more than sixty days after the close of the funds' first and third quarters of their fiscal year, Form N-Q includes a schedule of each fund's portfolio holdings as of the end of those fiscal quarters. The funds' Form N-Q filings may be found on the SEC's website at www.sec.gov. The funds' N-Q filings may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 800-SEC-0330 for information on the operation of the Public Reference Room. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' SAI.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX
CONSIDERATIONS

--------------------------------------------------------------------------------

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each fund declares periodic dividends to persons who own shares in the fund on the record date for the dividend. In addition, each fund distributes net realized capital gains, if any, at least annually to record date shareholders. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the distributing fund, unless you elect cash payments.

Dividends are declared and paid by the funds according to the following schedule:

FUND                               DIVIDENDS DECLARED/PAID
----                               -----------------------
Mid Cap Growth Fund                       Quarterly
Growth Fund                               Quarterly
Core Equity Fund                          Quarterly
Mid Cap Value Fund                        Quarterly
Value Fund                                Quarterly
Balanced Fund                             Quarterly
Fixed Income Fund                       Daily/Monthly
Limited Maturity Fixed Income Fund      Daily/Monthly
Intermediate Tax Exempt Bond Fund       Daily/Monthly
Treasury Money Market Fund              Daily/Monthly
Money Market Fund                       Daily/Monthly


Distributions by the Limited Maturity Fixed Income Fund, Intermediate Tax Exempt Bond Fund, Treasury Money Market Fund and Money Market Fund are expected to be primarily dividends (i.e., little if any part of these funds' distributions will be capital gain distributions), while all other funds are expected to pay both dividends and capital gain distributions.

Each fund sends you a timely statement of your account activity to assist you in completing your federal, state and local income tax returns.

TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS.

Dividends (other than "exempt-interest dividends" the Intermediate Tax Exempt Bond Fund distributes, as described below) and capital gain distributions are taxable to shareholders whether received in cash or reinvested in fund shares. In general, any dividends and distributions of the excess of net short-term capital gain over net long-term capital loss you receive from a fund are taxable as ordinary income, except that a fund's dividends attributable to "qualified dividend income" (i.e., dividends the fund receives on stock of most U.S. and certain foreign corporations with respect to which the fund satisfies certain holding period, debt-financing and other restrictions), the amount of which is not expected to be substantial for the Fixed Income Fund, Limited Maturity Fixed Income Fund, Intermediate Tax Exempt Bond Fund, Treasury Money Market Fund and Money Market Fund, generally are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to the fund shares on which the dividends were paid. Capital gain distributions are taxable at different rates depending upon the length of time a fund held the assets that generated the gain, not on the length of time you held your fund shares. Distributions of a Dividends, Capital Gain Distributions and Tax Considerations fund's net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxable to its shareholders as long-term capital gains, which also are subject to a 15% maximum federal income tax rate for individual shareholders to the extent the distributions are attributable to net capital gain the fund recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2009.

It is anticipated that Intermediate Tax Exempt Bond Fund distributions will be primarily "exempt-interest dividends," i.e., dividends that are excludable from its shareholders' gross income for federal income tax purposes; however, that fund's income dividends may be subject to state and local income and other taxes and may be a tax preference item for purposes of the federal alternative minimum tax.

If you purchase shares just before a fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in fund shares. Therefore, you should consider the tax implications of purchasing shares of a fund shortly before it declares a dividend or capital gain distribution. Contact your investment professional or Morgan Keegan for information concerning when a particular fund will pay dividends and capital gain distributions.

The sale (redemption) of fund shares is a taxable event and may produce a gain or loss. For tax purposes, an exchange is treated the same as a sale. Any capital gain an individual shareholder recognizes on a redemption or exchange through December 31, 2008, of his or her fund shares that have been held for more than one year will qualify for the 15% maximum rate. Short-term capital gains continue to be taxed at the ordinary income rate.

Unless your investment is in a tax-deferred account, you may want to avoid selling shares of a fund at a loss for tax purposes and reinvesting in shares of that fund within 30 days before or after that sale, because such a transaction is considered a "wash sale," and you will not be allowed to deduct all or part of the tax loss at that time.

Your investment in the funds could have additional tax consequences. Please consult your tax adviser regarding your federal, state and local tax liability from purchasing, holding and disposing of fund shares.

BACKUP WITHHOLDING. By law, the funds must withhold 28% of distributions and redemption proceeds (regardless of the extent to which you may have realized gain or loss) otherwise payable to you if you have not provided complete, correct taxpayer identification information and 28% of your distributions if you are otherwise subject to backup withholding.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The financial highlights are intended to help you understand the financial performance of the Trust's Class A Shares, Class C Shares and Class I Shares for the funds described in this Prospectus for the past five years or since its inception, if the life of a fund is shorter.

Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and disbursements). The information should be read in conjunction with the financial statements contained in the funds' Annual Report that are incorporated by reference into the Trust's Statement of Additional Information
(SAI) relating to the funds and available upon request.

This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, for the years ended November 30, 2002, 2003, 2004 and 2005 for Mid Cap Growth Fund, Growth Fund, Mid Cap Value Fund, Value Fund, Balanced Fund, Fixed Income Fund, Limited Maturity Fixed Income Fund, Intermediate Tax Exempt Bond Fund and Treasury Money Market Fund. The financial information for Core Equity Fund and Money Market Fund for the period ended November 30, 2005 and the years ended August 31, 2005 and August 31, 2004 were also audited by PricewaterhouseCoopers LLP. The previous years were audited by other independent auditors. The independent registered public accountant's report, along with the funds' audited financial statements are included in the Annual Report to Shareholders.

--------------------------------------------------------------------------------

                                                                 NET
                                                              REALIZED
                                                                 AND
                                     NET ASSET               UNREALIZED
                                      VALUE,      NET           GAINS               DIVIDENDS
                                     BEGINNING INVESTMENT     (LOSSES)   TOTAL FROM  FROM NET     DISTRIBUTIONS
                                        OF       INCOME          ON      INVESTMENT INVESTMENT    FROM CAPITAL      TOTAL
                                      PERIOD     (LOSS)      INVESTMENTS OPERATIONS   INCOME          GAINS     DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND --
CLASS A SHARES
Year Ended November 30, 2005          $16.57     (0.07)          2.93       2.86         --           (1.37)        (1.37)
Year Ended November 30, 2004          $15.49     (0.11)          1.19       1.08         --              --            --
Year Ended November 30, 2003          $11.99     (0.11)(5)       3.61       3.50         --              --            --
Year Ended November 30, 2002          $13.66     (0.05)(5)      (1.60)     (1.65)     (0.02)             --         (0.02)
Year Ended November 30, 2001          $17.01      0.03           0.64       0.67      (0.10)          (3.92)        (4.02)

MID CAP GROWTH FUND --
Class C Shares
Year Ended November 30, 2005          $16.24     (0.07)          2.81       2.74         --           (1.37)        (1.37)
Year Ended November 30, 2004          $15.29     (0.11)          1.06       0.95         --              --            --
Year Ended November 30, 2003          $11.92     (0.21)(5)       3.58       3.37         --              --            --
Period Ended November 30, 2002(8)     $13.71     (0.12)(5)      (1.67)     (1.79)        --              --            --

MID CAP GROWTH FUND --
CLASS I SHARES
Year Ended November 30, 2005          $16.59     (0.07)          2.96       2.89         --           (1.37)        (1.37)
Period Ended November 30, 2004(9)     $16.16     (0.11)          0.54       0.43         --              --            --

GROWTH FUND --
CLASS A SHARES
Year Ended November 30, 2005          $15.33      0.04           1.65       1.69      (0.09)             --         (0.09)
Year Ended November 30, 2004          $15.04      0.06           0.23       0.29         --              --            --
Year Ended November 30, 2003          $13.03     (0.03)(5)       2.04       2.01         --              --            --
Year Ended November 30, 2002          $15.27     (0.01)(5)      (2.23)     (2.24)     (0.00)(6)          --         (0.00)(3)
Year Ended November 30, 2001          $20.38     (0.03)         (4.20)     (4.23)        --           (0.88)        (0.88)

GROWTH FUND --
CLASS C SHARES
Year Ended November 30, 2005          $15.02      0.01           1.55       1.56      (0.06)             --         (0.06)
Year Ended November 30, 2004          $14.84      0.06           0.12       0.18         --              --            --
Year Ended November 30, 2003          $12.95     (0.15)(5)       2.04       1.89         --              --            --
Year Ended November 30, 2002(8)       $15.46     (0.09)(5)      (2.42)     (2.51)        --              --            --

GROWTH FUND --
CLASS I SHARES
Period Ended November 30, 2005(10)    $15.52     (0.04)          1.47       1.43      (0.01)             --         (0.01)

-------------------------------------------------------------------------------------------------------------------------------



     (1) Total return is based on net asset value, which excludes the sales charge or contingent deferred sales charge, if applicable.

     (2) This voluntary expense decrease is reflected in both the net expense and net investment income (loss) ratios shown.

     (3) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

     (4)  Not annualized for periods less than one year.

     (5)  Based on average shares outstanding.

     (6)  Represents less than $0.005.

--------------------------------------------------------------------------------

                             RATIOS TO AVERAGE NET ASSETS              SUPPLEMENTAL DATA
                     ---------------------------------------        ----------------------



 Net
Asset
Value,                                Net            Expenses        Net Assets,  Portfolio
End of    Total         Net        Investment         Waiver/       End of Period Turnover
Period Return(1,4)    Expenses       Income      Reimbursement(2)      (000's)    Rate(3)
-------------------------------------------------------------------------------------------

$18.06     18.91%      1.26%        (0.40)%              --           $318,644        73%
$16.57      6.97%      1.29%        (0.69)%              --           $294,325        56%
$15.49     29.19%      1.33%        (0.82)%              --           $175,867        49%
$11.99    (12.07)%     1.30%        (0.42)%              --           $114,660       126%
$13.66      3.91%      1.07%         0.24%               --           $144,726        81%

$17.61     18.54%      2.01%        (1.15)%              --           $  5,984        73%
$16.24      6.21%      1.99%        (1.39)%              --           $  5,353        56%
$15.29     28.27%      2.08%        (1.62)%              --           $  1,825        49%
$11.92    (14.06)%     2.05%(7)     (1.18)%(7)           --           $    259       126%

$18.11     19.09%      1.01%        (0.15)%              --           $  1,315        73%
$16.59      2.66%      1.00%(7)     (0.40)%(7)           --           $  1,032        56%

$16.93     11.06%      1.23%         0.22%             0.05%          $385,900        53%
$15.33      1.93%      1.27%         0.37%             0.05%          $411,785        33%
$15.04     15.43%      1.27%        (0.23)%            0.05%          $319,180        44%
$13.03    (14.65)%     1.28%        (0.06)%            0.05%          $271,852       112%
$15.27    (21.59)%     1.02%        (0.09)%            0.05%          $306,923        47%

$16.52     10.43%      1.98%        (0.53)%            0.05%          $  3,082        53%
$15.02      1.21%      1.96%        (0.32)%            0.05%          $  2,955        33%
$14.84     14.59%      2.02%        (1.06)%            0.05%          $  1,072        44%
$12.95    (16.88)%     2.03%(7)     (0.81)%(7)         0.05%(7)       $    139       112%

$16.94      9.24%      0.98%         0.47%             0.05%          $ 33,118        53%
-------------------------------------------------------------------------------------------

        (7)  Annualized for periods less than one year.

        (8)  For the commencement of investment operationson January 7, 2002.

        (9)  For the commencement of investment operations on June 23. 2004.

        (10) From the commencement of investment operations on May 19, 2005.

--------------------------------------------------------------------------------

                                                               NET
                                                            REALIZED
                                                               AND
                                    NET ASSET              UNREALIZED
                                     VALUE,                   GAINS                 DIVIDENDS
                                    BEGINNING    NET        (LOSSES)     TOTAL FROM  FROM NET  DISTRIBUTIONS
                                       OF     INVESTMENT       ON        INVESTMENT INVESTMENT FROM CAPITAL      TOTAL
                                     PERIOD     INCOME     INVESTMENTS   OPERATIONS   INCOME       GAINS     DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND (FORMERLY LEADER
GROWTH & INCOME FUND)
-- CLASS A SHARES
Period Ended November 30, 2005(7)    $27.56      0.05          0.39         0.44      (0.06)          --         (0.06)
Year Ended August 31, 2005           $24.38      0.27(5)       3.15(5)      3.42      (0.24)          --         (0.24)
Year Ended August 31, 2004           $22.68      0.12(5)       1.73(5)      1.85      (0.15)          --         (0.15)
Year Ended August 31, 2003           $21.14      0.18          1.55         1.73      (0.19)          --         (0.19)
Year Ended August 31, 2002           $25.50      0.17         (4.37)       (4.20)     (0.16)          --         (0.16)
Period Ended August 31, 2001(8)      $31.45      0.18         (5.07)       (4.89)     (0.18)       (0.88)        (1.06)

CORE EQUITY FUND (FORMERLY LEADER
GROWTH & INCOME FUND)
CLASS I SHARES
Period Ended November 30, 2005(7)    $27.59      0.07          0.39         0.46      (0.08)          --         (0.08)
Year Ended August 31, 2005           $24.42      0.34(5)       3.16(5)      3.50      (0.33)          --         (0.33)
Year Ended August 31, 2004           $22.71      0.19(5)       1.73(5)      1.92      (0.21)          --         (0.21)
Year Ended August 31, 2003           $21.17      0.25          1.54         1.79      (0.25)          --         (0.25)
Year Ended August 31, 2002           $25.55      0.22         (4.38)       (4.16)     (0.22)          --         (0.22)
Year Ended August 31, 2001           $34.97      0.27         (8.52)       (8.25)     (0.29)       (0.88)        (1.17)
--------------------------------------------------------------------------------------------------------------------------

(1) Total return is based on net asset value, which excludes the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the net expense and net investment income (loss) ratios shown.

(3) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(4)  Not annualized for periods less than one year.

                             RATIOS TO AVERAGE NET ASSETS             SUPPLEMENTAL DATA
                     --------------------------------------        ----------------------



 NET
ASSET
VALUE,                               NET            EXPENSES        NET ASSETS,  PORTFOLIO
END OF    TOTAL         NET       INVESTMENT         WAIVER/       END OF PERIOD TURNOVER
PERIOD RETURN(1,4)    EXPENSES      INCOME      REIMBURSEMENT(2)      (000'S)    RATE(3)
------------------------------------------------------------------------------------------

$27.94      1.59%      1.43%(6)      0.75%(6)           --           $  5,346        6%
$27.56     14.08%      1.42%         0.95%            0.02%          $  5,941       31%
$24.38      8.16%      1.43%         0.48%            0.05%          $ 12,445       10%
$22.68      8.28%      1.44%         0.96%            0.08%          $  6,992       12%
$21.14    (16.56)%     1.40%         0.66%            0.10%          $  4,402        4%
$25.50    (15.93)%     1.45%(6)      0.55%(6)         0.10%(6)       $  1,897        6%

$27.97      1.65%      1.18%(6)      1.01%(6)           --           $112,720        6%
$27.59     14.39%      1.15%         1.27%            0.16%          $119,450       31%
$24.42      8.48%      1.13%         0.77%            0.35%          $136,532       10%
$22.71      8.57%      1.14%         1.26%            0.38%          $139,516       12%
$21.17    (16.38)%     1.09%         0.95%            0.41%          $134,134        4%
$25.55    (23.98)%     1.00%         0.94%            0.45%          $162,881        6%

------------------------------------------------------------------------------------------

(5)  Per share data calculated using average shares for the period.

(6)  Annualized for periods less than one year.

(7)  For the period September 1, 2005 to November 30, 2005.

(8)  From the commencement of investment operations on October 26, 2000.

--------------------------------------------------------------------------------

                                                           NET
                                                        REALIZED
                                                           AND
                             NET ASSET                 UNREALIZED
                              VALUE,       NET            GAINS               DIVIDENDS
                             BEGINNING  INVESTMENT      (LOSSES)   TOTAL FROM  FROM NET     DISTRIBUTIONS
                                OF        INCOME           ON      INVESTMENT INVESTMENT    FROM CAPITAL  RETURN OF        TOTAL
                              PERIOD      (LOSS)       INVESTMENTS OPERATIONS   INCOME          GAINS      CAPITAL     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
CLASS A SHARES
Year Ended November 30, 2005  $12.73     (0.06)            1.34       1.28         --           (2.58)       --          (2.58)
Year Ended November 30, 2004  $11.27     (0.06)            2.35       2.29      (0.00)(6)       (0.83)       --          (0.83)
Period Ended November 30,
 2003(9)                      $10.00     (0.00)(5,6)       1.27       1.27         --              --        --             --

MID CAP VALUE FUND
CLASS C SHARES
Year Ended November 30, 2005  $12.63     (0.06)            1.27       1.21         --           (2.58)       --          (2.58)
Year Ended November 30, 2004  $11.25     (0.06)            2.27       2.21         --           (0.83)       --          (0.83)
Period Ended November 30,
 2003(9)                      $10.00     (0.06)(5)         1.31       1.25         --              --        --             --

MID CAP VALUE FUND
CLASS I SHARES
Period Ended November 30,
 2005(10)                     $10.50     (0.06)            1.00       0.94         --              --        --             --

VALUE FUND
CLASS A SHARES
Year Ended November 30, 2005  $14.40      0.15             1.86       2.01      (0.18)             --        --          (0.18)
Year Ended November 30, 2004  $13.13      0.12             1.23       1.35      (0.08)             --        --          (0.08)
Year Ended November 30, 2003  $12.22      0.08(5)          0.90       0.98      (0.07)             --        --          (0.07)
Year Ended November 30, 2002  $13.94      0.12            (1.71)     (1.59)     (0.13)             --     (0.00)(3,8)    (0.13)
Year Ended November 30, 2001  $15.22      0.21            (1.27)     (1.06)     (0.22)             --        --          (0.22)

VALUE FUND
CLASS C SHARES
Year Ended November 30, 2005  $14.33      0.04             1.86       1.90      (0.07)             --        --          (0.07)
Year Ended November 30, 2004  $13.13      0.08             1.16       1.24      (0.04)             --        --          (0.04)
Year Ended November 30, 2003  $12.21     (0.00)(5,6)       0.92       0.92      (0.00)(6)          --        --          (0.00)(9)
Period Ended November 30,
 2002(11)                     $13.35      0.02            (1.14)     (1.12)     (0.02)             --     (0.00)(3,8)    (0.02)

VALUE FUND
CLASS I SHARES
Year Ended November 30, 2005  $14.42      0.18             1.87       2.05      (0.21)             --        --          (0.21)
Period Ended November 30,
 2004(12)                     $13.69      0.07             0.70       0.77      (0.04)             --        --           0.04

------------------------------------------------------------------------------------------------------------------------------------

(1) Total return is based on net asset value, which excludes the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the net expense and net investment income (loss) ratios shown.
(3) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(4) Not annualized for periods less than one year.
(5) Based on average shares outstanding.
(6) Represents less than $0.005.

--------------------------------------------------------------------------------

                              RATIOS TO AVERAGE NET ASSETS              SUPPLEMENTAL DATA
                      ---------------------------------------        ----------------------



 NET
ASSET
VALUE,                                 NET            EXPENSES        NET ASSETS,  PORTFOLIO
END OF     TOTAL         NET        INVESTMENT         WAIVER/       END OF PERIOD TURNOVER
PERIOD  RETURN(1,4)    EXPENSES       INCOME      REIMBURSEMENT(2)      (000'S)    RATE(3)
--------------------------------------------------------------------------------------------

$11.43      11.93%      1.25%        (0.44)%            0.05%          $ 89,810        68%
$12.73      21.76%      1.38%        (0.70)%            0.05%          $106,222        23%

$11.27      12.70%      1.38%(7)      0.03%(7)          0.05%(7)       $ 68,034       126%

$11.26      11.38%      2.00%        (1.19)%            0.05%          $    848        68%
$12.63      21.00%      1.81%        (1.13)%            0.05%          $    384        23%

$11.25      12.50%      2.13%(7)     (0.72)%(7)         0.05%(7)       $      4       126%


$11.44       8.95%      1.00%        (0.19)%            0.05%          $    140        68%

$16.23      14.05%      1.25%         0.97%             0.05%          $224,301        58%
$14.40      10.29%      1.29%         0.92%             0.05%          $169,772        59%
$13.13       8.12%      1.25%         0.68%             0.05%          $209,319       231%
$12.22     (11.47)%     1.23%         0.89%             0.05%          $196,423       163%
$13.94      (6.96)%     0.98%         1.41%             0.05%          $214,667       128%

$16.16      13.31%      2.00%         0.22%             0.05%          $  2,255        58%
$14.33       9.45%      2.00%         0.18%             0.05%          $  2,056        59%
$13.13       7.55%      2.00%         0.04%             0.05%          $    368       231%

$12.21      (8.80)%     1.98%(7)      0.21%(7)          0.05%(7)       $     55       163%

$16.26      14.31%      1.00%         1.22%             0.05%          $    806        58%

$14.42       5.63%      1.02%(7)      1.16%(7)          0.05%(7)       $    531        59%

--------------------------------------------------------------------------------------------


(7) Annualized for periods less than one year.

(8) Represents a return of capital for federal income tax purposes.

(9) From the commencement of investment operations on December 9, 2002.

(10) From the commencement of investment operations on May 10, 2005.

(11) From the commencement of investment operations on February 21, 2002.

(12) From the commencement of investment operations on June 16, 2004.

--------------------------------------------------------------------------------

                                                                NET
                                                             REALIZED
                                                                AND
                                     NET ASSET              UNREALIZED
                                      VALUE,                   GAINS               DIVIDENDS
                                     BEGINNING    NET        (LOSSES)   TOTAL FROM  FROM NET  DISTRIBUTIONS
                                        OF     INVESTMENT       ON      INVESTMENT INVESTMENT FROM CAPITAL      TOTAL
                                      PERIOD     INCOME     INVESTMENTS OPERATIONS   INCOME       GAINS     DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
BALANCED FUND --
CLASS A SHARES
Year Ended November 30, 2005          $13.97      0.16          1.46       1.62      (0.19)          --         (0.19)
Year Ended November 30, 2004          $13.54      0.22(5)       0.40       0.62      (0.19)          --         (0.19)
Year Ended November 30, 2003          $12.88      0.20(5)       0.68       0.88      (0.22)          --         (0.22)
Year Ended November 30, 2002          $14.07      0.24(5)      (0.93)     (0.69)     (0.24)       (0.26)        (0.50)
Year Ended November 30, 2001          $14.93      0.36         (0.73)     (0.37)     (0.38)       (0.11)        (0.49)

BALANCED FUND --
CLASS C SHARES
Year Ended November 30, 2005          $13.95      0.06          1.46       1.52      (0.09)          --         (0.09)
Year Ended November 30, 2004          $13.54      0.13(5)       0.39       0.52      (0.11)          --         (0.11)
Year Ended November 30, 2003          $12.90      0.10(5)       0.67       0.77      (0.13)          --         (0.13)
Period Ended November 30, 2002(7)     $13.67      0.13(5)      (0.82)     (0.69)     (0.08)          --         (0.08)

BALANCED FUND --
CLASS I SHARES
Period Ended November 30, 2005(8)     $15.15      0.01          0.30       0.31      (0.04)          --         (0.04)
Fixed Income Fund --
Class A Shares
Year Ended November 30, 2005          $10.54      0.39         (0.31)      0.08      (0.39)          --         (0.39)
Year Ended November 30, 2004          $11.02      0.37         (0.27)      0.10      (0.37)       (0.21)        (0.58)
Year Ended November 30, 2003          $11.10      0.41         (0.06)      0.35      (0.41)       (0.02)        (0.43)
Year Ended November 30, 2002          $10.82      0.46          0.28       0.74      (0.46)          --         (0.46)
Year Ended November 30, 2001          $10.27      0.55          0.55       1.10      (0.55)          --         (0.55)

FIXED INCOME FUND --
CLASS C SHARES
Year Ended November 30, 2005          $10.55      0.31         (0.32)     (0.01)     (0.31)          --         (0.31)
Year Ended November 30, 2004          $11.02      0.28         (0.25)      0.03      (0.29)       (0.21)        (0.50)
Year Ended November 30, 2003          $11.10      0.32         (0.05)      0.27      (0.33)       (0.02)        (0.35)
Period Ended November 30, 2002(9)     $10.82      0.37          0.28       0.65      (0.37)          --         (0.37)

FIXED INCOME FUND --
CLASS I SHARES
Period Ended November 30, 2005(10)    $10.40      0.13         (0.17)     (0.04)     (0.13)          --         (0.13)

-------------------------------------------------------------------------------------------------------------------------



(1) Total return is based on net asset value, which excludes the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the net expense and net investment income (loss) ratios shown.

(3) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(4) Not annualized for periods less than one year.

(5) Based on average shares outstanding.

                             RATIOS TO AVERAGE NET ASSETS             SUPPLEMENTAL DATA
                     --------------------------------------        ----------------------



 NET
ASSET
VALUE,                               NET            EXPENSES        NET ASSETS,  PORTFOLIO
END OF    TOTAL         NET       INVESTMENT         WAIVER/       END OF PERIOD TURNOVER
PERIOD RETURN(1,4)    EXPENSES      INCOME      REIMBURSEMENT(2)      (000'S)    RATE(3)
------------------------------------------------------------------------------------------

$15.40    11.72%       1.28%         1.16%            0.05%          $127,954        22%
$13.97     4.63%       1.33%         1.62%            0.05%          $117,968        79%
$13.54     6.92%       1.35%         1.58%            0.05%          $ 96,192        98%
$12.88    (4.99)%      1.30%         1.83%            0.05%          $ 92,530        82%
$14.07    (2.42)%      1.07%         2.57%            0.05%          $ 92,980        70%

$15.38    10.96%       2.03%         0.41%            0.05%          $  1,382        22%
$13.95     3.86%       2.08%         0.92%            0.05%          $  2,084        79%
$13.54     6.07%       2.10%         0.81%            0.05%          $    978        98%
$12.90    (5.31)%      2.05%(6)      1.24%(6)         0.05%(6)       $    612        82%

$15.42     2.06%       1.03%(6)      1.41%(6)         0.05%(6)       $ 47,565        22%

$10.23     0.75%       0.97%         3.67%            0.25%          $231,426        39%
$10.54     0.87%       0.97%         3.44%            0.25%          $265,532       116%
$11.02     3.16%       0.97%         3.65%            0.25%          $316,857        72%
$11.10     6.96%       0.97%         4.19%            0.25%          $255,280        50%
$10.82    10.91%       0.71%         5.16%            0.25%          $241,393        51%

$10.23    (0.10)%      1.72%         2.92%            0.25%          $  2,469        39%
$10.55     0.12%       1.72%         2.63%            0.25%          $  2,531       116%
$11.02     2.40%       1.72%         2.90%            0.25%          $    916        72%
$11.10     6.15%       1.72%(6)      3.33%(6)         0.25%(6)       $    327        50%

$10.23    (0.41)%      0.72%(6)      3.92%(6)         0.25%(6)       $ 77,969        39%

------------------------------------------------------------------------------------------

(6)  Annualized for periods less than one year.

(7)  From the commencement of investment operations on January 14, 2002.

(8)  From the commencement of investment operations on September 1, 2005.

(9)  From the commencement of investment operations on December 3, 2001.

(10) From the commencement of investment operations on August 14, 2005.

--------------------------------------------------------------------------------

                                                                NET
                                                             REALIZED
                                                                AND
                                     NET ASSET              UNREALIZED
                                      VALUE,                   GAINS                   DIVIDENDS
                                     BEGINNING    NET        (LOSSES)     TOTAL FROM    FROM NET  DISTRIBUTIONS
                                        OF     INVESTMENT       ON        INVESTMENT   INVESTMENT FROM CAPITAL      TOTAL
                                      PERIOD     INCOME     INVESTMENTS   OPERATIONS     INCOME       GAINS     DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY FIXED INCOME
FUND -- CLASS A SHARES
Year Ended November 30, 2005          $ 9.84      0.29         (0.18)        0.11        (0.30)          --         (0.30)
Year Ended November 30, 2004          $10.11      0.27         (0.27)        0.00(7)     (0.27)          --         (0.27)
Year Ended November 30, 2003          $10.31      0.27(5)      (0.16)        0.11        (0.30)       (0.01)        (0.31)
Year Ended November 30, 2002          $10.32      0.39(6)       0.01(6)      0.40        (0.40)       (0.01)        (0.41)
Year Ended November 30, 2001          $ 9.97      0.50          0.35         0.85        (0.50)          --         (0.50)

LIMITED MATURITY FIXED INCOME
FUND -- CLASS C SHARES
Year Ended November 30, 2005          $ 9.84      0.22         (0.18)        0.04        (0.23)          --         (0.23)
Year Ended November 30, 2004          $10.11      0.20         (0.28)       (0.08)       (0.19)          --         (0.19)
Year Ended November 30, 2003          $10.31      0.19(5)      (0.15)        0.04        (0.23)       (0.01)        (0.24)
Period Ended November 30, 2002(10)    $10.26      0.30(6)       0.08(6)      0.38        (0.32)       (0.01)        (0.33)

LIMITED MATURITY FIXED INCOME
FUND -- CLASS I SHARES
Period Ended November 30, 2005(11)    $ 9.74      0.07         (0.09)       (0.01)       (0.08)          --         (0.08)

INTERMEDIATE TAX EXEMPT BOND
FUND -- CLASS A SHARES
Year Ended November 30, 2005          $ 9.77      0.30         (0.19)        0.11        (0.30)       (0.06)        (0.36)
Period Ended November 30, 2004(12)    $10.00      0.25         (0.23)        0.02        (0.25)          --         (0.25)

INTERMEDIATE TAX EXEMPT BOND
FUND -- CLASS C SHARES
Year Ended November 30, 2005          $ 9.77      0.26         (0.17)        0.09        (0.26)       (0.06)        (0.32)
Period Ended November 30, 2004(12)    $10.00      0.20         (0.23)       (0.03)       (0.20)          --         (0.20)

INTERMEDIATE TAX EXEMPT BOND
FUND -- CLASS I SHARES
Year Ended November 30, 2005          $ 9.77      0.32         (0.19)        0.13        (0.32)       (0.06)        (0.38)
Period Ended November 30, 2004(12)    $10.00      0.22         (0.23)       (0.01)       (0.22)          --         (0.22)

-----------------------------------------------------------------------------------------------------------------------------

(1) Total return is based on net asset value, which excludes the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the net expense and net investment income (loss) ratios shown.

(3) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(4) Not annualized for periods less than one year.

(5) Based on average shares outstanding.

(6) Effective December 1, 2001, the Limited Maturity Fixed Income Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002, was as follows:



                                                                               RATIO
                           NET                        NET                 NET INVESTMENT
                        INVESTMENT                UNREALIZED                INCOME TO
                          INCOME                     GAIN                    AVERAGE
INCREASE (DECREASE)       PER SHARE                PER SHARE                NET ASSETS
------------------------------------------------------------------------------------------------
      Class A            $(0.02)                    $0.02                     (0.18)%
      Class C            $(0.02)                    $0.02                     (0.18)%



Per share ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                              RATIOS TO AVERAGE NET ASSETS               SUPPLEMENTAL DATA
                     ----------------------------------------        ------------------------


 NET
ASSET
VALUE,                                NET             EXPENSES        NET ASSETS,    PORTFOLIO
END OF    TOTAL         NET        INVESTMENT          WAIVER/       END OF PERIOD   TURNOVER
PERIOD RETURN(1,4)    EXPENSES       INCOME       REIMBURSEMENT(2)      (000'S)      RATE(3)
----------------------------------------------------------------------------------------------

$ 9.65     1.19%       0.96%         3.01%              0.30%          $ 67,475          42%
$ 9.84    (0.02)%      0.97%         2.23%              0.23%          $110,249         144%
$10.11     1.14%       1.00%         2.67%              0.20%          $168,969          63%
$10.31     3.95%       0.99%         3.65%(6)           0.20%          $144,274          53%
$10.32     8.74%       0.79%         4.97%              0.20%          $126,065          54%

$ 9.65     0.43%       1.71%         2.26%              0.30%          $    502          42%
$ 9.84    (0.77)%      1.72%         1.41%              0.23%          $    843         144%
$10.11     0.38%       1.75%         1.88%              0.20%          $    164          63%
$10.31     3.56%       1.74%(5)      3.22%(5,6)         0.20%(5)       $     10          53%

$ 9.64    (0.19)%      0.71%(5)      3.26%              0.30%          $      0(9)       42%

$ 9.52     1.07%       0.77%         3.03%              0.30%          $ 52,670          16%
$ 9.77     0.22%       0.63%(8)      3.18%(8)           0.50%(8)       $ 68,531          19%

$ 9.54     0.95%       1.37%         2.43%              0.45%          $      0(9)       16%
$ 9.77    (0.27)%      1.23%(8)      2.58%(8)           0.50%(8)       $      0(9)       19%

$ 9.52     1.33%       0.52%         3.28%              0.30%          $  8,769          16%
$ 9.77    (0.04)%      0.38%(8)      3.43%(8)           0.50%(8)       $    326          19%

----------------------------------------------------------------------------------------------

(7) Represents less than 0.005.

(8) Annualized for periods less than one year.

(9) Represents less than $1,000.

(10) From the commencement of investment operations on December 14, 2001.

(11) From the commencement of investment operations on September 1, 2005.

(12) From the commencement of investment operations on February 9, 2004.

--------------------------------------------------------------------------------

                                                               NET
                                                            REALIZED
                                                               AND
                                    NET ASSET              UNREALIZED
                                     VALUE,                   GAINS                  DIVIDENDS
                                    BEGINNING    NET        (LOSSES)    TOTAL FROM    FROM NET
                                       OF     INVESTMENT       ON       INVESTMENT   INVESTMENT        TOTAL
                                     PERIOD     INCOME     INVESTMENTS  OPERATIONS     INCOME      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND --
CLASS A SHARES
Year Ended November 30, 2005          $1.00      0.02           --         0.02        (0.02)          (0.02)
Year Ended November 30, 2004          $1.00      0.01           --         0.01        (0.01)          (0.01)
Year Ended November 30, 2003          $1.00      0.00(4)        --         0.00(4)     (0.00)(4)       (0.00)(4)
Year Ended November 30, 2002          $1.00      0.01           --         0.01        (0.01)          (0.01)
Year Ended November 30, 2001          $1.00      0.04           --         0.04        (0.04)          (0.04)

MONEY MARKET FUND (FORMERLY LEADER
MONEY MARKET FUND) --
Class A Shares
Period Ended November 30, 2005(6)     $1.00      0.01          -- (4)      0.01        (0.01)          (0.01)
Year Ended August 31, 2005            $1.00      0.02          -- (4)      0.02        (0.02)          (0.02)
Year Ended August 31, 2004            $1.00       -- (4)       -- (4)       -- (4)       -- (4)          -- (4)
Year Ended August 31, 2003            $1.00       -- (4)       -- (4)       -- (4)       -- (4)          -- (4)
Year Ended August 31, 2002            $1.00      0.01          -- (4)      0.01        (0.01)          (0.01)
Period Ended August 31, 2001(7)       $1.00      0.04          -- (4)      0.04        (0.04)          (0.04)

MONEY MARKET FUND (FORMERLY LEADER
MONEY MARKET FUND) --
CLASS I SHARES
Period Ended November 30, 2005(6)     $1.00      0.01          -- (4)      0.01        (0.01)          (0.01)
Year Ended August 31, 2005            $1.00      0.02          -- (4)      0.02        (0.02)          (0.02)
Year Ended August 31, 2004            $1.00      0.01          -- (4)      0.01        (0.01)          (0.01)
Year Ended August 31, 2003            $1.00      0.01          -- (4)      0.01        (0.01)          (0.01)
Year Ended August 31, 2002            $1.00      0.02          -- (4)      0.02        (0.02)          (0.02)
Year Ended August 31, 2001            $1.00      0.05          -- (4)      0.05        (0.05)          (0.05)

(1) Total return is based on net asset value, which excludes the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the net expense and net investment income (loss) ratios shown.

(3) Not annualized for periods less than one year.

--------------------------------------------------------------------------------

                              RATIOS TO AVERAGE NET ASSETS          SUPPLEMENTAL DATA
                      --------------------------------------        -----------------
 NET
ASSET
VALUE,                                NET            EXPENSES          NET ASSETS,
END OF     TOTAL         NET       INVESTMENT         WAIVER/         END OF PERIOD
PERIOD RETURN (1,3)   EXPENSES      INCOME      REIMBURSEMENT(2)        (000'S)
-------------------------------------------------------------------------------------

$1.00      2.25%        0.62%         2.19%            0.30%            $827,861
$1.00      0.54%        0.64%         0.55%            0.29%            $861,369
$1.00      0.47%        0.66%         0.47%            0.25%            $764,892
$1.00      1.11%        0.66%         1.10%            0.25%            $779,770
$1.00      3.99%        0.42%         3.86%            0.25%            $689,884

$1.00      0.80%        0.85%(5)      2.94%(5)         0.15%(5)         $ 78,491
$1.00      1.55%        1.06%         1.45%            0.17%            $ 42,404
$1.00      0.20%        1.12%         0.19%            0.19%            $ 68,301
$1.00      0.46%        1.16%         0.47%            0.18%            $ 93,450
$1.00      1.24%        1.12%         1.24%            0.17%            $110,085
$1.00      4.09%        1.08%(5)      3.92%(5)         0.18%(5)         $104,364

$1.00      0.74%        0.60%(5)      3.21%(5)         0.15%(5)         $ 39,382
$1.00      2.06%        0.55%         1.92%            0.31%            $ 37,575
$1.00      0.70%        0.62%         0.70%            0.44%            $120,022
$1.00      0.97%        0.66%         0.95%            0.43%            $116,388
$1.00      1.75%        0.61%         1.81%            0.43%            $178,515
$1.00      5.14%        0.54%         5.05%            0.45%            $302,900

-------------------------------------------------------------------------------------

(4) Represents less than 0.005.

(5) Annualized for periods less than one year.

(6) For the period September 1, 2005 to November 30, 2005.

(7) From the commencement of investment operations on October 4, 2000.

[Back Cover]

FOR ADDITIONAL INFORMATION

A Statement of Additional Information ("SAI"), dated April 1, 2006, containing further information about the funds has been filed with the SEC and, as amended or supplemented from time to time, is incorporated by reference in this prospectus.

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

Free copies of the annual and semi-annual reports and SAI may be obtained:

     By visiting the funds' website at www.rmkfunds.com;

     From your Morgan Keegan Financial Advisor or by calling Morgan Keegan at 800-222-8866;

     From your Trust Administrator or by calling Regions Morgan Keegan Trust at 877-757-7424;

     By writing to Morgan Keegan at the address noted below; or

     By accessing the Edgar Database on the SEC's website at www.sec.gov.

Information about the funds (including shareholder reports and the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain copies of this information, after you pay a duplicating fee, by e-mail request at publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Call 202-942-8090 for information on the Public Reference Room's operations and copying fees.

All shareholder inquiries can be made by contacting Morgan Keegan at the address listed below:

                          Morgan Keegan & Company, Inc.
                              50 North Front Street
                                Memphis, TN 38103
                                  800-366-7426

                              www.morgankeegan.com

                    [LOGO Regions Morgan Keegan Select Funds]

                    Investment Company Act File No. 811-6511

                       REGIONS MORGAN KEEGAN SELECT FUNDS
                                 CLASS A SHARES

                                 CLASS C SHARES

                                 CLASS I SHARES



                  COMBINED STATEMENT OF ADDITIONAL INFORMATION



                                  APRIL 1, 2006





--------------------------------------------------------------------------------
o    REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND
o    REGIONS MORGAN KEEGAN SELECT GROWTH FUND
o REGIONS MORGAN KEEGAN SELECT CORE EQUITY FUND (FORMERLY REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND)
o    REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND
o    REGIONS MORGAN KEEGAN SELECT VALUE FUND
o    REGIONS MORGAN KEEGAN SELECT BALANCED FUND
o    REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND
o    REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY FIXED INCOME FUND
o    REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND
o    REGIONS MORGAN KEEGAN SELECT TREASURY MONEY MARKET FUND
o REGIONS MORGAN KEEGAN SELECT MONEY MARKET FUND (FORMERLY REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND)


This Statement of Additional Information ("SAI") is not a prospectus. You should read this SAI in conjunction with the Funds' prospectus, dated April 1, 2006. This SAI incorporates by reference the Funds' Annual Report. You can obtain the prospectus or Annual Report without charge by calling 877-757-7424.


--------------------------------------------------------------------------------


REGIONS MORGAN KEEGAN SELECT FUNDS
FIFTY NORTH FRONT STREET
MEMPHIS, TENNESSEE 38103





MORGAN KEEGAN & CO., INC.
-----------------------------------------
DISTRIBUTOR

Table of Contents
--------------------------------------------------------------------------------

HOW ARE THE FUNDS ORGANIZED?...................................................1

SECURITIES IN WHICH THE FUNDS INVEST...........................................2

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS..................................3

INVESTMENT LIMITATIONS........................................................10

DETERMINING MARKET VALUE OF SECURITIES........................................13

WHAT DO SHARES COST?..........................................................14

HOW ARE THE FUNDS SOLD?.......................................................14

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................15

DESCRIPTION OF FUND SHARES....................................................16

MASSACHUSETTS PARTNERSHIP LAW.................................................16

ACCOUNT AND SHARE OWNERSHIP INFORMATION.......................................16

ADDITIONAL TAX INFORMATION....................................................18

WHO MANAGES THE FUNDS?........................................................22

PORTFOLIO MANAGERS............................................................37

HOW DO THE FUNDS MEASURE PERFORMANCE?.........................................41

PERFORMANCE COMPARISONS.......................................................42

ECONOMIC AND MARKET INFORMATION...............................................45

FINANCIAL STATEMENTS..........................................................45

APPENDIX......................................................................45

ADDRESSES.....................................................................49

--------------------------------------------------------------------------------
HOW ARE THE FUNDS ORGANIZED?
--------------------------------------------------------------------------------

Regions  Morgan  Keegan  Select  Funds  (the  "Trust")  was   established  as  a
Massachusetts business trust under a Declaration of Trust dated October 15, 1991, under the name "First Priority Funds." Effective May 15, 1998, the Trust changed its name to "Regions Funds," and effective December 1, 2001, it changed its name to "Regions Morgan Keegan Select Funds." As of the date of this Statement of Additional Information ("SAI"), the Trust consists of eleven separate portfolios of securities (the "Funds"), which are as follows: Regions Morgan Keegan Select Mid Cap Growth Fund ("Mid Cap Growth Fund"); Regions Morgan Keegan Select Growth Fund ("Growth Fund"); Regions Morgan Keegan Select Core Equity Fund (formerly Regions Morgan Keegan Select LEADER Growth & Income Fund) ("Core Equity Fund"); Regions Morgan Keegan Select Mid Cap Value Fund ("Mid Cap Value Fund"); Regions Morgan Keegan Select Value Fund ("Value Fund"); Regions Morgan Keegan Select Balanced Fund ("Balanced Fund"); Regions Morgan Keegan Select Fixed Income Fund ("Fixed Income Fund"); Regions Morgan Keegan Select Limited Maturity Fixed Income Fund ("Limited Maturity Fixed Income Fund"); Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund ("Intermediate Tax Exempt Bond Fund"); Regions Morgan Keegan Select Treasury Money Market Fund ("Treasury Money Market Fund"); and Regions Morgan Keegan Select Money Market Fund (formerly Regions Morgan Keegan Select LEADER Money Market Fund) ("Money Market Fund").

Limited Maturity Fixed Income Fund changed its name from Regions Morgan Keegan Select Limited Maturity Government Fund on April 12, 2005. Core Equity Fund and Money Market Fund changed their names from Regions Morgan Keegan Select LEADER Growth & Income Fund and Regions Morgan Keegan Select LEADER Money Market Fund, respectively, on April 1, 2006.

Shares of Mid Cap Growth Fund, Growth Fund, Core Equity Fund, Mid Cap Value Fund, Value Fund, Balanced Fund, Fixed Income Fund, Limited Maturity Fixed Income Fund and Intermediate Tax Exempt Bond Fund are offered in three classes of shares, Class A Shares, Class C Shares and Class I Shares. Treasury Money Market Fund and Money Market Fund offer only Class A Shares and Class I Shares. This SAI relates to shares of all classes of the Funds (individually and collectively referred to as "shares," as the context may require).

THE REORGANIZATIONS

On January 31, 2005, LEADER Mutual Funds, on behalf of its series, LEADER Growth Equity Fund, LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Intermediate Bond Fund, LEADER Tax-Exempt Bond Fund, LEADER Money Market Fund and LEADER Tax-Exempt Money Market Fund ("Acquired Funds"), entered into an Agreement and Plan of Reorganization ("Reorganization Plan") with the Trust, on behalf of Regions Morgan Keegan Select LEADER Growth Equity Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select LEADER Balanced Fund, Regions Morgan Keegan Select LEADER Intermediate Bond Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund, Regions Morgan Keegan Select LEADER Money Market Fund, and Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund ("Acquiring Funds"), each a newly created series of the Trust. The Reorganization Plan provided for the acquisition by each Acquiring Fund of all assets of the corresponding Acquired Fund in exchange solely for the assumption of all liabilities of the Acquired Fund and the issuance of shares of the Acquiring Fund to be distributed PRO RATA by the Acquired Fund to its shareholders in complete liquidation and termination of the Acquired Fund. Each Acquiring Fund adopted all the history of its corresponding Acquired Fund. Those reorganizations were consummated on February 18, 2005.

On August 22, 2005, the Trust, on behalf of certain of its series, adopted a Plan of Reorganization and Termination pursuant to which five of those series (Growth Fund, Balanced Fund, Fixed Income Fund, Intermediate Tax Exempt Bond Fund and Money Market Fund) would acquire all assets of five other series respectively (Regions Morgan Keegan Select LEADER Growth Equity Fund, Regions Morgan Keegan Select LEADER Balanced Fund, Regions Morgan Keegan Select LEADER Intermediate Bond Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund and Regions Morgan Keegan Select Government Money Market Fund) in exchange solely for the assumption of all of the acquired series's liabilities and the issuance of shares of the acquiring series to be distributed PRO RATA to the acquired series's shareholders in complete liquidation and termination of that series. These transactions occurred on November 18, 2005, and the acquired series were terminated.

--------------------------------------------------------------------------------
SECURITIES IN WHICH THE FUNDS INVEST
--------------------------------------------------------------------------------

Following is a table that indicates which types of securities are:

o    A = Acceptable investment of a Fund; or
o    N = Not an acceptable investment of a Fund.



------------------------------------------------------------------------------------------------------------
SECURITIES                       MID CAP       GROWTH FUND  CORE         MID CAP     VALUE FUND  BALANCED
                                 GROWTH FUND                EQUITY FUND  VALUE FUND              FUND
------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS     A             A            A            A           A           A
------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES          N             N            A            N           N           A
------------------------------------------------------------------------------------------------------------
BANK INSTRUMENTS                 A             A            A            A           A           A
------------------------------------------------------------------------------------------------------------
BORROWING                        A             A            A            A           A           A
------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER                 A             A            A            A           A           A
------------------------------------------------------------------------------------------------------------
COMMON STOCK                     A             A            A            A           A           A
------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES           A             A            A            A           A           A
------------------------------------------------------------------------------------------------------------
CREDIT ENHANCEMENT               A             A            A            A           A           A
------------------------------------------------------------------------------------------------------------
DERIVATIVE CONTRACTS AND         A             A            A            A           A           A
SECURITIES
------------------------------------------------------------------------------------------------------------
CORPORATE FIXED RATE DEBT        N             N            A            N           A           A
OBLIGATIONS
------------------------------------------------------------------------------------------------------------
CORPORATE FLOATING RATE DEBT     N             N            A            N           A           A
OBLIGATIONS
------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES               A             A            A            A           A           A
------------------------------------------------------------------------------------------------------------
FUTURES AND OPTIONS              A             A            A            A           A           A
TRANSACTIONS
------------------------------------------------------------------------------------------------------------
ILLIQUID AND RESTRICTED          A             A            A            A           A           A
SECURITIES
------------------------------------------------------------------------------------------------------------
LENDING OF PORTFOLIO SECURITIES  A             A            A            A           A           A
------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES       N             N            N            N           N           A
------------------------------------------------------------------------------------------------------------
MUNICIPAL DEBT OBLIGATIONS       N             N            A            N           N           A
------------------------------------------------------------------------------------------------------------
OTHER MONEY MARKET INSTRUMENTS   A             A            A            A           A           A
------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS                 A             A            A            A           A           A
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS            A             A            A            A           A           A
------------------------------------------------------------------------------------------------------------
SECURITIES OF OTHER INVESTMENT   A             A            A            A           A           A
COMPANIES
------------------------------------------------------------------------------------------------------------
STRIPPED BONDS                   N             N            N            N           N           A
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES       A             A            A            A           A           A
------------------------------------------------------------------------------------------------------------
WARRANTS                         A             A            A            A           A           A
------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED          A             A            A            A           A           A
DELIVERY TRANSACTIONS
------------------------------------------------------------------------------------------------------------
ZERO COUPON SECURITIES           A             A            A            A           A           A
------------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------
SECURITIES                        FIXED         LIMITED         INTERMEDIATE   TREASURY       MONEY MARKET
                                  INCOME FUND   MATURITY        TAX EXEMPT     MONEY MARKET   FUND
                                                FIXED INCOME    BOND FUND      FUND
                                                FUND
------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS      N             N               N              N              N
------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES           A             A               N              N              N
------------------------------------------------------------------------------------------------------------
BANK INSTRUMENTS                  A             A               A              N              A
------------------------------------------------------------------------------------------------------------
BORROWING                         A             A               A              A              A
------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER                  A             A               A              N              A
------------------------------------------------------------------------------------------------------------
COMMON STOCK                      N             N               N              N              N
------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES            A             A               N              N              N
------------------------------------------------------------------------------------------------------------
CREDIT ENHANCEMENT                A             A               A              N              A
------------------------------------------------------------------------------------------------------------
DERIVATIVE CONTRACTS AND          A             A               A              N              A
SECURITIES
------------------------------------------------------------------------------------------------------------
CORPORATE FIXED RATE DEBT         A             A               N              N              A
OBLIGATIONS
------------------------------------------------------------------------------------------------------------
CORPORATE FLOATING RATE DEBT      A             A               N              N              A
OBLIGATIONS
------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES                A             A               N              N              A
------------------------------------------------------------------------------------------------------------
FUTURES AND OPTIONS TRANSACTIONS  A             A               N              N              Futures - N
                                                                                              Options - A
------------------------------------------------------------------------------------------------------------
ILLIQUID AND RESTRICTED           A             A               A              A              A
SECURITIES
------------------------------------------------------------------------------------------------------------
LENDING OF PORTFOLIO SECURITIES   A             A               A              A              A
------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES        A             A               N              N              A
------------------------------------------------------------------------------------------------------------
MUNICIPAL DEBT OBLIGATIONS        A             A               A              N              A
------------------------------------------------------------------------------------------------------------
OTHER MONEY MARKET INSTRUMENTS    A             A               A              N              A
------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS                  A             A               N              N              N
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS             A             A               A              A              A
------------------------------------------------------------------------------------------------------------
SECURITIES OF OTHER INVESTMENT    A             A               A              A              A
COMPANIES
------------------------------------------------------------------------------------------------------------
STRIPPED BONDS                    A             A               A              N              N
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES        A             A               A              A              A
------------------------------------------------------------------------------------------------------------
WARRANTS                          A             N               N              N              N
------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED           A             A               A              A              A
DELIVERY TRANSACTIONS
------------------------------------------------------------------------------------------------------------
ZERO COUPON SECURITIES            A             N               A              N              N
------------------------------------------------------------------------------------------------------------


The chart above provides general guidelines on the types of securities in which the Funds may invest, subject to the investment strategies, policies and limitations described in the prospectus and elsewhere in this SAI.

--------------------------------------------------------------------------------
SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS
--------------------------------------------------------------------------------

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Funds may invest.

     COMMON STOCKS

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

     PREFERRED STOCKS

     Preferred stocks have the right to receive specified dividends or other distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and other distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

     INTERESTS IN OTHER COMPANIES

     Entities  such  as  limited  partnerships,   limited  liability  companies,
     business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

     REAL ESTATE INVESTMENT TRUSTS ("REITS")

     REITs are entities that lease, operate and/or finance real estate (including office buildings, residential real estate, hotel properties and retail properties). A REIT that satisfies certain requirements regarding its operations (such as the source of its income, diversification of its assets and distribution of its net income and net realized gains) is not subject to federal income tax to the extent it distributes such income and gains.

     WARRANTS

     Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds may invest.

     TREASURY SECURITIES

     Treasury securities are direct obligations of the government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

          o U.S. Treasury Bills - Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. government.

          o U.S. Treasury Notes and Bonds - Direct obligations of the U.S. Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. government.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity ("GSE") acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

     COMMERCIAL PAPER

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

     DEMAND INSTRUMENTS

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

TAX-EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income tax. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

The following describes the types of tax-exempt securities in which a Fund may invest:

     GENERAL OBLIGATION BONDS

     General Obligation Bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

     SPECIAL REVENUE BONDS

     Special Revenue Bonds are payable solely from specific revenues received by the issuer, such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

     PRIVATE ACTIVITY BONDS

     Private Activity Bonds are special revenue bonds used to finance privately operated facilities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

     The interest on many types of private activity bonds is a tax preference item for purposes of the federal alternative minimum tax. A Fund may invest in those bonds.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although the interest on many municipal securities is exempt from federal income tax, the Funds may invest in taxable municipal securities.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a PRO RATA share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

CMOs, including interests in real estate mortgage investment conduits ("REMICs"), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

     SEQUENTIAL PAY CMOS

     In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMOs. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

     PACS, TACS AND COMPANION CLASSES

     More sophisticated CMOs include planned amortization classes ("PACs") and targeted amortization classes ("TACs"). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

     IOS AND POS

     CMOs may allocate interest payments to one class ("Interest Only or IOs") and principal payments to another class ("Principal Only" or "Pos"). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

     FLOATERS AND INVERSE FLOATERS

     Another variant allocates interest payments between two classes of CMOs. One class ("Floaters") receives a share of interest payments based upon a market index such as LIBOR. The other class ("Inverse Floaters") receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

     Z CLASSES AND RESIDUAL CLASSES

     CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual ("Z") class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

     ASSET-BACKED SECURITIES

     Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates. Asset-backed securities have prepayment risks. Like CMOs, asset-backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

     ZERO COUPON SECURITIES

     Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest-bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

     BANK INSTRUMENTS

     Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

     CREDIT ENHANCEMENT

     Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Funds' investment adviser, Morgan Asset Management, Inc. (the "Adviser"), usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of those securities' unique characteristics.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. A Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

     DEPOSITARY RECEIPTS

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts ("ADRs") are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts
     ("IDRs"), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

SECURITIES OF OTHER INVESTMENT COMPANIES

As a shareholder of an investment company, a Fund will indirectly bear investment management fees and other operating expenses of that investment company, which are in addition to the management fees the Fund pays to its Adviser, and the Fund's other expenses.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a "counterparty."

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter ("OTC") in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to interest rate, stock market, currency and credit risks and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks if a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts, including combinations thereof:

     FUTURES CONTRACTS

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as "forward contracts."

     OPTIONS

     Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

     A Fund may buy the following types of options:

     CALL OPTIONS

     A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A Fund may use call options in the following ways:

     o It may buy call options on indices, individual securities, index futures and financial futures in anticipation of an increase in the value of the underlying asset or instrument; and

     o It may write call options on indices, portfolio securities, index futures and financial futures to generate income from premiums and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, that Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

     PUT  OPTIONS

     A put option gives the holder the right to sell the underlying asset to the writer of the option. A Fund may use put options in the following ways:

     o It may buy put options on indices, individual securities, index futures and financial futures in anticipation of a decrease in the value of the underlying asset; and

     o It may write put options on indices, portfolio securities, index futures and financial futures to generate income from premiums and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

     A Fund may also buy or write options, as needed, to close out existing option positions.

TEMPORARY DEFENSIVE INVESTMENTS

For temporary purposes and to maintain liquidity, the Funds may invest in cash and cash items, including short-term money market instruments, securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities and repurchase agreements.

SPECIAL TRANSACTIONS

     REPURCHASE AGREEMENTS

     A repurchase agreement is a transaction in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.

     DELAYED DELIVERY TRANSACTIONS

     Delayed delivery transactions, including when-issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Funds. Delayed delivery transactions also involve credit risks in the event of a counterparty default. Some Funds may have leverage risks.

     TO BE ANNOUNCED SECURITIES ("TBAS")

     As with other when-issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by a Fund.

     SECURITIES LENDING

     The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Funds receive cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Funds the equivalent of any dividends or interest received on the loaned securities.

     The Funds will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Funds must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Funds or the borrower. The Funds will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Funds may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to market risks and credit risks. Some Funds may have leverage risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's Ratings Group ("S&P"), a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on its assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

INVESTMENT RISKS

There are many factors which may affect an investment in a Fund. The Funds' principal risks are described in their prospectus. Additional risk factors are outlined below.

LIQUIDITY RISKS

o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

INTEREST RATE RISKS

o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

BOND MARKET RISKS

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o Many fixed income securities receive credit ratings from services such as S&P and Moody's Investors Service, Inc. ("Moody's"). These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

RISKS ASSOCIATED WITH COMPLICATED CMOS

o CMOs with complicated terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

LEVERAGE RISKS

o Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

SECTOR RISKS

o When a Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry. For example, the Value Fund is expected to be overweighted in the utility, energy, transportation, basic industry and financial sectors. The Growth Fund is expected to be overweighted in sectors of the economy that are experiencing the greatest growth, such as consumer services, consumer non-durables, consumer staples and technology. The Mid Cap Value Fund is expected to be overweighted in the financial, industrial and consumer discretionary sectors of the economy. The Mid Cap Growth Fund will emphasize rapidly growing sectors of the economy such as consumer services, healthcare, biotechnology and retail. The Intermediate Tax Exempt Bond Fund will focus its investments in municipal securities.

TAX RISKS

o Tax risk is the risk that future legislative action or court decisions may materially affect the ability of the Intermediate Tax Exempt Bond Fund to pay "exempt-interest dividends" (as described in the Funds' prospectus).

--------------------------------------------------------------------------------
INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

FUNDAMENTAL LIMITATIONS

The following investment limitations are fundamental and cannot be changed without shareholder approval.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Funds, except for CORE EQUITY FUND and MONEY MARKET FUND, may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). The CORE EQUITY FUND may not borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes. The MONEY MARKET FUND may not borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment), in excess of 10% of its total assets (taken at cost) or 5% of such total assets (taken at current value), whichever is lower. CORE EQUITY FUND and MONEY MARKET FUND may not issue senior securities. (With respect to CORE EQUITY FUND and MONEY MARKET FUND, for the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets; any borrowing permitted by the respective Fund's investment limitation on borrowing contained herein; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

LENDING CASH OR SECURITIES

The Funds, except for CORE EQUITY FUND and MONEY MARKET FUND, may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests. CORE EQUITY FUND and MONEY MARKET FUND may not make loans, provided that for purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and
(c) lending portfolio securities.

INVESTING IN COMMODITIES

The Funds, except for CORE EQUITY FUND and MONEY MARKET FUND, may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. As a non-fundamental policy, for purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities. CORE EQUITY FUND and MONEY MARKET FUND may not invest in oil, gas or other mineral leases, rights or royalty contracts or commodities or commodity contracts. (With respect to the CORE EQUITY FUND, this restriction does not prevent the Fund from investing in issuers that invest or deal in the foregoing types of assets. With respect to the MONEY MARKET FUND, this restriction does not prevent the Fund from purchasing securities of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts.)

INVESTING IN REAL ESTATE

The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner. CORE EQUITY FUND and MONEY MARKET FUND may not invest in real estate. (With respect to the CORE EQUITY FUND, this restriction does not prevent the Fund from investing in issuers that invest or deal in real estate or purchasing securities that are secured by real estate. With respect to the MONEY MARKET FUND, this restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts.)

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, each Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of their total assets would be invested in securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

CONCENTRATION OF INVESTMENTS

The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the Securities & Exchange Commission (SEC) staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration tests so long as the policy of the SEC remains in effect. The CORE EQUITY FUND may not purchase any security (other than U.S. Government Securities) if, as a result, 25% or more of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries). The MONEY MARKET FUND may not purchase any security if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. (With respect to the MONEY MARKET FUND, this restriction does not apply to U.S. Government Securities and bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents.) As a non-fundamental operating policy, the Funds, other than the CORE EQUITY FUND and the MONEY MARKET FUND, will consider concentration to be the investment of more than 25% of the value of their total assets in any one industry.

UNDERWRITING

The Funds, except for CORE EQUITY FUND and MONEY MARKET FUND, may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where they may be considered to be underwriters under the Securities Act of 1933. CORE EQUITY Fund and MONEY MARKET FUND may not act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

BUYING ON MARGIN

The CORE EQUITY FUND may not purchase securities on margin (except such short term credits as are necessary for clearance of transactions); or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold). The MONEY MARKET FUND may not purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales.

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry (clause (a) categories are separately addressed for the Core Equity Fund and the Money Market Fund under "Fundamental Limitations--Concentration of Investments" above); (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of their policies and limitations, the Funds consider instruments (such as certificates of deposit and demand and time deposits) issued by a U. S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

NON-FUNDAMENTAL LIMITATIONS

The following investment limitations are non-fundamental and, therefore, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

BUYING ON MARGIN

The TREASURY MONEY MARKET FUND and LIMITED MATURITY FIXED INCOME FUND will not purchase securities on margin, provided that these Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

The FIXED INCOME FUND, INTERMEDIATE TAX EXEMPT BOND FUND, BALANCED FUND, VALUE FUND and GROWTH FUND will not purchase securities on margin, provided that these Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that these Funds may make margin deposits in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

INVESTING IN ILLIQUID SECURITIES

The TREASURY MONEY MARKET FUND and MONEY MARKET FUND will not purchase securities for which there is no readily available market, or enter in to repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

The LIMITED MATURITY FIXED INCOME FUND, FIXED INCOME FUND, INTERMEDIATE TAX EXEMPT BOND FUND, BALANCED FUND, VALUE FUND, GROWTH FUND, MID CAP VALUE FUND, MID CAP GROWTH FUND, and CORE EQUITY FUND will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Funds' net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest their assets in securities of other investment companies.

REVERSE REPURCHASE AGREEMENTS

The Funds may engage in reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

CONCENTRATION OF INVESTMENTS

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of their policies and limitations, the Funds consider instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

REGULATORY COMPLIANCE. The TREASURY MONEY MARKET FUND and MONEY MARKET FUND may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations. In particular, the TREASURY MONEY MARKET FUND and MONEY MARKET FUND will comply with the various requirements of Rule 2a-7 under the 1940 Act, which regulates money market mutual funds. For example, Rule 2a-7 generally prohibits the investment of more than 5% of the TREASURY MONEY MARKET FUND and MONEY MARKET FUND'S total assets in the securities of any one issuer, although the TREASURY MONEY MARKET FUND and MONEY MARKET FUND'S fundamental investment limitations only require such 5% diversification with respect to 75% of their assets. The TREASURY MONEY MARKET FUND and MONEY MARKET FUND will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The TREASURY MONEY MARKET FUND and MONEY MARKET FUND may change these operational policies to reflect changes in the laws and regulations without shareholder approval.

PORTFOLIO TURNOVER. For the fiscal years ended November 30, 2005 and 2004, the portfolio turnover rates were 73% and 56%, respectively, for MID CAP GROWTH FUND; 53% and 33%, respectively, for the GROWTH FUND; 6% and 31% for CORE EQUITY FUND; 68% and 23% for the MID CAP VALUE FUND; 58% and 59%, respectively, for the VALUE FUND; 22% and 79%, respectively, for BALANCED FUND; 39% and 116%, respectively, for FIXED INCOME FUND; 42% and 144%, respectively, for LIMITED MATURITY FIXED INCOME FUND; 16% and 19%, respectively, for the INTERMEDIATE TAX EXEMPT BOND FUND.

--------------------------------------------------------------------------------
DETERMINING MARKET VALUE OF SECURITIES
--------------------------------------------------------------------------------

USE OF THE AMORTIZED COST METHOD (MONEY MARKET FUNDS ONLY)

The Trustees have decided that the best method for determining the value of portfolio instruments for the TREASURY MONEY MARKET FUND and MONEY MARKET FUND is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The TREASURY MONEY MARKET FUND'S and MONEY MARKET FUND'S use of the amortized cost method of valuing portfolio instruments depends on their compliance with the provisions of Rule 2a-7 (the Rule) promulgated by the SEC under the 1940 Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value (NAV) per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and a Fund's investment objective.

Under the Rule, the TREASURY MONEY MARKET FUND and MONEY MARKET FUND are permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles each Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles each Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The TREASURY MONEY MARKET FUND and MONEY MARKET FUND acquire instruments subject to demand features and standby commitments to enhance the instrument's liquidity. Each Fund treats demand features and standby commitments as part of the underlying instruments, because the Funds do not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although each Fund defines demand features and standby commitments as puts, the Funds do not consider them to be corporate investments for purposes of their investment policies.

MONITORING PROCEDURES. The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

INVESTMENT RESTRICTIONS. The Rule requires that the TREASURY MONEY MARKET FUND and MONEY MARKET FUND limit their investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable NAV of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by either Fund.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days for either Fund, the affected Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by each Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7.

Under the amortized cost method of valuation, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the TREASURY MONEY MARKET FUND and MONEY MARKET FUND, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of each Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

MARKET VALUES (ALL OTHER FUNDS)

Market values of a Fund's portfolio securities are determined as follows:

Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the NYSE, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price, usually 4:00 p.m., Eastern Time, on the valuation date. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last-quoted bid price.

Equity and debt securities issued in private placements shall be valued on the bid side by a primary market dealer. Long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than 60 days, for which market quotations are readily available, shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less shall each be valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of the Adviser, does not represent market value.

Foreign securities are valued based on prices furnished by independent brokers or quotation services that express the value of securities in their local currency. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of the net asset value. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of trading in that market, then that security will be valued as determined in good faith by a committee appointed by the Board.

Futures contracts and options are valued on the basis of market quotations, if available. Premiums received on the sale of call options are included in the Fund's net asset value, and the current market value of options sold by the Fund will be subtracted from net assets. Securities of other open-end investment companies are valued at their respective net asset values.

When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value, those securities shall be valued at "fair value" as determined in good faith by the Adviser's Valuation Committee. Such determinations shall be made in accordance with procedures approved by the Funds' Board. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

--------------------------------------------------------------------------------
WHAT DO SHARES COST?
--------------------------------------------------------------------------------

The TREASURY MONEY MARKET FUND and MONEY MARKET FUND attempt to stabilize the NAV of shares at $1.00 by valuing their portfolio securities using the amortized cost method. Shares of the other Funds are sold at their NAV plus any applicable front end sales charge (applies to Class A Shares of all Funds except Treasury Money Market Fund and Money Market Fund) and redeemed at NAV less any applicable Contingent Deferred Sales Charge ("CDSC") (applies to Class A, Class C, and Class I Shares of all Funds except Treasury Money Market Fund and Money Market
Fund) on days on which the New York Stock Exchange ("NYSE") is open for business. Each Fund calculates the NAV of its shares by subtracting the liabilities from the total assets attributable to shares and dividing the result by the number of shares outstanding. Pricing will not be done on days when the NYSE is closed. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The NAV for each class of shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

--------------------------------------------------------------------------------
HOW ARE THE FUNDS SOLD?
--------------------------------------------------------------------------------

Under the Underwriting Agreements with the Funds, the Distributor, Morgan Keegan & Co., Inc. ("Morgan Keegan" or "Distributor"), located at Morgan Keegan Tower, Fifty North Front Street, Memphis, Tennessee, 38103, offers Fund shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (CLASS C SHARES)

The Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, bank trust departments, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of shares so that overall Fund assets are maintained or increased. This helps a Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and share redemptions. Also, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets. The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

SERVICE FEES (CLASS A SHARES AND CLASS C SHARES)

The Funds pay fees of 0.25% of average daily net assets ("Service Fees") to investment professionals or to Morgan Keegan, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying investment professionals directly, the Funds may pay Service Fees to Morgan Keegan and Morgan Keegan will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees, in significant amounts, by the Distributor. These fees are not paid out of the Funds' assets. The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive payments under the Rule 12b-1 Plan and/or Service Fees.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

CLASS A SHARES

Class A Shares are offered on a continuous basis at a price equal to their net asset value plus the applicable "initial sales charge" described in the prospectus. Proceeds from the initial sales charge are paid to Morgan Keegan and are used by Morgan Keegan to defray expenses related to providing distribution-related services to the Funds in connection with sales of Class A Shares. No initial sales charge is imposed on Class A Shares issued as a result of the automatic reinvestment of dividends or capital gains distribution. An initial sales charge is not imposed on purchases of $1,000,000 or more of Class A Shares; however, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within one year of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. Proceeds from the CDSC are paid to Morgan Keegan to defray the expenses Morgan Keegan incurs in providing distribution-related services to the Class A Shares.

LETTER OF INTENT

Any investor may execute a Letter of Intent ("Letter) covering purchases of Class A Shares of $50,000 or more of Fund shares to be made within a period of 13 months. Under a Letter, purchases of shares of a Fund or a series of Morgan Keegan Select Fund, Inc. which are sold with a sales charge made within a 13-month period starting with the first purchase pursuant to a Letter will be aggregated for purposes of calculating the applicable sales charges. To qualify under a Letter purchases must be made for a single account; and purchases made for related accounts may not be aggregated under a single Letter. Investors may obtain a form of a Letter from their Morgan Keegan investment broker or the Funds' transfer agent. The Letter is not a binding obligation to purchase any amount of shares, but its execution will result in paying a reduced sales charge for the anticipated amount of the purchase. If the total amount of shares purchased does not equal the amount stated in the Letter, the investor will be notified and must pay, within 20 days of the expiration of the Letter, the difference between the sales charge on the shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased under the Letter. Shares equal to 5% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose.

CLASS C SHARES

Class C Shares are offered on a continuous basis at a price equal to their net asset value. Class C Shares that are redeemed within one year of purchase are subject to a CDSC of 1% of the redemption amount. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. Proceeds from the CDSC are paid to Morgan Keegan to defray the expenses Morgan Keegan incurs in providing distribution-related services to the Class C Shares.

CLASS I SHARES

Class I Shares are offered on a continuous basis at a price equal to their net asset value, without an initial sales charge or a CDSC. Class I Shares are available only to a limited group of investors. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class I Shares.

EXCHANGING SECURITIES FOR FUND SHARES

You may contact the Distributor to request a purchase of shares in an exchange for securities you own. Each Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. A Fund will value your securities in the same manner as it values its assets. Such an exchange is treated as a sale of your securities for federal tax purposes.

ADDITIONAL INFORMATION ON REDEMPTIONS

The right of investors to redeem their shares, and the date of payment for redemptions, may be suspended or postponed (1) for any periods when the NYSE is closed (other than customary weekend and holiday closings); (2) when trading is restricted in markets normally utilized by a Fund or when an emergency, as defined by the rules and regulations of the SEC exists, making disposal of the Funds' investments or determination of its net asset value not reasonably practicable; or (3) for such other periods as the SEC by order may permit for protection of the Funds' shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the Funds' per share net asset value. However, each Fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of (1) $250,000, or (2) 1% of the net asset value of the Fund at the beginning of such period. If payment is made in securities, a shareholder will incur brokerage or transactional expenses in converting those securities into cash, will be subject to fluctuation in the market price of those securities until they are sold, and may realize taxable gain or loss (depending on the value of the securities received and the shareholder's adjusted basis of the redeemed shares).

--------------------------------------------------------------------------------
DESCRIPTION OF FUND SHARES
--------------------------------------------------------------------------------

Restatement and Amendment No. 9 to the Declaration of Trust dated as of May 19, 2000, as amended (the "Declaration of Trust"), permits the Board of Trustees to issue an unlimited number of shares, without par value. Under the Declaration of Trust, the Trustees have the authority to establish series of the Trust and may issue shares of a series in one or more classes. If the Trustees have authorized the issuance of shares of a series in two or more classes, then the classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the classes, and other matters as the Trustees have authorized provided that each share of a class shall represent an equal proportionate interest in the assets and liabilities of the class with each other share of the same class. The Trustees may also divide or combine the shares of any series or class into a greater or lesser number without thereby changing the proportionate beneficial interest in the series or class. Shares have no preemptive or other right to subscribe to any additional shares or other securities of the Trust. As of the date of this SAI, the Trustees have authorized the series and classes of the series of the Trust set forth under "?How Are the Funds Organized" above.

All dividends and distributions on shares of a particular series or class shall be distributed pro rata to the holders of that series or class in proportion to the number of shares of that series or class held by such holders.

Only shareholders of a particular series or class shall be entitled to vote on any matters affecting such series or class. On all other matters as to which such series or class is entitled to vote, all of the shares of each series or class shall vote with other series or classes together. Except as otherwise provided in the Declaration of Trust or the By-Laws or as required by the provisions of the 1940 Act or applicable state law, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon. To constitute a quorum for the transaction of business at any meeting of shareholders, there must be present in person or by proxy, holders of more than fifty percent of the total number of outstanding shares of all series and classes entitled to vote at such meeting. When any one or more series or classes is entitled to vote as a single series or class, more than fifty percent of the shares of each such series or class entitled to vote shall constitute a quorum at a shareholders' meeting of that series or class.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Any trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series and classes entitled to vote.

--------------------------------------------------------------------------------
MASSACHUSETTS PARTNERSHIP LAW
--------------------------------------------------------------------------------

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.

--------------------------------------------------------------------------------
ACCOUNT AND SHARE OWNERSHIP INFORMATION
--------------------------------------------------------------------------------

As of March 13, 2006, the following table indicates the shareholders who owned of record, beneficially or both, 5% or more of any class of a Fund's shares:



                                                                                   PERCENTAGE OF SHARES
                                                         SHARES OWNED AS OF      BENEFICIALLY OWNED AS OF
FUND NAME       SHAREHOLDER NAME AND ADDRESS(1)            MARCH 13, 2006             MARCH 13, 2006
------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund, Class A Shares
           Regions Morgan Keegan Trust(2)                  5,880,525.735                  29.60%
           Regions Morgan Keegan Trust                     4,787,548.702                  24.10%
           Regions Morgan Keegan Trust                     3,647,306.592                  18.36%
------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund, Class C Shares
           Regions Morgan Keegan Trust                       169,144.406                  39.99%
           Regions Morgan Keegan Trust                        27,289.866                   6.45%
------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund, Class I Shares
           Regions Morgan Keegan Trust                        27,205.854                  25.07%
           David "Rocky" Myers                                 8,548.982                   7.88%
           James L. Davis                                      6,010.305                   5.54%
------------------------------------------------------------------------------------------------------------
Growth Fund, Class A Shares
           Regions Morgan Keegan Trust                     6,637,395.930                  29.53%
           Regions Morgan Keegan Trust                     6,024,392.292                  26.81%
           Regions Morgan Keegan Trust                     5,523,213.513                  24.58%
           Regions Morgan Keegan Trust                     1,848,961.193                   8.23%
------------------------------------------------------------------------------------------------------------
Growth Fund, Class C Shares
           Regions Morgan Keegan Trust                       124,371.823                  68.54%
           Regions Morgan Keegan Trust                        45,938.887                  25.32%
------------------------------------------------------------------------------------------------------------
Growth Fund, Class I Shares
           Regions Morgan Keegan Trust                     1,618,633.472                  95.96%
------------------------------------------------------------------------------------------------------------
Core Equity Fund, Class A Shares
           Regions Morgan Keegan Trust                        11,948.026                   6.47%
------------------------------------------------------------------------------------------------------------
Core Equity Fund, Class I Shares
           Regions Morgan Keegan Trust                     1,634,234.197                  42.36%
           Regions Morgan Keegan Trust                     1,469,498.710                  38.09%
           Regions Morgan Keegan Trust                       585,077.131                  15.16%
------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund, Class A Shares
           Regions Morgan Keegan Trust                     5,122,246.231                  64.01%
           Regions Morgan Keegan Trust                     1,296,706.682                  16.20%
           Regions Morgan Keegan Trust                     1,156,690.182                  14.45%
------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund, Class C Shares
           Regions Morgan Keegan Trust                        56,086.392                  57.54%
           Ben H. Rowan, II                                    5,486.881                   5.63%

                                                                                   PERCENTAGE OF SHARES
                                                         SHARES OWNED AS OF      BENEFICIALLY OWNED AS OF
FUND NAME       SHAREHOLDER NAME AND ADDRESS(1)            MARCH 13, 2006             MARCH 13, 2006
------------------------------------------------------------------------------------------------------------
           Regions Morgan Keegan Trust                         5,080.264                   5.21%
------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund, Class I Shares
           Regions Morgan Keegan Trust                        12,188.774                 100.00%
------------------------------------------------------------------------------------------------------------
Value Fund, Class A Shares
           Regions Morgan Keegan Trust                     5,620,639.714                  38.80%
           Regions Morgan Keegan Trust                     5,443,631.635                  37.58%
           Regions Morgan Keegan Trust                     2,309,354.178                  15.94%
------------------------------------------------------------------------------------------------------------
Value Fund, Class C Shares
           Regions Morgan Keegan Trust                        31,087.894                  20.83%
           Walter and Dorothy Dowdle                          22,213.559                  14.89%
           Harry Call                                          9,953.334                   6.67%
------------------------------------------------------------------------------------------------------------
Value Fund, Class I Shares
           Allen B. Morgan, Jr.                                7,735.336                  14.86%
           Stafford Development Company                        6,661.045                  12.80%
           Denean Stafford Jr. Marital Trust                   6,661.045                  12.80%
           Paula Schoenhoff                                    4,473.934                   8.59%
           Donna Richardson                                    4,279.624                   8.22%
           Michael Camferdam                                   3,080.876                   5.92%
           John David Fortenberry                              2,656.374                   5.10%
------------------------------------------------------------------------------------------------------------
Balanced Fund, Class A Shares
           Regions Morgan Keegan Trust                     9,986,264.840                  89.62%
------------------------------------------------------------------------------------------------------------
Balanced Fund, Class C Shares
           Regions Morgan Keegan Trust                        67,541.252                  80.74%
           Mary Ann Mills                                      5,523.409                   6.60%
------------------------------------------------------------------------------------------------------------
Balanced Fund, Class I Shares
           Regions Morgan Keegan Trust                         4,871.082                  74.56%
           Douglas Koehler                                       830.559                  12.71%
           Regions Morgan Keegan Trust                           824.833                  12.63%
------------------------------------------------------------------------------------------------------------
Fixed Income Fund, Class A Shares
           Regions Morgan Keegan Trust                    13,617,656.991                  59.43%
           Regions Morgan Keegan Trust                     3,247,315.064                  14.17%
           Regions Morgan Keegan Trust                     2,770,395.977                  12.09%
           Regions Morgan Keegan Trust                     2,387,336.128                  10.42%
------------------------------------------------------------------------------------------------------------
Fixed Income Fund, Class C Shares
           Regions Morgan Keegan Trust                       107,794.593                  49.91%
           Regions Morgan Keegan Trust                       100,558.923                  46.56%
------------------------------------------------------------------------------------------------------------
Fixed Income Fund, Class I Shares
           Regions Morgan Keegan Trust                     4,355,601.399                  70.10%
           Regions Morgan Keegan Trust                     1,699,417.635                  27.35%
------------------------------------------------------------------------------------------------------------
Limited Maturity Fixed Income Fund, Class A Shares
           Regions Morgan Keegan Trust                     3,227,716.864                  50.27%
           Regions Morgan Keegan Trust                     2,508,424.632                  39.07%
           Regions Morgan Keegan Trust                       429,628.274                   6.69%
------------------------------------------------------------------------------------------------------------
Limited Maturity Fixed Income Fund, Class C Shares
           Regions Morgan Keegan Trust                        36,343.181                  85.63%
           Regions Morgan Keegan Trust                         5,476.417                  12.90%
------------------------------------------------------------------------------------------------------------
Limited Maturity Fixed Income Fund, Class I Shares
           Morgan Properties, LLC                                 10.435                 100.00%
------------------------------------------------------------------------------------------------------------
Intermediate Tax Exempt Bond Fund, Class A Shares
           Regions Morgan Keegan Trust                     4,710,045.969                  89.45%
           Regions Morgan Keegan Trust                       396,140.058                   7.52%
------------------------------------------------------------------------------------------------------------
Intermediate Tax Exempt Bond Fund, Class C Shares
           Morgan Properties, LLC                                 10.533                 100.00%
------------------------------------------------------------------------------------------------------------
Intermediate Tax Exempt Bond Fund, Class I Shares
           Regions Morgan Keegan Trust                       585,889.712                  80.90%
           Regions Morgan Keegan Trust                       103,061.457                  14.23%
------------------------------------------------------------------------------------------------------------
Treasury Money Market Fund, Class A Shares
           Regions Morgan Keegan Trust                   724,521,136.901                  81.57%
           Regions Morgan Keegan Trust                   138,277,523.860                  15.57%
------------------------------------------------------------------------------------------------------------
Money Market Fund, Class A Shares
           Regions Morgan Keegan Trust                    38,292,630.590                  50.42%
           Regions Morgan Keegan Trust                    37,335,737.120                  49.16%



                                                                                   PERCENTAGE OF SHARES
                                                         SHARES OWNED AS OF      BENEFICIALLY OWNED AS OF
FUND NAME       SHAREHOLDER NAME AND ADDRESS(1)            MARCH 13, 2006             MARCH 13, 2006
------------------------------------------------------------------------------------------------------------
Money Market Fund, Class I Shares
           Regions Morgan Keegan Trust                    12,606,751.710                  76.48%
           FOBCO                                           3,821,341.670                  23.18%


(1) THE SHAREHOLDERS LISTED MAY BE CONTACTED C/O REGIONS MORGAN KEEGAN SELECT FUNDS, FIFTY NORTH FRONT STREET, MEMPHIS, TN 38103.

(2) REGIONS MORGAN KEEGAN TRUST IS A TRADE NAME USED BY REGIONS BANK'S TRUST DIVISION.


Except for Mr. Allen B. Morgan's ownership of Class I Shares of the Value Fund indicated in the table above, as of March 13, 2006, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of any class of any Fund of the Trust.


--------------------------------------------------------------------------------
ADDITIONAL TAX INFORMATION
--------------------------------------------------------------------------------

The following discussion is a general summary of certain federal tax considerations affecting each Fund and its shareholders. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. It is based on current provisions of the Internal Revenue Code of 1986, as amended ("Code"), the regulations promulgated thereunder, judicial decisions and administrative pronouncements, all of which are subject to change, some of which may be retroactive. Prospective investors are urged to consult their own tax advisers for more detailed information and for information regarding other federal tax considerations and any state, local or foreign taxes that may apply to them.

GENERAL

Each Fund (which is treated as a separate corporation for federal tax purposes) intends to continue to qualify for treatment as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code ("RIC"). To qualify for that treatment, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) -- in the case of Intermediate Tax Exempt Bond Fund, at least 90% of the sum of that income plus its net interest income excludable from gross income under section 103(a) of the Code -- ("Distribution Requirement") and must meet several additional requirements. For each Fund, these requirements include the following:

     (1) At least 90% of the Fund's gross income each taxable year must be derived from (a) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Income Requirement"); and

     (2) At the close of each quarter of the Fund's taxable year (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than U.S. government securities or securities of other RICs) of any one issuer,
     (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses or (iii) the securities of one or more QPTPs.

If a Fund failed to qualify for treatment as a RIC for any taxable year (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) and "exempt-interest dividends" (as described in the Funds' prospectus), as dividends to the extent of the Fund's earnings and profits, taxable as ordinary income (except that, for individual shareholders, the part thereof that is "qualified dividend income" (as described in that prospectus) would be taxable at the rate for net capital gain - a maximum of 15%). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

DIVIDENDS AND OTHER DISTRIBUTIONS

As noted in the Funds' prospectus, a portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional Fund shares) may be eligible for the 15% maximum federal income tax rate applicable to "qualified dividend income" that individuals receive through 2008. A portion of those dividends also may qualify for the dividends-received deduction allowed to corporate shareholders ("DRD"); the eligible portion for a Fund (which is not expected to be substantial for a Fund that invests primarily in fixed income securities) may not exceed the aggregate dividends the Fund receives from domestic corporations. In addition, the availability of the DRD is subject to certain holding period, debt-financing and other restrictions imposed on a Fund with respect to the shares it holds on which the dividends were paid and on the corporate shareholder with respect to its Fund shares. Dividends a corporate shareholder deducts pursuant to the DRD are subject indirectly to the federal alternative minimum tax. Distributions by a Fund of net capital gain do not qualify for the DRD.

Dividends and other distributions a Fund declares in October, November or December of any year that are payable to shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the shareholders on December 31 if the Fund pays them during the following January. Accordingly, those distributions will be taxed to (or, in the case of exempt-interest dividends, reportable by) the shareholders for the year in which that December 31 falls.

A dividend or other distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal taxation. Accordingly, an investor should not purchase Fund shares immediately before a distribution record date solely for the purpose of receiving the distribution.

REDEMPTIONS

A redemption of a Fund's shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis in the redeemed shares (which normally includes any sales load paid on Class A shares). An exchange of shares of a Fund for shares of another Fund generally will have similar tax consequences. Special rules apply when a shareholder disposes of Class A shares of a Fund through a redemption or exchange within 60 days after purchase thereof and subsequently reacquires Class A shares of that Fund or acquires Class A shares of another Fund, without paying a sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or any loss decreased, by the amount of the sales charge paid when the shareholder acquired those shares, and that amount will increase the basis in the shares subsequently acquired. In addition, if a shareholder purchases shares of a Fund (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming at a loss other shares of that Fund (regardless of class), all or part of that loss will not be deductible and instead will increase the basis in the newly purchased shares.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

INTERMEDIATE TAX EXEMPT BOND FUND

Dividends the Fund pays will qualify as "exempt-interest dividends," as defined in the prospectus, and thus will be excludable from its shareholders' gross income for federal income tax purposes, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under Code section 103(a); the Fund intends to continue to satisfy this requirement. The aggregate dividends the Fund designates as exempt-interest dividends for any taxable year may not exceed its net tax-exempt income for the year. Shareholders' treatment of dividends from the Fund under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisers concerning this matter.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes. Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisers before purchasing Fund shares because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of those bonds.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for a taxable year for recipients whose modified adjusted gross income (including income from tax-exempt sources such as the Fund) plus 50% of their benefits for the year exceeds certain base amounts. Exempt-interest dividends from the Fund still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts.

If Fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.

The Fund may acquire zero coupon or other municipal securities issued with original issue discount ("OID"). As a holder of those securities, the Fund must take into account the OID that accrues on them during the taxable year, even if it receives no corresponding payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income and net tax-exempt income, including any tax-exempt OID, to satisfy the Distribution Requirement, it may be required in a particular taxable year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from its cash assets or from the proceeds of sales of its portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

If the Fund invests in instruments that generate taxable interest income, under the circumstances described in the prospectus and in the discussion of market discount bonds under "Discount securities" below, the portion of any Fund dividend attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if the Fund realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders.

INCOME FROM FOREIGN SECURITIES

Dividends and interest a Fund receives, and gains it realizes, on foreign securities be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. A Fund's distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on "qualified dividend income" described above.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which it most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

A Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of a PFIC's stock over the Fund's adjusted basis therein as of the end of that year.
Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years. A Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Investors should be aware that a Fund may not be able, at the time it acquires a foreign corporation's shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after a Fund acquires shares therein. While each Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the securities and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables, or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If these losses exceed other investment company taxable income during a taxable year, a Fund would not be able to distribute any dividends, and any distributions it made during that year before it realized the losses would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her fund shares.

HEDGING STRATEGIES

The use of hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

Certain futures, foreign currency contracts and "nonequity" options (I.E., certain listed options, such as those on a "broad-based" securities index) in which a Fund may invest may be "section 1256 contracts." Section 1256 contracts a Fund holds at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which it has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.
Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to the Fund.

Code section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a Fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward contracts are personal property. Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

DISCOUNT SECURITIES

A Fund may acquire zero coupon or other securities issued with OID. As a holder of those securities, a Fund must include in its income the OID that accrues on them during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, a Fund must include in its gross income securities it receives as "interest" on pay-in-kind (PIK) securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

A Fund may invest in bonds that are purchased, generally not on their original issue, with "market discount" that is, at a price less than the stated redemption price of the bond at maturity adjusted for accrued OID, if any) ("market discount bonds"). Market discount less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after a Fund acquired the bond is disregarded. Market discount generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. Gain on the disposition of a market discount bond, other than a bond with a fixed maturity date within one year from its issuance, generally is treated as ordinary (taxable, in the case of the Intermediate Tax Exempt Bond Fund) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. In lieu of treating the disposition gain as above, a Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

--------------------------------------------------------------------------------
WHO MANAGES THE FUNDS?
--------------------------------------------------------------------------------

Trustees and Officers
---------------------

The officers of the Trust are responsible for the operation of those companies under the direction of the Board. The officers and Trustees of the Trust and their principal occupations during the past five years are set forth below. Each Trustee and officer will hold office until his successor is duly elected and qualified, or until he resigns or is removed in the manner provided by law. The address of each officer and Trustee is Morgan Keegan Tower, 50 North Front Street, Memphis, Tennessee 38103.

Board of Trustees
-----------------


An asterisk (*) in the tables below indicates officers and/or Trustees who are "interested persons" of the Funds as defined in the 1940 Act by virtue of their positions with Morgan Keegan or the Adviser.

                     POSITION(S)                                NUMBER OF
                      HELD WITH                               PORTFOLIOS IN
                      FUNDS AND      PRINCIPAL OCCUPATION     FUND COMPLEX              OTHER
                      LENGTH OF        DURING PAST FIVE        OVERSEEN BY     TRUSTEESHIP/DIRECTORSHIP
NAME AND AGE(1)      TIME SERVED             YEARS               TRUSTEE           HELD BY TRUSTEE

Interested Trustees
-------------------
Allen B. Morgan,    Trustee          Mr.     Morgan    has         18             Regions Financial
Jr.*                (Since 2003)     served as a  Director                           Corporation
Age 63                               and Vice  Chairman of
                                     Regions     Financial
                                     Corporation     since
                                     2001    and     2003,
                                     respectively. He also
                                     has   served   as   a
                                     Director   of  Morgan
                                     Asset     Management,
                                     Inc.  since 1993. Mr.
                                     Morgan    has    been
                                     Chairman   of  Morgan
                                     Keegan since 1969 and
                                     Executive    Managing
                                     Director   of  Morgan
                                     Keegan since 1969.

J. Kenneth          Trustee          Mr.  Alderman has been        18                   None
Alderman*           (Since 2003)     President  of  Regions
Age 53                               Morgan   Keegan  Trust
                                     Company    and   Chief
                                     Executive  Officer of
                                     Morgan          Asset
                                     Management,      Inc.
                                     since  2002.  He  has
                                     been  Executive  Vice
                                     President  of Regions
                                     Financial Corporation
                                     since  2000.  He is a
                                     Certified      Public
                                     Accountant        and
                                     Chartered   Financial
                                     Analyst.

Independent
-----------
Trustees
--------

Jack R. Blair       Trustee          Mr.  Blair  serves as         18          NuVasive, Inc., Buckman
Age 63              (Since 2005)     non-executive                             Laboratories, Inc., and
                                     Chairman     of    DJ                     Active Implants
                                     Orthopedics,     Inc.                     Corporation.
                                     Mr.  Blair  served as
                                     non-executive
                                     Chairman    of    SCB
                                     Computer  Technology,
                                     Inc.  from  September
                                     2000   until    March
                                     2004     when     the
                                     company was  acquired
                                     by CIBER, Inc.

                     POSITION(S)                                NUMBER OF
                      HELD WITH                               PORTFOLIOS IN
                      FUNDS AND      PRINCIPAL OCCUPATION     FUND COMPLEX              OTHER
                      LENGTH OF        DURING PAST FIVE        OVERSEEN BY     TRUSTEESHIP/DIRECTORSHIP
NAME AND AGE(1)      TIME SERVED             YEARS               TRUSTEE           HELD BY TRUSTEE
Albert C. Johnson   Trustee          Mr.  Johnson has been         18          Books-A-Million, Inc.
Age 61              (Since 2005)     an        independent                     since 2005.
                                     financial  consultant
                                     since    1998.     He
                                     was    Senior    Vice
                                     President  and  Chief
                                     Financial  Officer of
                                     Dunn       Investment
                                     Company
                                     (construction)   from
                                     1994  to   1998.   He
                                     also was with  Arthur
                                     Andersen   LLP   from
                                     1965     to     1994,
                                     retiring    as    the
                                     Managing  Partner  of
                                     the            firm's
                                     Birmingham Office.

James Stillman      Trustee          Mr.    McFadden   has         18                   None
R. McFadden (2)     (Since 2003)     been  Chief   Manager
Age 48                               of           McFadden
                                     Communications,   LLC
                                     (commercial
                                     printing)  since 2002
                                     and   President   and
                                     Director   of   1703,
                                     Inc.      (restaurant
                                     management)     since
                                     1998.   He  also  has
                                     served as a  Director
                                     for  several  private
                                     companies since 1997.

Mary S. Stone       Trustee          Ms.  Stone has been a         18                   None
Age 55              (Since 2003)     professor    at   the
                                     University         of
                                     Alabama,  Culverhouse
                                     School             of
                                     Accountancy     since
                                     1981   and  held  the
                                     Hugh      Culverhouse
                                     Endowed    Chair   of
                                     Accountancy     since
                                     2000.  She is  also a
                                     former    member   of
                                     Financial  Accounting
                                     Standards    Advisory
                                     Council,       AICPA,
                                     Accounting  Standards
                                     Executive   Committee
                                     and             AACSB
                                     International
                                     Accounting
                                     Accreditation
                                     Committee.

                     POSITION(S)                                NUMBER OF
                      HELD WITH                               PORTFOLIOS IN
                      FUNDS AND      PRINCIPAL OCCUPATION     FUND COMPLEX              OTHER
                      LENGTH OF        DURING PAST FIVE        OVERSEEN BY     TRUSTEESHIP/DIRECTORSHIP
NAME AND AGE(1)      TIME SERVED             YEARS               TRUSTEE           HELD BY TRUSTEE
W. Randall          Trustee          Mr.  Pittman has been         18                   None
Pittman,            (Since 2003)     Chief       Financial
Age 52                               Officer  of  Emageon,
                                     Inc.      (healthcare
                                     information  systems)
                                     since   2002.    From
                                     1999 to 2002,  he was
                                     Chief       Financial
                                     Officer  of  BioCryst
                                     Pharmaceuticals,
                                     Inc.
                                     (biotechnology).
                                     From  1998  to  1999,
                                     he     was      Chief
                                     Financial  Officer of
                                     ScandiPharm,     Inc.
                                     (pharmaceuticals).
                                     From  1995  to  1998,
                                     he  served  as Senior
                                     Vice    President   -
                                     Finance            of
                                     CaremarkRx  (pharmacy
                                     benefit  management).
                                     From  1983  to  1995,
                                     he    held    various
                                     positions        with
                                     AmSouth
                                     Bancorporation  (bank
                                     holding     company),
                                     including   Executive
                                     Vice   President  and
                                     Controller.  He  is a
                                     Certified      Public
                                     Accountant,  and  was
                                     with  the  accounting
                                     firm   of   Ernst   &
                                     Young,  LLP from 1976
                                     to 1983.

Archie W. Willis    Trustee          Mr.  Willis  has been         18          Memphis Telecom, LLC
III                 (Since 2003)     President          of                     since 2001.
Age 48                               Community     Capital
                                     (financial   advisory
                                     and    real    estate
                                     development
                                     consulting)     since
                                     1999     and     Vice
                                     President          of
                                     Community      Realty
                                     Company  (real estate
                                     brokerage)      since
                                     1999.    He   was   a
                                     First Vice  President
                                     of  Morgan  Keegan  &
                                     Company,   Inc.  from
                                     1991 to 1999.

                     POSITION(S)                                NUMBER OF
                      HELD WITH                               PORTFOLIOS IN
                      FUNDS AND      PRINCIPAL OCCUPATION     FUND COMPLEX              OTHER
                      LENGTH OF        DURING PAST FIVE        OVERSEEN BY     TRUSTEESHIP/DIRECTORSHIP
NAME AND AGE(1)      TIME SERVED             YEARS               TRUSTEE           HELD BY TRUSTEE
Officers

Carter  E.          President        From      2002     to         N/A                   N/A
Anthony*            (Since 2003)     present,  Mr. Anthony
Age 61                               has     served     as
                                     President  and  Chief
                                     Investment    Officer
                                     of    Morgan    Asset
                                     Management  Inc. From
                                     2000-2002,  he served
                                     as   Executive   Vice
                                     President         and
                                     Director  of  Capital
                                     Management     Group,
                                     Regions     Financial
                                     Corporation.     From
                                     1989  to   2000   Mr.
                                     Anthony    was   Vice
                                     President-Trust
                                     Investments,
                                     National    Bank   of
                                     Commerce.

Thomas R. Gamble*                    Mr.  Gamble  has  been
Age 63              Vice-President   an     executive    at        N/A                   N/A
                    (Since 2003)     Regions      Financial
                                     Corporation      since
                                     1981.    He    was   a
                                     Corporate  IRA Manager
                                     from  2000 to 2001 and
                                     a     Senior      Vice
                                     President   &  Manager
                                     of  Employee  Benefits
                                     at   the    Birmingham
                                     Trust   Department  of
                                     Regions    Bank   from
                                     1981 to 2000.

Joseph C. Weller*   Treasurer of     Mr.  Weller  has been         N/A                   N/A
Age 66              Trust (Since     Executive        Vice
                    2003)            President  and  Chief
                                     Financial  Officer of
                                     Morgan    Keegan    &
                                     Company,  Inc.  since
                                     1969,  Treasurer  and
                                     Secretary  of  Morgan
                                     Keegan   &   Company,
                                     Inc.  since  1969 and
                                     Executive    Managing
                                     Director   of  Morgan
                                     Keegan   &   Company,
                                     Inc.  since 1969.  He
                                     also has  served as a
                                     Director   of  Morgan
                                     Asset     Management,
                                     Inc. since 1993.


                     POSITION(S)                                NUMBER OF
                      HELD WITH                               PORTFOLIOS IN
                      FUNDS AND      PRINCIPAL OCCUPATION     FUND COMPLEX              OTHER
                      LENGTH OF        DURING PAST FIVE        OVERSEEN BY     TRUSTEESHIP/DIRECTORSHIP
NAME AND AGE(1)      TIME SERVED             YEARS               TRUSTEE           HELD BY TRUSTEE
Charles D.          Secretary and    Mr.  Maxwell  has been        N/A                   N/A
Maxwell*            Assistant        a  Managing   Director
Age 51              Treasurer of     of  Morgan   Keegan  &
                    Trust (Since     Company,   Inc.  since
                    2003)            1998   and   Assistant
                                     Treasurer and Assistant
                                     Secretary of  Morgan
                                     Keegan & Company, Inc.
                                     since 1994. He  has
                                     been Secretary and
                                     Treasurer   of  Morgan
                                     Asset      Management,
                                     Inc.  since  1993.  He
                                     was    Senior     Vice
                                     President   of  Morgan
                                     Keegan   &    Company,
                                     Inc.   from   1995  to
                                     1997.  Mr. Maxwell was
                                     also   with   Ernst  &
                                     Young    (accountants)
                                     from  1976 to 1986 and
                                     served   as  a  senior
                                     manager  from  1984 to
                                     1986.

J. Thompson         Assistant        Mr.  Weller  has been         N/A                   N/A
Weller*             Secretary        a  Managing  Director
Age 40              (Since 2003)     and   Controller   of
                                     Morgan    Keegan    &
                                     Company,  Inc.  since
                                     October    2001.   He
                                     was    Senior    Vice
                                     President         and
                                     Controller  of Morgan
                                     Keegan   &   Company,
                                     Inc.   from   October
                                     1998    to    October
                                     2001,  Controller and
                                     First Vice  President
                                     from   February  1997
                                     to   October    1998,
                                     Controller  and  Vice
                                     President  from  1995
                                     to February  1997 and
                                     Assistant  Controller
                                     from 1992 to 1995.

                     POSITION(S)                                NUMBER OF
                      HELD WITH                               PORTFOLIOS IN
                      FUNDS AND      PRINCIPAL OCCUPATION     FUND COMPLEX              OTHER
                      LENGTH OF        DURING PAST FIVE        OVERSEEN BY     TRUSTEESHIP/DIRECTORSHIP
NAME AND AGE(1)      TIME SERVED             YEARS               TRUSTEE           HELD BY TRUSTEE
David M. George*    Chief             Mr.  George has been         N/A                 N/A
Age 53              Compliance        the            Chief
                    Officer           Compliance   Officer
                    (Since 2004)      of   Morgan    Asset
                                      Management,     Inc.
                                      and  a  Senior  Vice
                                      President  of Morgan
                                      Keegan  &   Company,
                                      Inc.   since  August
                                      2004.   He   was  an
                                      Assistant   Director
                                      of  Compliance   and
                                      Senior          Vice
                                      President  of Morgan
                                      Keegan  &   Company,
                                      Inc.    from   April
                                      2002    to    August
                                      2004.   He  was  the
                                      Branch  Manager  and
                                      First           Vice
                                      President  of Morgan
                                      Keegan  &   Company,
                                      Inc.    from   April
                                      2001    to     April
                                      2002.   He   was   a
                                      Branch
                                      Administrative
                                      Officer    of    the
                                      Private       Client
                                      Group    and   First
                                      Vice   President  of
                                      Morgan    Keegan   &
                                      Company,  Inc.  from
                                      July  1999 to  April
                                      2001.   He   was   a
                                      Compliance
                                      Administrator    and
                                      Vice   President  of
                                      Morgan    Keegan   &
                                      Company,  Inc.  from
                                      August  1995 to July
                                      1999.

(1) The address of each Trustee is c/o the Trust, 50 North Front Street, 21st Floor, Memphis, Tennessee 38103. Joseph C. Weller is the father of J. Thompson Weller. The address of Messrs. Weller, Weller, Maxwell and George is 50 North Front Street, 21st Floor, Memphis, Tennessee 38103. The address of Messrs. Anthony and Gamble is 417 North 20th Street, 15th Floor, Birmingham, Alabama 35203.

(2) McFadden Communications, LLC ("McFadden Communications"), a company of which Mr. McFadden is a majority owner, commenced a commercial banking relationship with Union Planters Bank in August 2003 pursuant to which Union Planters Bank extended to the company, in the ordinary course of business, a secured loan and line of credit. This relationship continued with Regions Bank subsequent to the June 30, 2004 merger of Union Planters Corporation and Regions Financial Corporation. Since July 1, 2004, the largest aggregate amount of debt outstanding on the line of credit and loan was approximately $2.1 million. As of December 31, 2005, the approximate aggregate amount of debt outstanding also was $2.1 million, a portion of which was borrowed at Prime Rate and the other portion of which was borrowed at 6.35%. Prior to July 1, 2004, McFadden Communications also performed printing services for Union Planters Corporation and one or more of its subsidiaries on a job-by-job basis competing with other printing companies. Since July 1, 2004, the company has performed similar services on the same basis for one or more subsidiaries of Regions Financial Corporation (collectively, "Regions") but not from Morgan Asset Management, Inc., Regions Morgan Keegan Trust Company or Morgan Keegan. For the year ended December 31, 2005, total billings from services provided to Regions amounted to approximately $1,087,000, representing approximately 6% of the company's revenue over that same period of time.

Committees of the Board
-----------------------

The Board has three standing committees - the Audit Committee, the Independent Trustees Committee, and the Qualified Legal Compliance Committee. The standing Audit Committee consists of all the Trustees of the Funds who are not interested persons of the Funds, as that term is defined in the 1940 Act ("Independent Trustees"). The Audit Committee's function is to recommend to the Board the employment of the independent accountants to conduct the annual audit of the Funds' financial statements; review with the independent accountants the outline, scope and results of this annual audit and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. For the year ended November 30, 2005, the Board's Audit Committee held three meetings.

The Board also has a standing Independent Trustees Committee consisting of all the Independent Trustees. The Independent Trustees Committee must determine at least annually whether the Funds' advisory, underwriting, Rule 12b-1 and other arrangements should be approved for continuance for the following year. The
Independent Trustees Committee is also responsible for evaluating and recommending the selection and nomination of candidates for Independent Trustee, assessing whether Trustees should be added or removed from the Board and recommending to the Board policies concerning Independent Trustee compensation, investment in the Funds and resources. The Independent Trustees Committee considers prospective candidates from shareholders and any source it deems appropriate. The Committee initially evaluates prospective candidates on the basis of the information it receives, considered in light of the criteria discussed below. The Committee must receive at least the following information regarding a candidate: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance. Those prospective candidates that appear likely to be able to fill a significant need of the Board are contacted by a Committee member by telephone to discuss the position; if there appears to be sufficient interest, an in-person meeting with one or more Committee members would be arranged. If the Committee member(s), based on the results of these contacts, believes it has identified a viable candidate, it would consult with the full Committee for input. Any request by management to meet with the prospective candidate would be given appropriate consideration. Shareholders who would like to submit candidate names must submit them to the Funds' Secretary, who will forward such recommendation to the Independent Trustees Committee Chair. Shareholders may send other written communications to the Board or to an individual Trustee by mailing such correspondence to the Secretary (Address: 50 North Front Street, 21st Floor, Memphis, Tennessee 38103). Such communications must be signed by the shareholder and identify the class and number of shares held by the shareholder. Properly submitted shareholder communications will, as appropriate, be forwarded to the entire Board or to the individual trustee. For the fiscal year ended November 30, 2005, the Board's Independent Trustees Committee held three meetings.

In addition, the Funds have a Qualified Legal Compliance Committee ("QLCC") that consists of all of the Independent Trustees. The QLCC receives, reviews and takes appropriate action with respect to any report made or referred to the QLCC by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of fiduciary duty under U.S. federal or state law or a similar material violation by the Funds or by an officer, trustee, employee or agent of the Funds. For the fiscal year ended November 30, 2005, the Board's QLCC held no meetings.

Officers and Trustees of the Funds who are interested persons of the Funds receive no salary or fees from the Funds. Each Independent Trustee receives an annual retainer of $4,000 and a fee of $1,000 per quarterly meeting with reimbursement for related expenses for each meeting of the Board attended from the Trust. Each Chairperson of the Independent Trustees Committee and Audit Committee receives annual compensation of $500 from the Trust. An additional $1,500 is paid to the Independent Trustees for attending special meetings in person, and an additional $500 is paid for attending special meetings by telephone. No officer or Trustee is entitled to receive pension or retirement benefits from the Trust or the Funds.

The table below sets forth the compensation paid to the Trustees for the fiscal year ended November 30, 2005.


                                           PENSION OR
                                           RETIREMENT                            TOTAL
                                            BENEFITS        ESTIMATED         COMPENSATION
                         AGGREGATE          ACCRUED          ANNUAL            FROM FUNDS
                        COMPENSATION        AS PART         BENEFITS            AND FUND
NAME AND POSITION         FROM THE          OF FUND           UPON            COMPLEX PAID
 WITH THE FUNDS            FUNDS            EXPENSES        RETIREMENT         TO TRUSTEE
-------------------------------------------------------------------------------------------------
Interested Trustees
-------------------
-------------------------------------------------------------------------------------------------
Allen B. Morgan, Jr.*        None               N/A              N/A                None
Trustee

J. Kenneth Alderman*         None               N/A              N/A                None
Trustee

Independent
Trustees

Jack R. Blair (1)            $2,000             N/A              N/A              $11,500
Albert C. Johnson(1)         $2,000             N/A              N/A              $11,500

James Stillman R. McFadden   $8,500             N/A              N/A              $44,500
Trustee
                                              28

Mary S. Stone              $8,000             N/A              N/A              $42,000
Trustee

W. Randall Pittman         $8,000             N/A              N/A              $42,000
Trustee

Archie W. Willis III        $8,000             N/A              N/A              $42,000
Trustee


(1) Messrs. Blair and Johnson were appointed to the Board of Trustees on November 2, 2005.

The  following   table  sets  forth  the  dollar  range  of  equity   securities
beneficially owned by each Trustee in the Funds and in all registered investment companies overseen by the Trustee as of December 19, 2005.

                                                         AGGREGATE DOLLAR RANGE
                                                         OF EQUITY SECURITIES IN
                                                             ALL REGISTERED
                                                          INVESTMENT COMPANIES
                              DOLLAR RANGE OF EQUITY     OVERSEEN BY TRUSTEE IN
      NAME OF TRUSTEE         SECURITIES IN THE FUNDS         FUND COMPLEX
--------------------------------------------------------------------------------
Interested Trustees
-------------------
--------------------------------------------------------------------------------
Allen B. Morgan, Jr.*              Over $100,000              Over $100,000
J. Kenneth Alderman*               Over $100,000              Over $100,000

Independent Trustees
--------------------
Jack R. Blair (1)                      None                       None
Albert C. Johnson (1)                  None                       None
James Stillman R. McFadden          $0-$10,000               $10,001-$50,000
Mary S. Stone                       $0-$10,000               $10,001-$50,000
W. Randall Pittman                     None                  $10,001-$50,000
Archie W. Willis III              $10,001-$50,000            $10,001-$50,000

-------------------
(1) Messrs. Blair and Johnson were appointed to the Board of Trustees on November 2, 2005.

As of December 19, 2005, no Independent Director or any of their immediate family members owned beneficially or of record any securities of, or had any direct or indirect material interest in, the Adviser, Morgan Keegan or Regions Financial Corporation.

ADVISER TO THE FUNDS

Morgan Asset Management, Inc., 417 North 20th Street, Birmingham, Alabama 35203, an indirect, wholly owned subsidiary of Regions Financial Corp. and a registered investment adviser, is the investment adviser to the Funds pursuant to an advisory agreement approved by the Board, including the majority of the Independent Trustees.

The advisory agreement with respect to the Funds (other than Core Equity Fund and Money Market Fund) became effective as of August 8, 2003. The advisory agreement with respect to Core Equity Fund and Money Market Fund became effective as of February 18, 2005. The advisory agreements provide that, subject to overall oversight by the Board, the Adviser manages the investment and other affairs of the Funds. The Adviser is responsible for managing the Funds' portfolio securities and for making purchases and sales of portfolio securities consistent with the Funds' investment objective, policies and limitations described in the Prospectus and this SAI. The Adviser is obligated to furnish the Funds with office space as well as with executive and other personnel necessary for the operation of the Funds. In addition, the Adviser is obligated to supply the Board and officers of the Trust with certain statistical information and reports, to oversee the maintenance of various books and records and to arrange for the preservation of records in accordance with applicable federal law and regulations. The Adviser and its affiliates also are responsible for the compensation of Trustees and officers of the Trust who are employees of the Adviser and/or its affiliates.

The Funds bear separately all of their other expenses that are not assumed by the Adviser. These expenses include, among others, legal and audit expense; organizational expenses; interest; taxes; governmental fees; membership fees for investment company organizations; the cost (including brokerage commissions or charges, if any) of securities purchased or sold by the Funds and any losses incurred in connection therewith; fees of custodians, transfer agents, registrars or other agents; distribution fees; expenses of preparing share certificates; expenses relating to the redemption of the Funds' shares; expenses of registering and qualifying Fund shares for sale under applicable federal and state laws and maintaining such registrations and qualifications; expenses of preparing, setting in print, printing and distributing prospectuses, proxy statements, reports, notices and dividends to the Funds' shareholders; costs of stationery; costs of shareholders and other meetings of the Funds; compensation and expenses of the Independent Trustees; and insurance covering the Funds and the Trustees and officers. The Funds also are liable for such nonrecurring expenses as may arise, including litigation to which the Funds may be party. The Funds also may have an obligation to indemnify the Trustees and officers with respect to any such litigation.

After their initial terms, the advisory agreements will remain in effect from year to year with respect to the Funds, provided such continuance is approved by a majority of the Board or by vote of the holders of a majority of the outstanding voting securities of the Funds. Additionally, the advisory agreement must be approved annually by vote of a majority of the Trustees who are not parties to the agreement or "interested persons" of such parties as that term is defined in the 1940 Act. The advisory agreement may be terminated by the Adviser or the Trust or the Funds, without penalty, on sixty (60) days' written notice to the other, and will terminate automatically in the event of its assignment.

A discussion regarding the Board's basis for approving the advisory agreements is available in the Funds' annual report to shareholders for the fiscal year ended November 30, 2005.

SUBADVISER TO THE MID CAP VALUE FUND

Channing Capital Management, Inc. (CCM), located at 10 South LaSalle Street, Suite 2650, Chicago, IL, 60603, is an investment adviser that is registered with the SEC under the Investment Advisers Act of 1940. CCM serves as the subadviser to the Mid Cap Value Fund pursuant to an investment advisory agreement with the Adviser and the Fund. Under the subadvisory agreement, CCM manages the Fund, selects investments, and places orders for purchases and sales of securities subject to the general supervision of the Board and the Adviser in accordance with the Fund's investment objectives, policies, and restrictions.

Eric T. McKissack and Herenton Capital Management, Inc., each own more than 25% of the outstanding shares of CCM.

A discussion regarding the Board's basis for approving the sub-advisory agreement is available in the Funds' annual report to shareholders for the fiscal year ended November 30, 2005.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

The Funds, their Adviser, and their Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. Subject to certain limitations, the Codes of Ethics permits persons subject to the Code to invest in securities, including securities that may be purchased or held by the funds. The Codes of Ethics describes the fiduciary duty owed to shareholders by covered persons and establishes procedures for personal investing and restricts certain transactions. For example, personal trading in most securities requires pre-clearance. In addition, the code of ethics places restrictions on the timing of personal investing in relation to trades by the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, the Adviser is required to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services, including research of current issues.

The Adviser has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that the Adviser votes proxies prudently and in the best interest of its clients for whom the Adviser has voting authority, including the Funds. The Proxy Voting Policy also describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

The Adviser's Compliance Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, the Adviser utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with the Adviser's voting guidelines.

The Adviser's guidelines adopt the voting recommendations of ISS. The Adviser retains final authority and fiduciary responsibility for proxy voting. The Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Adviser and a client as to how proxies are voted.

In the event that an investment professional at the Adviser believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the Adviser's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Compliance Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between the Adviser and the client with respect to the voting of the proxy in that manner.

If the Compliance Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between the Adviser and the client or clients with respect to the voting of the proxy, the Compliance Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

Information regarding how the Adviser voted proxies relating to the Funds' portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 800-565-2188 (toll-free) or visiting the SEC's website at www.sec.gov. You may also view the proxy voting activity for each Fund by visiting Regions' website at www.regions.com.

PORTFOLIO HOLDINGS INFORMATION

A Fund's portfolio holdings are publicly available: (1) at the time such information is filed with the Securities and Exchange Commission ("SEC") in a publicly available filing; or (2) the day next following the day such information is posted on the Funds' website. A Fund's publicly available portfolio holdings, which may be provided to third parties without prior approval, are:

1. Complete portfolio holdings disclosed in the Fund's semi-annual or annual reports and filed with the SEC on Form N-CSR.

2. Complete portfolio holdings disclosed in the Fund's first and third quarter reports and filed with the SEC on Form N-Q.


3.  Up to the top ten  portfolio  holdings  disclosed  in the  Fund's  quarterly
profiles  and  posted  on  the  Funds'  website   approximately  25  days  after
quarter-end.


NON-PUBLIC PORTFOLIO HOLDINGS

Disclosure of a Fund's non-public portfolio holdings provides the recipient with information more current than the most recent publicly available portfolio holdings. Pursuant to these policies and procedures, the disclosure of non-public portfolio holdings may be considered permissible and within a Fund's legitimate business purposes with respect to: (1) certain service providers; (2) rating and ranking organizations; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance. These policies and procedures must be followed when disclosing a Fund's portfolio holdings to any party when such disclosure would provide information more current than the Fund's most recent publicly available portfolio holdings. In addition, neither a Fund, the Adviser or any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund's non-public portfolio holdings.

Service Providers
-----------------

A service provider or other third party that receives information about a Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., a person that performs account maintenance and recordkeeping services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

Rating and Ranking Organizations
--------------------------------

Any Fund officer may provide a Fund's non-public portfolio holdings to a rating and ranking organization (e.g., Lipper, Morningstar, etc.), without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

Other Recipients
----------------

A Fund's partial or complete portfolio holdings may be disclosed to certain other recipients, including current and prospective shareholders of the Fund, provided that:

1. The recipient makes a specific request to an authorized person by writing to RMK Funds at 50 North Front Street, 15th Floor, Memphis, Tennessee 38103;

2. The  authorized  person  determines  that the Fund has a legitimate  business
purpose  for  disclosing   non-public  portfolio  holdings  information  to  the
recipient;

3. The authorized person obtains prior approval from the Fund's Chief Compliance Officer; and

4. The recipient signs a confidentiality agreement that provides that the non-public portfolio holdings: (1) will be kept confidential; (2) may not be used to trade; and (3) may not be disseminated or used for any purpose other than the purpose approved by the authorized person.

Media
-----

Non-public portfolio holdings may not be disclosed to members of the media.

Waivers of Restrictions
-----------------------

The Funds' policy may not be waived, or exceptions made, without the consent of the Funds' Chief Compliance Officer. All waivers and exceptions will be disclosed to the Funds' Board no later than its next regularly scheduled quarterly meeting.

Conflicts of Interest
---------------------

If the disclosure of non-public portfolio holdings presents a conflict of interest between the interests of the Funds' shareholders and the interests of the Funds' service providers or other third parties or affiliates thereof, then the conflict of interest will be presented to the Board for review prior to the dissemination of the portfolio holdings information.

Board Review
------------

As part of the annual review of the compliance policies and procedures of the Funds, the Chief Compliance Officer will discuss the operation and effectiveness of this Policy and any changes to the Policy that have been made or recommended with the Board.

BROKERAGE TRANSACTIONS

Under the advisory agreements, the Adviser is responsible for the execution of the Funds' portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher commissions to brokers who provide research and analysis. The Funds may not always pay the lowest commission or spread available because the Funds also take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker.

The Adviser may give consideration to research, statistical and other services furnished by broker-dealers to the Adviser for its use, may place orders with broker-dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to those brokers a higher brokerage commission or spread than may be charged by other brokers. Such research and analysis may be useful to the Adviser in connection with services to clients other than the Funds. The Adviser's fee is not reduced by reason of its receipt of such brokerage and research services.


From time to time the Funds may use Morgan Keegan as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. The Adviser will not cause the Funds to pay Morgan Keegan any commission for effecting a securities transaction for the Funds in excess of the usual and customary amount other broker-dealers would have charged for the transaction. Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." Section 11(a) of the Securities Exchange Act of 1934 prohibits Morgan Keegan from executing transactions on an exchange for the Funds except pursuant to the provisions of Rule 11a2-2(T) thereunder. That rule permits Morgan Keegan, as a member of a national securities exchange, to perform functions other than execution in connection with a securities transaction for the Funds on that exchange only if the Funds expressly consents by written contract. For the fiscal years ended November 30, 2005, 2004 and 2003, none of the Funds paid brokerage commissions to Morgan Keegan. For the ten month period ended November 30, 2005, none of the Acquired Funds paid brokerage commissions to Morgan Keegan. For the fiscal years ended August 31, 2005, 2004 and 2003 the Acquired Funds did not pay any brokerage commissions to affiliates of the LEADER Mutual Funds.



The Funds may not buy securities from, or sell securities to, Morgan Keegan as principal. The Board has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the funds may purchase securities that are offered in underwritings in which Morgan Keegan is a participant.

Investment decisions for the Funds are made independently from those of other accounts advised by the Adviser. However, the same security may be held in the portfolios of more than one account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated among the accounts. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large volume transactions may produce better executions and prices.

DISTRIBUTOR

Morgan Keegan serves as distributor of the Funds' shares pursuant to an Underwriting Agreement between the Trust, with respect to the Funds other than Core Equity Fund and Money Market Fund, and Morgan Keegan, dated August 23, 2004, and an Underwriting Agreement between the Trust, with respect to Core Equity Fund and Money Market Fund, and Morgan Keegan, dated as of February 18, 2005 ("Underwriting Agreement(s)"). Morgan Keegan, a wholly owned subsidiary of Regions Financial Corporation and an affiliate of the Adviser, is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

The Funds' shares are offered continuously. The Underwriting Agreements obligate Morgan Keegan to provide certain services and to bear certain expenses in connection with the offering of each Fund's shares, including, but not limited to printing and distribution of prospectuses and reports to prospective shareholders and preparation and distribution of sales literature, reports, forms and advertising. Morgan Keegan compensates investment brokers of Morgan Keegan and other persons who engage in or support distribution of shares and shareholder service based on the sales for which they are responsible and the average daily net asset value of each Fund's shares in accounts of their clients. Morgan Keegan also pays special additional compensation and promotional incentives from time to time, to investment brokers for sales of Fund shares.

Each Fund except the Treasury Money Market Fund and the Money Market Fund has adopted a Distribution Plan with respect to the Class C Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan each of the Funds pay a distribution fee at an aggregate annual rate of 0.75% of the Fund's average daily net assets attributable to Class C Shares. Distribution fees paid by the Funds to Morgan Keegan under the Plan may exceed Morgan Keegan's expenses thereunder. The Board, however, takes into account such expenditures for purposes of reviewing operations under the Plan and in connection with their annual consideration of the Plan's renewal. The Distributor's expenditures include, without limitation: compensation to investment executives or other employees of Morgan Keegan, and independent dealers; compensation to and expenses, including overhead and telephone expenses, of employees who engage in or support distribution of shares; printing of prospectuses, statements of additional information and reports for other than existing shareholders; and preparation, printing and distribution of sales literature and advertising materials. The Board reviews quarterly a written report identifying the amounts expended on behalf of a Fund under the Plan and the purposes for which such expenditures were made. Class A Shares and Class I Shares are not subject to a distribution fee.

For the fiscal year ended November 30, 2005, Morgan Keegan paid expenses for services rendered under the Plan for the Funds in the following amounts:


                                        COMMISSIONS
                                         AND OTHER      PRINTING AND     PROMOTIONAL
                                        COMPENSATION      MAILING         MATERIALS     OTHER

MID CAP GROWTH FUND                     $49,334                  $56            $326      $1,193
----------------------------------
GROWTH FUND                              31,007                   32             184         556
----------------------------------
CORE EQUITY FUND                          4,248                    4              23         235
----------------------------------
MID CAP VALUE FUND                        4,817                    5              26         267
----------------------------------
VALUE FUND                               16,913                   23             133         725
----------------------------------
BALANCED FUND                            17,961                   21             125         950
----------------------------------
FIXED INCOME FUND                        24,778                   25             148         624
----------------------------------
LIMITED MATURITY FIXED INCOME FUND        5,973                    6              32         401
----------------------------------
INTERMEDIATE TAX EXEMPT BOND FUND            --                   --              --          --
------------------------------------------------------------------------------------------------

In approving the Plan, in accordance with the requirements of Rule 12b-1, the Board determined that the fees were reasonable and that there was a reasonable likelihood that the Plan would benefit each Fund and its shareholders. This determination was based, in part, on the belief that the Plan enables the Funds to have Morgan Keegan investment brokers available to promote and sell the Funds, thereby assisting the Funds to attract assets. Growth of assets is expected to benefit the Funds and the Adviser. The Funds are expected to benefit from the potential for economies of scale in their operations that can arise from growth in assets, as well as from the increased potential for flexibility in portfolio management resulting from a net inflow of assets, as opposed to net redemptions. Shareholders of the Funds are expected to benefit from continuing services provided by investment brokers and other staff members of Morgan Keegan as Distributor. The Adviser and Morgan Keegan are expected to benefit from the fact that their advisory, service and distribution fees, which are based on a percentage of assets, increase as Fund assets grow and that their transfer fees will also increase as assets grow. The Board acknowledged, however, that there is no assurance that benefits to the Funds will be realized as a result of the Plan.

The Plan may be terminated by either a vote of a majority of both (a) the Board and (b) those trustees of the Trust who are not "interested persons" of the Trust, as defined in the 1940 Act, and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it ("Qualified Trustees") or by a vote of a majority of each Fund's outstanding Class C Shares voting securities. Any change in the Plan that would materially increase the service and distribution costs to the Funds requires shareholder approval; otherwise the Plan may be amended by the Trustees, including a majority of the Qualified Trustees, as described above.

The Plan, as currently in effect, will continue for successive one-year periods, provided that each such continuance specifically is approved by (1) the vote of a majority of the Qualified Trustees and (2) the vote of a majority of the entire Board.

The Underwriting Agreements are subject to the same provisions for annual renewal as the Plans. In addition, the Underwriting Agreement will terminate upon assignment or upon sixty (60) days' notice from Morgan Keegan. Each Fund may terminate the Underwriting Agreement, without penalty, upon sixty (60) days' notice, by a majority vote of either its Board, the Qualified Trustees, or the outstanding voting securities of the Trust.

Prior to August 23, 2004, Federated Securities Corp. ("Federated"), a subsidiary of Federated Investors, Inc., was the principal distributor for shares of the Funds. Under the Underwriting Agreements between the Trust and Morgan Keegan and the prior underwriting agreement between the Trust and Federated for the periods set forth below, Morgan Keegan and Federated earned and retained the following approximate amounts of sales charges:



                               FISCAL YEAR ENDED  FISCAL YEAR ENDED       FISCAL YEAR ENDED
                               NOVEMBER 30, 2005  NOVEMBER 30, 2004       NOVEMBER 30, 2003

MID CAP GROWTH FUND                      $67,087            $31,333                 $70,377
-------------------------------
GROWTH FUND                               88,300             81,668                  15,470
-------------------------------
CORE EQUITY FUND*                          1,404              3,213                  14,000
-------------------------------
MID CAP VALUE FUND                        10,650              1,883                     391
-------------------------------
VALUE FUND                                11,955              1,099                   9,385
-------------------------------
BALANCED FUND                              2,488                668                   1,708
-------------------------------
FIXED INCOME FUND                          1,248                116                   4,768
-------------------------------
LIMITED MATURITY FIXED INCOME FUND            --                 10                   3,003
-------------------------------
INTERMEDIATE TAX EXEMPT BOND FUND             --                 --                      --
--------------------------------------------------------------------------------

* FOR THE PERIOD  SEPTEMBER 1, 2005 TO NOVEMBER 30, 2005,  THE FISCAL YEAR ENDED
AUGUST 31, 2005 AND THE FISCAL YEAR ENDED AUGUST 31, 2004, RESPECTIVELY.


Morgan Keegan earned and retained the following contingent deferred sales charges paid upon certain redemptions of shares for the fiscal year ended November 30, 2005:

                                      FISCAL YEAR ENDED NOVEMBER 30, 2005
MID CAP GROWTH FUND                                  $818
----------------------------------
GROWTH FUND                                            18
----------------------------------
CORE EQUITY FUND*                                      69
----------------------------------
MID CAP VALUE FUND                                     36
----------------------------------
VALUE FUND                                            810
----------------------------------
BALANCED FUND                                          13
----------------------------------
FIXED INCOME FUND                                      --
----------------------------------
LIMITED MATURITY FIXED INCOME FUND                     10
----------------------------------
INTERMEDIATE TAX EXEMPT BOND FUND                      --
-------------------------------------------------------------------------------
*     FOR THE PERIOD SEPTEMBER 1, 2005 TO NOVEMBER 30, 2005.

Regions Bank, an affiliate of the Adviser, and other unaffiliated financial institutions may receive fees for sub-accounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts. These fees ($10.00 per participant account, per year) paid by the funds are equal to or less than the fees the funds would pay to the fund's transfer agent for similar services.


ADMINISTRATOR

Morgan Keegan, as Administrator performs (or supervises the performance by others) and provides facilities, equipment and personnel to carry out the following administrative services:

(i) furnishes without cost to the Trust, or pay the cost of, necessary office space, office equipment and office facilities;

(ii) provides, without cost to the Trust, services of individuals competent to perform all of the executive, administrative and clerical functions of the Trust that are not performed by employees or other agents engaged by the Trust or by the Administrator acting in some other capacity pursuant to a separate agreement or arrangement with the Trust;

(iii) assists the Trust in selecting and coordinating the activities of the other agents engaged by the Trust;

(iv)   authorizes  and  permits  the  Administrator's  directors,   officers  or
       employees who may be elected or appointed as officers or directors of the Trust to serve in such capacities, without cost to the Trust;

(v) assures that all financial, accounting and other records required to be maintained and preserved by the Trust are maintained and preserved by it or on its behalf in accordance with applicable laws and regulations;

(vi) assists in the preparation of all periodic reports by the Trust to shareholders and all reports and filings to meet other regulatory or tax requirements applicable to the Trust or the shares of the Trust, under federal and state securities and tax laws;

(vii) responds to telephonic and in-person inquiries from existing shareholders or their representatives requesting information; handles shareholder complaints and correspondence directed to or brought to the attention of the Administrator; and generates or develops and distributes special data, notices, reports, programs and literature as necessary; and

(viii) provides such other services required by the Trust as the parties may from time to time agree.

Morgan Keegan receives a fee for its services at an annual percentage of daily net assets as indicated in the chart below. The Administrator may choose voluntarily to reimburse a portion of its fee at any time. Regions Bank provides sub-administrative services to certain of the Funds for a fee at an annual percentage of daily net assets as indicated in the chart below. BISYS Fund Services Ohio Inc. ("BISYS") provides sub-administrative services to Treasury Money Market Fund and Money Market Fund. Morgan Keegan pays BISYS monthly compensation at an annual rate of 0.06% of the average daily net assets of these Funds.

                                MORGAN KEEGAN & COMPANY, INC.      REGIONS BANK
                                   ANNUALIZED % OF AVERAGE       ANNUALIZED % OF
                                      DAILY NET ASSETS               AVERAGE
                                      ----------------           DAILY NET ASSETS
                                                                 ----------------
Mid Cap Growth Fund                     0.065%                     0.025%
Growth Fund                             0.065%                     0.025%
Core Equity Fund                        0.065%                     0.025%
Mid Cap Value Fund                      0.065%                     0.025%
Value Fund                              0.065%                     0.025%
Balanced Fund                           0.065%                     0.025%
Fixed Income Fund                       0.065%                     0.025%
Limited Maturity Fixed Income Fund      0.065%                     0.025%
Intermediate Tax Exempt Bond Fund       0.065%                     0.025%
Treasury  Money Market Fund             0.065%                     0.025%
Money Market Fund                       0.065%                     0.025%



TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING SERVICES

Morgan Keegan & Company, the Funds' Transfer Agent and Dividend Disbursing Agent maintains all necessary shareholder records. For its services, Morgan Keegan & Company receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of each Fund's average net assets for the period plus out-of-pocket expenses. Morgan Keegan provides portfolio accounting services to the Funds except the Money Market Funds. BISYS provides portfolio accounting services to the Money Market Funds. For their services, Morgan Keegan and BISYS each receives a fee of 0.03% based upon each Fund's average net assets.

Regions Bank, an affiliate of the Adviser, and other unaffiliated financial institutions may receive fees for sub-accounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts. These fees ($10.00 per participant account, per year) paid by the funds are equal to or less than the fees the funds would pay to the fund's transfer agent for similar services.

CUSTODIAN

Regions Bank, 417 North 20th Street, Birmingham, Alabama 35203, is custodian for the securities and cash of the Funds. Under the custodian agreement, Regions Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Regions Bank's fees for custody services are based upon the market value of Fund securities held in custody plus certain securities transaction charges.

SHAREHOLDER SERVICING AGENT

Morgan Keegan is the shareholder servicing agent for the Funds. The Funds' Class A Shares and Class C Shares pay fees of 0.25% of average daily net assets. Under the shareholder servicing agreement, Morgan Keegan may perform or subcontract for the performance of services to shareholders of the Funds and/or the maintenance of shareholder accounts.


FEES PAID BY THE FUNDS FOR SERVICES


---------------------------------------------------------------------------------------------------------------------------------
FUND                         ADVISORY FEE PAID/(1)          BROKERAGE COMMISSIONS PAID          ADMINISTRATIVE FEE PAID/(2)
                              ADVISORY FEE WAIVED                                                ADMINISTRATIVE FEE WAIVED
---------------------------------------------------------------------------------------------------------------------------------
                           FOR THE FISCAL YEAR ENDED         FOR THE FISCAL YEAR ENDED           FOR THE FISCAL YEAR ENDED
---------------------------------------------------------------------------------------------------------------------------------
                          2005       2004         2003      2005       2004        2003         2005       2004         2003
---------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND  $2,238,556  $2,046,541  $1,396,882  $656,625  $819,600    $415,520    $268,620   $245,298    $167,584
                     $0          $0          $0                                            $0         $0          $0
---------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND          $3,195,413  $3,355,977  $2,970,291  $565,013  $823,080    $565,668    $359,475   $377,090    $334,085
                     $199,714    $209,749    $185,643                                      $0         $0          $0
---------------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND(3)  $228,577    $1,013,877  $1,170,882  $32,257   $151,937    $36,078      $36,753    $385,815    $312,236
                     $0          $0          $65,243                                       $0         $211,945    $16,052
---------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND   $776,336    $518,249    $541,510    $214,290  $323,506    $320,589    $87,336    $58,242     $60,908
                     $48,521     $32,390     $33,844                                       $0         $0          $0
---------------------------------------------------------------------------------------------------------------------------------
VALUE FUND           $1,439,118  $1,718,132  $1,741,184  $293,147  $1,038,300  $1,550,989  $161,897   $193,050    $195,842
                     $89,945     $107,384    $108,824                                      $0         $0          $0
---------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND        $980,389    $1,023,144  $1,011,018  $75,923   $209,095    $306,044    $110,291   $114,988    $113,717
                     $61,274     $63,946     $63,189                                       $0         $0          $0
---------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND    $1,896,424  $2,328,390  $2,448,378  N/A       N/A         N/A         $227,566   $279,121    $293,744
                     $632,141    $776,130    $816,125                                      $0         $0          $0
---------------------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY     $607,740    $1,191,655  $1,253,624  N/A       N/A         N/A         $78,136    $153,058    $161,148
FIXED INCOME FUND    $260,460    $390,650    $358,178                                      $0         $0          $0
---------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX     $303,022    $286,613    N/A         N/A       N/A         N/A         $54,543    $51,546     N/A
EXEMPT BOND FUND     $184,575    $286,613                                                  $0         $0
---------------------------------------------------------------------------------------------------------------------------------
TREASURY MONEY       $4,226,057  $4,090,805  $4,322,456  N/A       N/A         N/A         $760,660   $735,550    $777,897
MARKET FUND          $2,535,645  $2,383,994  $2,161,228                                    $0         $0          $0
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET         $86,482     $658,947    $920,821    N/A       N/A         N/A         $25,945    $391,751    $460,415
FUND(3)              $32,431     $247,106    $345,310                                      $0         $177,645    $78,500
---------------------------------------------------------------------------------------------------------------------------------

N/A - Not Applicable.

(1) PRIOR TO JUNE 30, 2004, UNION PLANTERS INVESTMENT ADVISORS ("UPIA") SERVED AS INVESTMENT ADVISER TO THE ACQUIRED FUNDS. ON JUNE 30, 2004, UNION PLANTERS CORPORATION, THE PARENT OF UPIA, MERGED WITH AND INTO REGIONS FINANCIAL CORPORATION AND MORGAN ASSET MANAGEMENT, INC. ASSUMED THE DUTIES OF UPIA UNDER THAT ADVISORY AGREEMENT.

(2) PRIOR TO FEBRUARY 18, 2005, BISYS, LP WAS THE ADMINISTRATOR TO THE ACQUIRED FUNDS.

(3) FOR THE PERIOD ENDED NOVEMBER 30, 2005, THE FISCAL YEAR ENDED AUGUST 31, 2005 AND THE FISCAL YEAR ENDED AUGUST 31, 2004, RESPECTIVELY.

--------------------------------------------------------------------------
                              FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2005
                                  (CLASS A SHARES AND CLASS C SHARES)
--------------------------------------------------------------------------
FUND                             12b-1       12b-1        SHAREHOLDER
                                                          SERVICES FEE
--------------------------------------------------------------------------
                                 CLASS A     CLASS C    CLASS A    CLASS C
                                 SHARES      SHARES     SHARES     SHARES
--------------------------------------------------------------------------
MID CAP GROWTH FUND               N/A       $40,290    $730,633   $13,430
--------------------------------------------------------------------------
GROWTH FUND                       N/A       $23,557    $987,589   $7,633
--------------------------------------------------------------------------
CORE EQUITY FUND                 $3,480      N/A(1)       $0      N/A(1)
--------------------------------------------------------------------------
MID CAP VALUE FUND                N/A        $3,946    $241,159   $1,315
--------------------------------------------------------------------------
VALUE FUND                        N/A       $15,359    $443,566   $5,120
--------------------------------------------------------------------------
BALANCED FUND                     N/A       $13,141    $298,776   $4,380
--------------------------------------------------------------------------
FIXED INCOME FUND                 N/A       $18,130    $619,915   $6,312
--------------------------------------------------------------------------
LIMITED MATURITY FIXED            N/A        $4,554    $215,102   $1,518
INCOME FUND
--------------------------------------------------------------------------
INTERMEDIATE TAX EXEMPT BOND      N/A          $0      $149,967     $0
FUND
--------------------------------------------------------------------------
TREASURY MONEY MARKET FUND        N/A         N/A      $2,113,028  N/A
--------------------------------------------------------------------------
MONEY MARKET FUND               $28,088       N/A         N/A      N/A
--------------------------------------------------------------------------

N/A - Not Applicable.

(1)  CLASS C SHARES WILL COMMENCE OPERATION ON OR AFTER APRIL 1, 2006.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers   LLP,  50  North  Front  Street,  Suite  1000,  Memphis,
Tennessee 38103, an independent registered public accounting firm provides audit and tax services to the Funds.

LEGAL COUNSEL

Kirkpatrick & Lockhart Nicholson Graham LLP, 1601 K Street, NW, Washington, DC 20006, serves as legal counsel for the Funds.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------


Morgan Asset Management, Inc. ("MAM") seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. MAM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following four elements:

o BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, MAM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

o ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus that may be equal to as much as 50% of his/her annual base salary. This bonus is determined by the portfolio manager's investment management results compared to a widely-accepted but specifically selected index by the portfolio manager. The portfolio manager may earn 50% of his bonus by meeting target returns and 75% of his bonus by meeting maximum returns. The remaining 25% of his bonus is determined by the Bonus Plan Committee and includes such factors as the portfolio manager's support of the firm's policies and procedures, the portfolio manager's acquisition of new business and the portfolio manager's service to existing clients.

o EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of Regions Financial Corporation's stock from pools determined from time to time by the Remuneration Committee of the Regions Financial Corporation's Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

o PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts are presented with the following potential conflicts:

     o The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. MAM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers' focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

     o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, MAM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

     o With respect to securities transactions for the Funds, MAM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which MAM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), MAM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, MAM or its affiliates may place separate, non-simultaneous, transactions for a Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.

     o Finally, the appearance of a conflict of interest may arise where MAM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

MAM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Channing Capital Management LLC ("CCM") seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. CCM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following elements:

o BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, CCM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

o ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus based upon peer group managers' performance as well as overall firm performance. The annual bonus is another tool to provide competitive compensation for portfolio managers.

o EQUITY-BASED COMPENSATION. Portfolio managers may be awarded grants or options to purchase common shares of Channing Capital Management, LLC's closely held stock. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts are presented with the following potential conflicts:

     o The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. CCM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers' focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

     o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, CCM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

     o With respect to securities transactions for the Funds, CCM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which CCM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), CCM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, CCM or its affiliates may place separate, non-simultaneous, transactions for a Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.

     o Finally, the appearance of a conflict of interest may arise where CCM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

CCM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

The following tables provide information relating to other accounts managed by the portfolio managers as of February 28, 2006:

CHARLES A. MURRAY, PORTFOLIO MANAGER FOR THE MID CAP GROWTH FUND, GROWTH FUND AND BALANCED FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           REGISTERED           OTHER POOLED      OTHER ACCOUNTS
                      INVESTMENT COMPANIES  INVESTMENT VEHICLES
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS             3                     0                 146
MANAGED
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS             0                     0                  0
MANAGED WITH
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------
ASSETS MANAGED            $961,001,765               $0            $181,222,000
--------------------------------------------------------------------------------
ASSETS MANAGED WITH            $0                    $0                 $0
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------

The dollar range of shares of the Funds beneficially owned by Charles A. Murray as of February 28, 2006 was:

Mid Cap Growth Fund:  $50,001-$100,000

Growth Fund:  None

Balanced Fund: $0-$10,000

DAVID P. MCGRATH, PORTFOLIO MANAGER FOR THE MID CAP GROWTH FUND AND GROWTH FUND
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           REGISTERED           OTHER POOLED      OTHER ACCOUNTS
                      INVESTMENT COMPANIES  INVESTMENT VEHICLES
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS             2                     0                 284
MANAGED
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS             0                     0                  0
MANAGED WITH
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------
ASSETS MANAGED            $784,146,858               $0            $191,849,531
--------------------------------------------------------------------------------
ASSETS MANAGED WITH            $0                    $0                 $0
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------

The dollar range of shares of the Funds beneficially owned by David P. McGrath as of February 28, 2006 was:

Mid Cap Growth Fund:  $10,001-$50,000

Growth Fund:  $10,001-$50,000

ERIC T. MCKISSACK, PORTFOLIO MANAGER FOR THE MID CAP VALUE FUND
---------------------------------------------------------------

--------------------------------------------------------------------------------
                           REGISTERED           OTHER POOLED      OTHER ACCOUNTS
                      INVESTMENT COMPANIES  INVESTMENT VEHICLES
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS             3                     3                  22
MANAGED
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS             0                     0                  1
MANAGED WITH
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------
ASSETS MANAGED            $135,521,079          $43,388,598        $351,582,423
--------------------------------------------------------------------------------
ASSETS MANAGED WITH            $0                    $0            $13,785,043
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------

The dollar range of shares of the Fund beneficially owned by Eric T. McKissack as of February 28, 2006 was:

Mid Cap Value Fund:   $10,001-$50,000

WALTER A. HELLWIG, PORTFOLIO MANAGER FOR THE CORE EQUITY FUND AND THE VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           REGISTERED           OTHER POOLED      OTHER ACCOUNTS
                      INVESTMENT COMPANIES  INVESTMENT VEHICLES
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS             2                     0                  49
MANAGED
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS             0                     0                  0
MANAGED WITH
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------
ASSETS MANAGED            $358,928,588               $0            $592,566,476
--------------------------------------------------------------------------------
ASSETS MANAGED WITH            $0                    $0                 $0
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------

The dollar range of shares of the Fund beneficially owned by Walter A. Hellwig as of February 28, 2006 was:
Core Equity Fund:  $10,001-$50,000
Value Fund:  None

VIRGINIA M. PAUL, PORTFOLIO MANAGER FOR THE VALUE FUND
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          REGISTERED           OTHER POOLED       OTHER ACCOUNTS
                      INVESTMENT COMPANIES  INVESTMENT VEHICLES
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS                1                     0                     0
MANAGED
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS                0                     0                     0
MANAGED WITH
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------
ASSETS MANAGED               $242,201,171               $0                    $0
--------------------------------------------------------------------------------

ASSETS MANAGED WITH               $0                    $0                    $0
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------
The dollar range of shares of the Fund beneficially owned by Ms. Paul as of February 28, 2006 was:
Value Fund:    None

MICHAEL L. SMITH, PORTFOLIO MANAGER FOR THE FIXED INCOME FUND AND THE LIMITED MATURITY FIXED INCOME FUND

--------------------------------------------------------------------------------
                        REGISTERED           OTHER POOLED         OTHER ACCOUNTS
                    INVESTMENT COMPANIES  INVESTMENT VEHICLES
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS                2                     0                     9
MANAGED
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS                0                     0                     0
MANAGED WITH
PERFORMANCE-BASED
ADVISORY FEES
-------------------------------------------------------------------------------
ASSETS MANAGED               $366,616,732               $0          $290,000,000
-------------------------------------------------------------------------------
ASSETS MANAGED WITH               $0                    $0                    $0
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------
The dollar range of shares of the Funds beneficially owned by Michael L. Smith as of February 28, 2006 was:
Fixed Income Fund:    $0-$10,000
Limited Maturity Fixed Income Fund: $0-$10,000


JOHN B. NORRIS, V, PORTFOLIO MANAGER FOR THE FIXED INCOME FUND, LIMITED MATURITY FIXED INCOME FUND, INTERMEDIATE TAX EXEMPT BOND FUND, TREASURY MONEY MARKET FUND AND MONEY MARKET FUND

-------------------------------------------------------------------------------
                      REGISTERED             OTHER POOLED         OTHER ACCOUNTS
                    INVESTMENT COMPANIES  INVESTMENT VEHICLES
-------------------------------------------------------------------------------
NUMBER OF ACCOUNTS                5                     0                     51
MANAGED
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS                0                     0                     0
MANAGED WITH
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------
ASSETS MANAGED              $1,445,638,808              $0          $671,500,000
--------------------------------------------------------------------------------
ASSETS MANAGED WITH               $0                    $0                    $0
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------
The dollar range of shares of the Funds beneficially owned by John B. Norris, V, as of February 28, 2006 was:
Fixed Income Fund:                  None
Limited Maturity Fixed Income Fund: None
Intermediate Tax Exempt Bond Fund:  None
Treasury Money Market Fund:         $10,001-$50,000
Money Market Fund:                  None

GEORGE R. MCCURDY, IV, PORTFOLIO MANAGER FOR THE TREASURY MONEY MARKET FUND AND MONEY MARKET FUND

--------------------------------------------------------------------------------
                        REGISTERED           OTHER POOLED         OTHER ACCOUNTS
                    INVESTMENT COMPANIES  INVESTMENT VEHICLES
--------------------------------------------------------------------------------

NUMBER OF ACCOUNTS                2                     0                     7
MANAGED
--------------------------------------------------------------------------------

NUMBER OF ACCOUNTS                0                     0                     0
MANAGED WITH
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------
ASSETS MANAGED              $1,021,022,123              $0           $21,318,211
--------------------------------------------------------------------------------
ASSETS MANAGED WITH               $0                    $0                    $0
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------
The dollar range of shares of the Funds beneficially owned by George R. McCurdy as of February 28, 2006 was:
Treasury Money Market Fund:  None
Leader Money Market Fund:    None


JOHN B. RUSSELL, PORTFOLIO MANAGER FOR THE CORE EQUITY FUND
-----------------------------------------------------------

--------------------------------------------------------------------------------
                       REGISTERED           OTHER POOLED         OTHER ACCOUNTS
                    INVESTMENT COMPANIES  INVESTMENT VEHICLES
--------------------------------------------------------------------------------

NUMBER OF ACCOUNTS                1                     0                    326
MANAGED
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS                0                     0                     0
MANAGED WITH
PERFORMANCE-BASED
ADVISORY FEES

--------------------------------------------------------------------------------
ASSETS MANAGED               $116,727,417               $0          $236,745,916

--------------------------------------------------------------------------------
ASSETS MANAGED WITH               $0                    $0                    $0
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------
The dollar range of shares of the Fund beneficially owned by Walter A. Hellwig as of February 28, 2006 was:
Core Equity Fund:            $0-$10,000

--------------------------------------------------------------------------------
HOW DO THE FUNDS MEASURE PERFORMANCE?
--------------------------------------------------------------------------------

The Funds may advertise each Fund's share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for a Fund's shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any contingent deferred sales charge, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.

When shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that period of time, rather than annualizing the total return.

YIELD

The TREASURY MONEY MARKET FUND and MONEY MARKET FUND calculate the yield for their respective classes of shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:

o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

o    multiplying the base period return by 365/7.

The yield for the other Funds' shares is calculated by dividing: (i) the net investment income per share earned by a Fund's shares over a thirty-day period; by (ii) the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.

--------------------------------------------------------------------------------
PERFORMANCE COMPARISONS
--------------------------------------------------------------------------------
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of the Funds' shares to certain indices;

o    charts,  graphs and illustrations  using the Funds' returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indexes which the Funds' use in advertising may include:

LIPPER, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, a Fund will quote its Lipper ranking in the appropriate category in advertising and sales literature.

MORNINGSTAR,  INC.,  an  independent  rating  service,  is the  publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

MID CAP GROWTH FUND:

     o RUSSELL MIDCAP(R) GROWTH INDEX tracks equity securities of medium-sized companies whose market capitalization falls with the $968 million to $22.5 billion range. The stocks are also members of the Russell 1000 Growth index.

     o STANDARD & POOR'S 500 COMPOSITE INDEX ("STANDARD & POOR'S 500 INDEX") is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

     o STANDARD & POOR'S MIDCAP 400/CITIGROUP GROWTH INDEX is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market having growth characteristics based on a series of ratios. The index is maintained by Standard & Poor's in conjunction with Citigroup.

     o LIPPER MIDCAP GROWTH FUNDS INDEX is the average return for the 30 largest Midcap growth funds. Funds in the index are rebalanced quarterly.

GROWTH FUND:

     o STANDARD & POOR'S 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregated market value of 500 stocks representing all major industries.

     o DOW JONES INDUSTRIAL AVERAGE is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

     o STANDARD & POOR'S/CITIGROUP GROWTH INDEX is a sub-index of the Standard & Poor's 500 Index representing approximately 50% of the Standard & Poor's 500 market capitalization and is comprised of those companies with growth characteristics based on a series of ratios (one distinction associated with "growth stocks"). The index is maintained by Standard & Poor's in conjunction with Citigroup.

CORE EQUITY FUND:

     o STANDARD & POOR'S 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregated market value of 500 stocks representing all major industries.

     o LIPPER LARGE CAP CORE FUNDS INDEX consists of managed mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 33% of the dollar-weighted median market capitalization of the Standard & Poor's MidCap 400 Index.

MID CAP VALUE FUND:

     o RUSSELL MIDCAP(R) VALUE INDEX tracks equity securities of medium-sized companies whose market capitalization falls within the $264 million to $20.8 billion range. The stocks are also members of the Russell 1000 Value index.

     o STANDARD & POOR'S MIDCAP 400/CITIGROUP VALUE INDEX is a market capitalization-weighted sub-index of the stocks in the Standard & Poor's Midcap 400 Index ("Standard & Poor's 400") having value characteristics based on a series of ratios. The index consists of approximately half of the Standard & Poor's 400 on a market capitalization basis. The index is maintained by Standard & Poor's in conjunction with Citigroup.

VALUE FUND:

     o STANDARD & POOR'S 500/CITIGROUP VALUE INDEX is a sub-index of the Standard & Poor's 500 Index representing 50% of the Standard & Poor's 500 market capitalization and is comprised of those companies with value characteristics based on a series of ratios. The index is maintained by Standard & Poor's in conjunction with Citigroup.

     o STANDARD & POOR'S 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregated market value of 500 stocks representing all major industries.

BALANCED FUND:

     o STANDARD & POOR'S 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregated market value of 500 stocks representing all major industries.

     o LEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total return for one-month, three-month, twelve-month, and ten-year periods, and year-to-date.

     o MERRILL LYNCH 1-10 YEAR GOVERNMENT/CORPORATE A RATED AND ABOVE INDEX is an unmanaged index comprised of publicly placed, non-convertible, coupon-bearing domestic debt with maturities between 1 and 9.99 years, rated "A" and above. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

     o STANDARD & POOR'S 500 INDEX/MERRILL LYNCH 1-10 YEAR GOVERNMENT/CORPORATE INDEX is a 50%/50% weight between the two indexes. It is sometimes used as a standard market mix to measure a balanced fund's performance against market indexes. This is the mid-point of the asset allocation allowed by the prospectus, which is between 75% equity securities and 25% fixed income securities to 25% equity securities and 75% fixed income securities.

     o STANDARD & POOR'S 500 INDEX/LEHMAN BROTHERS GOVERNMENT/CORPORATE (WEIGHTED INDEX) and the STANDARD & POOR'S 500 INDEX/LEHMAN GOVERNMENT (WEIGHTED INDEX) combine the components of a stock-oriented index and a bond-oriented index to obtain results which can be compared to the performance of a managed fund. The indices' total returns will be assigned various weights depending upon the Fund's current asset allocation.

     o MERRILL LYNCH 1-10 YEAR GOVERNMENT INDEX is an unmanaged index comprised of U.S. government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, six and twelve months, as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

     o LIPPER BALANCED INDEX is the average return of the 30 largest balanced mutual funds. Funds in the index are rebalanced quarterly.

FIXED INCOME FUND:

     o MERRILL LYNCH 1-10 YEAR GOVERNMENT/CORPORATE A RATED AND ABOVE INDEX is an unmanaged index comprised of publicly placed, non-convertible, coupon-bearing domestic debt with maturities between 1 and 9.99 years, rated "A" and above. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

     o MERRILL LYNCH 1-10 YEAR GOVERNMENT INDEX is an unmanaged index comprised of U.S. Government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

      o LEHMAN BROTHERS INTERMEDIATE U.S. AGGREGATE INDEX covers securities in the intermediate maturity range of the Lehman Brothers Aggregate
          Index. The Aggregate Index represents securities that are U.S. domestic, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

     o LEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of maturity of nine years. It calculates total return for one month, three month, twelve month, and ten year periods, and year-to-date.

     o MERRILL LYNCH GOVERNMENT/CORPORATE INDEX is comprised of approximately 4,800 issues which include publicly placed, nonconvertible coupon-bearing domestic debt carrying a term to maturity of at least one year, with par amounts outstanding at no less than $10 million at the start and close of the performance measurement period, and which must be rated by S&P or Moody's as investment grade issues (i.e., BBB/Baa or better). The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

LIMITED MATURITY FIXED INCOME FUND:

     o MERRILL LYNCH 1-3 YEAR TREASURY INDEX is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and
          2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

     o MERRILL LYNCH 1-3 YEAR CORPORATE AND GOVERNMENT, A RATED AND ABOVE is an unmanaged index trading short-term U.S. government and short-term domestic investment grade bonds with maturities between 1 and 2.99 years rated A and above.

     o MERRILL LYNCH 1-3 YEAR CORPORATE AND GOVERNMENT is an unmanaged index trading short-term U.S. government and short-term domestic investment grade bonds with maturity between 1 and 2.99 years.

     o MERRILL LYNCH 2-YEAR TREASURY CURVE INDEX is comprised of the most recently issued 2-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

     o 2-YEAR TREASURY NOTE-SOURCE: Wall Street Journal, Bloomberg Financial Markets, and Telerate.

     o MERRILL LYNCH CORPORATE AND GOVERNMENT INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt with maturities between 1 and 4.99 years. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

INTERMEDIATE TAX EXEMPT BOND FUND:

     o MERRILL LYNCH 3-7 YEAR MUNICIPAL INDEX is a total performance benchmark for the intermediate-term municipal bond market.

     o LEHMAN BROTHERS MUNICIPAL INDEX/3-YEAR is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 1-5 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

     o LEHMAN BROTHERS MUNICIPAL INDEX/7-YEAR is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 6-8 years. As of January 1996 the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

MONEY MARKET FUND AND TREASURY MONEY MARKET FUND:

     o IMONEYNET 100% TREASURY INDEX is a total performance benchmark for SEC Registered Rule 2a-7 Money Market Funds that invest solely in U.S. Treasury securities.

     o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

     o LEHMAN BROTHERS TREASURY BOND INDEX is comprised entirely of U.S. Treasury obligations. Foreign issues are excluded.

     o IMONEYNET, INC. iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly, iMoneyNet's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.

Advertisements and other sales literature for a Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on quarterly reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities.

--------------------------------------------------------------------------------
ECONOMIC AND MARKET INFORMATION
--------------------------------------------------------------------------------


Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (ICI).


--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Financial Statements for the fiscal year ended November 30, 2005 are incorporated herein by reference to the Funds' Annual Report to Shareholders dated November 30, 2005 (File Nos. 33-44737 and 811-6511). A copy of the Annual Report to Shareholders for a Fund may be obtained without charge by contacting Funds at the address located on the back cover of the SAI or by calling the Funds at 1-877-757-7424.

--------------------------------------------------------------------------------
APPENDIX
--------------------------------------------------------------------------------

SHORT-TERM DEBT RATINGS

     An S&P short-term debt rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market (in the U.S. these are obligations with an original maturity of no more than 365 days, including commercial paper). The following summarizes the rating categories used by S&P for short-term debt:

     "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

     "A-2" - Issue's capacity for timely payment is satisfactory. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances and economic conditions than issues designated "A-1."

     "A-3" - Issue has an adequate capacity for timely payment. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity for timely payments.

     "B" - Issue has significant speculative characteristics. Issue currently has the capacity for timely payments but faces major ongoing uncertainties which could lead to its inadequate capacity to make timely payments. Ratings of "B-1," "B-2," and "B-3" may be used to indicate the finer distinctions within the "B" category.

     "C" - Issue is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions to make timely payments.

     "D" - Issue is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 12 months. The following summarizes the rating categories used by Moody's for short-term debt:

     "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuer does not fall within any of the Prime rating categories.

     Fitch Ratings ("Fitch") short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F-1+" - Securities possess the highest credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     "F-1" - Securities possess the highest credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

     "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

     "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

     "B" - Securities possess a speculative quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. Issues assigned this rating have a real possibility of default.

     "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

     The issue rating definitions for S&P pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. The following summarizes the ratings used by S&P for corporate and municipal debt:

     "AAA" - This designation represents the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

     "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

     "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as having significantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     "BB" - Debt has less vulnerability to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to make timely interest and principal payments.

     "B" - Debt has a greater vulnerability to nonpayment than obligations rated "BB" but currently has the capacity to make interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

     "CCC" - Debt has a current vulnerability to nonpayment, and is dependent upon favorable business, financial and economic conditions to make timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

     "CC" - Debt is currently highly vulnerable to nonpayment.

     "C" - Debt is subordinated or preferred stock and highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. A "C" rating may also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The"D" rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.

     S&P ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds considered medium-grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

     Moody's applies numerical modifiers 1, 2 and 3 to each generic rating classification from "Aa" through "Caa" with 1 indicating a rank at the higher end, 2 indicating a rank in the mid-range and 3 indicating a rank at the lower end of the generic rating classification.

     The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

     "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by foreseeable events.

     "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong and is not significantly vulnerable to foreseeable events, although not quite as strong as bonds rated "AAA."

     "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     "BBB" - Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. This is the lowest investment grade category.

     "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" - Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" denote Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

     To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

MUNICIPAL NOTE RATINGS

     An S&P municipal note rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by S&P for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit strong capacity to pay principal and interest. Those issues determined to possess very strong safety characteristics are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

     "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

     "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.

     Fitch uses the short-term ratings described under Short-term Debt Ratings for municipal notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDRESSES
--------------------------------------------------------------------------------

REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND
REGIONS MORGAN KEEGAN SELECT GROWTH FUND
REGIONS MORGAN KEEGAN SELECT CORE EQUITY FUND
    (FORMERLY REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND)
REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND
REGIONS MORGAN KEEGAN SELECT VALUE FUND
REGIONS MORGAN KEEGAN SELECT BALANCED FUND
REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND
REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY FIXED INCOME FUND
REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND
REGIONS MORGAN KEEGAN SELECT TREASURY MONEY MARKET FUND
REGIONS MORGAN KEEGAN SELECT MONEY MARKET FUND
    (FORMERLY REGIONS MORGAN KEEGAN SELECT LEADER GOVERNMENT MONEY MARKET FUND)

--------------------------------------------------------------------------------
Distributor,  Administrator, Shareholder Servicing
  Agent, Transfer Agent and Dividend Disbursing Agent

           Morgan Keegan & Co., Inc.                  Morgan Keegan Tower
                                                      Fifty North Front Street
                                                      Memphis, Tennessee, 38103
Adviser
           Morgan Asset Management, Inc.              417 North 20th Street
                                                      Birmingham, Alabama 35203
--------------------------------------------------------------------------------
Subadviser to the Mid Cap Value Fund

           Channing Capital Management, Inc.          10 South Lasalle Street,
                                                      Suite 2650
                                                      Chicago, Illinois 60603
--------------------------------------------------------------------------------
Custodian
           Regions Bank                               417 North 20th Street
                                                      Birmingham, Alabama 35203
--------------------------------------------------------------------------------

Independent Registered Public Accounting Firm

           PricewaterhouseCoopers, LLP                Morgan Keegan Tower
                                                      50 North Front Street,
                                                      Suite 1000
                                                      Memphis, Tennessee 38103

                       Regions Morgan Keegan Select Funds


                           PART C. OTHER INFORMATION.

Item 23.   Exhibits

(a) (i) Restatement and Amendment No. 9 to the Declaration of Trust of the Registrant (1)
    (ii)   Amendment No. 10 to the Amended and Restated Declaration of Trust (2)
    (iii)  Amendment No. 11 to the Amended and Restated Declaration of Trust (2)
    (iv)   Amendment No. 12 to the Amended and Restated Declaration of Trust (2)
    (v)    Amendment No. 13 to the Amended and Restated Declaration of Trust (3)
    (vi)   Amendment No. 14 to the Amended and Restated Declaration of Trust (4)
    (vii)  Amendment No. 15 to the Amended and Restated Declaration of Trust (4)
    (viii) Amendment No. 16 to the Amended and Restated Declaration of Trust (5)
    (ix)   Amendment No. 17 to the Amended and Restated Declaration of Trust (6)

    (x) Amendment No. 18 to the Amended and Restated Declaration of Trust (filed herewith)

(b) (i)    By-Laws of the Registrant (7)
    (ii)   Amendment Nos. 1 through 4 to the By-Laws of the Registrant (8)
    (iii)  Amendment No. 5 to the By-Laws of the Registrant (9)

(c) (i) Articles III, VIII, X and XI of Restatement and Amendment No. 9 to the Declaration of Trust (1)
    (ii)   Articles IV, VI and VII of the Bylaws (7)

(d) (i) Advisory Agreement between the Registrant and Morgan Asset Management, Inc., dated August 8, 2003, with respect to Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select Mid Cap Value Fund, Regions Morgan Keegan Select Value Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund and Regions Morgan Keegan Select Treasury Money Market Fund
    (10)

           (1) Amended fee schedule (filed herewith)

    (ii)   Sub-Advisory   Agreement   among   the   Registrant,    Morgan  Asset
    Management, Inc. and Channing Capital Management, Inc., dated January 20, 2004, with respect to Regions Morgan Keegan Select Mid Cap Value Fund (15)

    (iii) Investment Advisory Agreement between the Registrant and Morgan Asset Management, Inc., dated February 18, 2005, with respect to Regions Morgan Keegan Select Core Equity Fund and Regions Morgan Keegan Select Money Market Fund (6)

           (1) Amended fee schedule (filed herewith)

(e) (i) Underwriting Agreement, dated August 23, 2004, between the Registrant and Morgan Keegan & Company, Inc. with respect to Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select Mid Cap Value Fund, Regions Morgan Keegan Select Value Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund and Regions Morgan Keegan Select Treasury Money Market Fund
    (15)

    (ii) Underwriting Agreement, dated February 18, 2005, between the Registrant and Morgan Keegan & Company with respect to Regions Morgan Keegan Select Core Equity Fund and Regions Morgan Keegan Select Money Market Fund
    (6)

f)  Not applicable

(g) Custodian Agreement, dated February 18, 2005, between the Registrant and Regions Bank (6)

(h) (i)    Administration   Agreement,  dated   January  1,  2005,  between  the
           Registrant and Morgan Keegan & Company, Inc. (15)

    (ii) Administration Agreement, dated February 18, 2005, between Registrant and Morgan Keegan & Company, Inc. with respect to Regions Morgan Keegan Select Core Equity Fund and Regions Morgan Keegan Select Money Market Fund (6)

    (iii) Agreement for Sub-Administrative Services, dated December 1, 2001, between the Registrant and Regions Bank (3)

    (iv) Sub-Administration Agreement, dated January 3, 2005, between Morgan Keegan & Company, Inc. and BISYS Fund Services Ohio, Inc. with respect to Regions Morgan Keegan Select Treasury Money Market Fund and Regions Morgan Keegan Select Money Market Fund (17)

           (1) Amendment to Sub-Administration Agreement with respect to Regions Morgan Keegan Select Money Market Fund, dated February 18, 2005
               (17)

    (v) Fund Accounting Service Agreement, dated June 1, 2004, between the Registrant and Morgan Keegan & Company, Inc. (15)

    (vi) Fund Accounting Service Agreement, dated December 1, 2004, between the Registrant and Morgan Keegan & Company, Inc. (15)

    (vii) Fund Accounting Agreement, dated January 3, 2005, between Registrant and BISYS Fund Services Ohio, Inc. with respect to Regions Morgan Keegan Select Treasury Money Market Fund (17)

           (1) Amendment to Fund Accounting Agreement with respect to Regions Morgan Keegan Select Money Market Fund, dated February 18, 2005
               (17)

    (viii) Fund  Accounting   Services   Agreement,   dated  December  1,  2005,
           between the Registrant and Morgan Keegan & Company, Inc. with respect to Regions Morgan Keegan Select Core Equity Fund (17)

    (ix) Transfer Agency and Services Agreement, dated November 11, 2002, between the Registrant and Morgan Keegan & Company, Inc. (9)

           (1) Amendment No. 1, dated August 25, 2003, to the Transfer Agency and Services Agreement (10)
           (2) Amended Exhibit A and Exhibit B to Transfer Agency and Services Agreement (filed herewith)

    (x) Shareholder Services Agreement, dated May 12, 2005, between the Registrant and Morgan Keegan & Company, Inc. (6)

           (1) Amended Exhibit A to Shareholder Services Agreement (filed herewith)

(i) Legal Opinion regarding the legality of the securities being registered and Consent of Counsel (filed herewith)

(j) Accountant's Consent (filed herewith)

(k) Not applicable

(l) Initial Capital Understanding (11)

(m) (i) Amended Distribution Plan Pursuant to Rule 12b-1 for Class C Shares dated August 23, 2004 (15)

    (ii) Amended Distribution Plan Pursuant to Rule 12b-1 for Class C Shares dated January 23, 2006 (filed herewith)

(n) Restated Multiple Class Plan of the Registrant; (3)

(o) (reserved)

(p) Code of Ethics

    (i) Revised Code of Ethics for Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc. RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc., dated January 2006 (16) (ii) Revised Code of Ethics for Morgan Keegan & Company, Inc. and Morgan Asset Management, Inc., dated January 2006 (16)

------------------------
1. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed January 30, 2001 (File Nos. 033-44737 and 811-06511).

2. Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A filed January 29, 2002 (File Nos. 033-44737 and 811-06511).

3. Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed November 14, 2003 (File Nos. 033-44737 and 811-06511).

4. Incorporated by reference to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A filed on January 31, 2005 (File Nos. 033-44737 and 811-06511).

5. Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed December 6, 2004 (File No. 033-121019).

6. Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on September 16, 2005 (Files Nos. 033-128386 and 811-06511).

7. Incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 033-44737 and 811-06511).

8. Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed September 18, 1998 (File Nos. 033-44737 and 811-06511).

9. Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed January 31, 2003 (File Nos. 033-44737 and 811-06511).

10. Incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A filed January 30, 2004 (File Nos. 033-44737 and 811-06511).

11. Incorporated   by  reference  to  Post-Effective  Amendment  No.  6  to  the
Registrant's Registration Statement on Form N-1A filed June 29, 1994 (File Nos. 033-44737 and 811-06511).

12. Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Morgan Keegan Select Fund, Inc., SEC File No. 333-66181, filed on October 28, 2004.

13. Incorporated   by  reference  to  Post-Effective  Amendment  No.  6  to  the
Registration Statement on Form N-1A of Morgan Keegan Select Fund, Inc., SEC File No. 333-66181, filed on August 17, 2000.

14. Incorporated by reference to Post Effective Amendment No. 2 to the Registration Statement on Form N-1A of Morgan Keegan Select Fund, Inc., SEC File No. 333-66181, filed on October 28, 1999

15. Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A filed on March 31, 2005 (File Nos. 033-44737 and 811-06511).

16. Incorporated   by  referenced  to  Pre-Effective  Amendment  No.  1  to  the
Registration Statement on Form N-2 of RMK Multi-Sector High Income Fund, Inc., SEC File No. 333-129693, filed on January 9, 2006.

17. Incorporated by reference to Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A filed on January 30, 2006 (File Nos. 033-44737 and 811-06511).

Item 24.   Persons Controlled by or Under Common Control with Registrant:

               None

Item 25.   Indemnification:

     Article XI of the Declaration of Trust provides:
     -----------------------------------------------

     Section  1.  Limitation  of  Personal  Liability  and   Indemnification  of
Shareholders.

     The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to all upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

     No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust of such Series or Class shall be solely liable therfor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

     Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representative or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

     The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

     Section  2.  Limitation  of  Personal  Liability  of  Trustees,   Officers,
     Employees or Agents of the Trust.

     No Trustee, officer, employee or agent of the Trust shall have the power to bind any other Trustee, officer, employee or agent of the Trust personally. The Trustees, officers, employees or agents of the Trust incurring any debts, liabilities or obligations, or in taking or omitting any other actions for or in connection with the Trust are, and each shall be deemed to be, acting as Trustee, officer, employee or agent of the Trust and not in his own individual capacity.

     Trustees and officers of the Trust shall be liable for their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, as the case may be, and for nothing else.

     Section 3. Express Exculpatory Clauses and Instruments.

     The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any Series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or Class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

     Article IX of the Bylaws provides:
     ---------------------------------

     Section 1. General. Every person who is or has been a Trustee or officer of the Trust and persons who serve at the Trust's request as director, officer, trustee, partner or fiduciary of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Trust (or the appropriate Series or Class, where such Trustee or officer is acting on behalf of or with respect to a single Series or Class) to the fullest extent permitted by law against liability and all expenses, including amounts incurred in satisfaction of judgments, settlements, compromises, fines, penalties, and counsel fees reasonable incurred or paid by him in connection with any debt, claim, action, demand, suit or proceeding of any kind, whether civil or criminal, in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer of the Trust or his serving or having served as a director, officer, trustee, partner or fiduciary or another corporation, partnership, joint venture, trust or other enterprise at the request of the Trust; provided that the Trust shall indemnify any such person seeking indemnification in connection with a proceeding initiated by such person only if such proceeding was authorized by the Board of Trustees.

     Section 2. No Indemnification. No indemnification shall be provided hereunder to a Trustee or officer against any liability to the Trust or any Series or Class or the Shareholders of any Series or Class by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Section  7 of the Advisory Agreements between  the  Registrant  and  Morgan
     ---------------------------------------------------------------------------
     Asset  Management,  Inc., dated  August 8, 2003 and February 18, 2005, each
     ---------------------------------------------------------------------------
     provide:
     -------

     Except as provided below, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to the Trust or to any shareholder of the Trust or any Fund for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Trust.

     No provision of this Agreement shall be construed to protect any Trustee or officer of the Trust, or any director or officer of the Adviser, from liability in violation of Sections 17(h), 17(i), 36(a) or 36(b) of the 1940 Act.

     Section 8 of the Subadvisory  Agreement among the Registrant,  Morgan Asset
     ---------------------------------------------------------------------------
     Management,  Inc. and Channing Capital  Management,  LLC, dated January 20,
     ---------------------------------------------------------------------------
     2004, provides:
     --------------

     The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund, the Trust, its shareholders or by the Adviser in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its services and duties or from reckless disregard by it of its obligations and duties under this Agreement. Nothing in this paragraph shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

     Section 7 of the Underwriting  Agreements between the Registrant and Morgan
     ---------------------------------------------------------------------------
     Keegan & Company,  Inc.,  dated August 23, 2004 and February 18, 2005, each
     ---------------------------------------------------------------------------
     provide:
     -------

     The Trust agrees to indemnify, defend and hold the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, provided, however, that the Trust shall not indemnify or defend such persons or hold them harmless with respect to any claims, demands, or liabilities based on information provided to the Trust by the Distributor; and provided further that this indemnification provision shall not inure to the benefit of any person who is an officer or director of the Trust or who controls the Trust within the meaning of Section 15 of the 1933 Act, as amended, unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act, as amended, and further provided that in no event shall anything contained in this Agreement be construed so as to protect the Distributor against any liability to the Trust or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

     Sections 8 and 17 of the  Custodian  Agreement,  dated  February  18, 2005,
     ---------------------------------------------------------------------------
     between the Registrant and Regions Bank provide:
     ------------------------------------------------

     (8) The Custodian shall be held to a standard of reasonable care in carrying out the provisions of this Agreement; provided, however, that the Custodian shall be held to any higher standard of care which would be imposed upon the Custodian by any applicable law or regulation if such above stated standard of reasonable care was not part of this Agreement. The Custodian shall be entitled to rely on and may act upon advice of counsel (who may be counsel for the Trust) on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice, provided that such action is not in violation of applicable federal or state laws or regulations, and is in good faith and without negligence. Subject to the limitations set forth in
Section 15 [sic] hereof, the Custodian shall be kept indemnified by the Trust but only from the assets of the Fund involved in the issue at hand and be without liability for any action taken or thing done by it in carrying out the terms and provisions of this Agreement in accordance with the above standards.

     Subject to the limitations set forth in Section 15 [sic] hereof, the Trust agrees to indemnify and hold harmless the Custodian and its nominee from and against all taxes, charges, expenses, assessments, claims and liabilities (including counsel fees) (referred to herein as authorized charges) incurred or assessed against it or its nominee in connection with the performance of this Agreement, except such as may arise from it or its nominee's own failure to act in accordance with the standard of reasonable care or any higher standard of care which would be imposed upon the Custodian by any applicable law or regulation if such above-stated standard of reasonable care were not part of this Agreement.

     (17) The Custodian is expressly put on notice of the limitation of liability as set forth in Article XI of the Declaration of Trust and agrees that the obligations and liabilities assumed by the Trust and any Fund pursuant to this Agreement, including, without limitation, any obligation or liability to indemnify the Custodian pursuant to Section 8 hereof, shall be limited in any case to the relevant Fund and its assets and that the Custodian shall not seek satisfaction of any such obligation from the shareholders of the relevant Fund, from any other Fund or its shareholders or from the Trustees, Officers, employees or agents of the Trust, or any of them. In addition, in connection with the discharge and satisfaction of any claim made by the Custodian against the Trust, for whatever reasons, involving more than one Fund, the Trust shall have the exclusive right to determine the appropriate allocations of liability for any such claim between or among the Funds.

     Section 9.2 of the  Administration  Agreements between the  Registrant  and
     ---------------------------------------------------------------------------
     Morgan Keegan & Company, Inc., dated January 1, 2005 and February 18, 2005,
     ---------------------------------------------------------------------------
     each provide:
     ------------

     The Trust will indemnify the Administrator against, and hold it harmless from, any and all expenses (including reasonable counsel fees and expenses) incurred investigating or defending against claims for losses or liabilities described in Section 9.1 not resulting from negligence, disregard of its obligations and duties under this Agreement or disabling conduct by the Administrator. Indemnification shall be made only following: (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Administrator was not liable by reason of negligence, disregard of its obligations and duties under this Agreement or disabling conduct or (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Administrator was not liable by reason of negligence, disregard of its obligations and duties under this Agreement or disabling conduct by (a) the vote of a majority of a quorum of trustees of the Trust who are neither "interested persons" of the Trust nor parties to the proceeding ("disinterested non-party trustees") or (b) an independent legal counsel in a written opinion. The Administrator shall be entitled to advances from the Trust for payment of the reasonable expenses incurred by it in connection with the matter as to which it is seeking indemnification hereunder in the manner and to the fullest extent permissible under the laws of the Commonwealth of Massachusetts. The Administrator shall provide to the Trust a written affirmation of its good faith belief that the standard of conduct necessary for indemnification by the Trust has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (i) the Administrator shall provide security in form and amount acceptable to the Trust for its undertaking;
(ii) the Trust is insured  against losses  arising by reason of the advance;  or
(iii) a majority of a quorum of the full Board, the members of which majority are disinterested non-party trustees, or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Trust at the time the advance is proposed to be made, that there is reason to believe that the Administrator will ultimately be found to be entitled to indemnification hereunder.

     Article 11 of the  Sub-Administration  Agreement,  dated  December 1, 2001,
     ---------------------------------------------------------------------------
     between the Registrant and Regions Bank provides:
     -------------------------------------------------

     (A) Regions shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on Region's part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.

     (B) At any time Regions may apply to any officer of the Trust or Fund for instructions, and may consult with legal counsel experienced in the 1940 Act (who may be counsel for the Trust) with respect to any matter arising in connection with the services to be performed by Regions under this Agreement, and Regions and its agents or subcontractors shall not be liable and shall be indemnified by the Trust or the appropriate Fund for any action reasonably taken or omitted by it in good faith reliance upon such instructions or upon the opinion of such counsel, provided such action is not in violation of applicable federal or state laws or regulations.

     (C) Any person, even though also an officer, director, trustee, partner, employee or agent of Regions, who may be or become an officer, trustee, partner, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or acting on any business of the Trust (other than services or business in connection with the duties of Regions hereunder) to be rendering such services to or acting solely for the Trust and not as an officer, director, trustee, partner, employee or agent or one under the control or direction of Regions even though paid by Regions.

     (D) If at any time another entity performs administrative services to any Fund, including without limitation those services listed herein or services similar to those listed herein, Regions and such other entity shall in no event be liable for the acts or omissions of the other.

     (E) Regions shall be kept indemnified by the Trust and be without liability for any action taken or thing done by it in performing the Administrative Services in accordance with the subparagraph (D) above.

     (F) Regions shall not be responsible for and the Trust or Fund shall indemnify and hold Regions, including its officers, directors, shareholders and their agents, employees and affiliates, harmless against any and all losses, damages, costs, charges, counsel fees, payments, expenses and liabilities arising out of or attributable to:

     (1) The acts or omissions of any Custodian, Adviser, Sub-adviser, Fund Accountant, Transfer Agent, or other party contracted by or approved by the Trust or Fund,

     (2) The reliance on or use by Regions or its agents or subcontractors of information, records and documents in proper form which

          (a) are received by Regions or its agents or subcontractors from Advisers, Sub-advisers, or other third parties contracted by or approved by the Trust or Fund for use in the performance of services under this Agreement; or

          (b)  have  been  prepared  and/or   maintained  by  the  Fund  or  its
               affiliates or any other person or firm on behalf of the Trust.

     (3) The reliance on, or the carrying out by Regions or its agents or subcontractors of Proper Instructions of the Trust or the Fund.

     (4) The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

     (G) In all cases, Regions shall not be protected by this Article 11 from liability for any act or omission resulting from Regions's willful misfeasance, bad faith, gross negligence or reckless disregard of its duties. In addition,

Regions shall not be protected from liability for any act or omission resulting from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of Regions's affiliates, agents or employees, of any subcontractor selected by Regions, or a subsidiary commonly owned or controlled by Regions Bank, N.A.

     Section 9 of the  Sub-Administration  Agreement,  dated  January  3,  2005,
     ---------------------------------------------------------------------------
     between Morgan Keegan & Company,  Inc. and BISYS Fund Services  Ohio,  Inc.
     ---------------------------------------------------------------------------
     with respect to Regions Morgan Keegan Select Treasury Money Market Fund and
     ---------------------------------------------------------------------------
     Regions Morgan Keegan Select Money Market Fund provides:
     -------------------------------------------------------

     The Morgan Keegan agrees to indemnify and hold harmless BISYS, its employees, agents, directors, officers and nominees from and against any and all claims, demands, actions and suits, and from and against any and all judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses including reasonable investigation expenses) of every nature and character (collectively, "Losses") arising out of or in any way relating to BISYS's actions taken or omissions with respect to the performance of services under this Agreement or based, if applicable, upon reasonable reliance on information, records, instructions or requests given or made to BISYS by Morgan Keegan, the Trust, the investment adviser, fund accountant, transfer agent or custodian thereof; provided that this indemnification shall not apply to actions or omissions of BISYS in cases of its own bad faith, willful misfeasance, negligence or reckless disregard by it of its obligations and duties.

     Section 3 of the Fund  Accounting  Service  Agreements, dated June 1, 2004,
     ---------------------------------------------------------------------------
     December 1, 2004 and  December 1, 2005  between the  Registrant  and Morgan
     ---------------------------------------------------------------------------
     Keegan & Company, Inc. provides:
     -------------------------------

     Morgan Keegan shall be held to the exercise of reasonable care in carrying out the provisions of this Agreement, but shall be indemnified by and shall be without liability to the Trust for any action taken or omitted by it in good faith without negligence or willful misconduct. Morgan Keegan shall be entitled to rely on and may act upon the reasonable advice of the Trust's auditors or of counsel (who may be counsel of the Trust) on all matters, and shall not be liable for any action reasonably taken or omitted pursuant to such advice.

     Section 7 of the Fund Accounting Agreement,  dated January 3, 2005, between
     ---------------------------------------------------------------------------
     the Registrant  and BISYS Fund Services Ohio,  Inc. with respect to Regions
     ---------------------------------------------------------------------------
     Morgan Keegan Select  Treasury  Money Market Fund and Regions Morgan Keegan
     ---------------------------------------------------------------------------
     Select Money Market Fund provides:
     ---------------------------------

     The Trust agrees to indemnify and hold harmless BISYS, its employees, agents, directors, officers and nominees from and against any and all claims, demands, actions and suits, and from and against any and all judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way relating to BISYS's actions taken or omissions with respect to the performance of services under this Agreement or based, if applicable, upon reasonable reliance on information, records, instructions or requests given or made to BISYS by the Trust, the investment adviser, transfer agent, administrator or custodian thereof; provided that this indemnification shall not apply to actions or omissions of BISYS in cases of its own bad faith, willful misfeasance, negligence or reckless disregard by it of its obligations and duties.

     Section 14 of the Transfer  Agency and Services  Agreement,  dated November
     ---------------------------------------------------------------------------
     11,  2002,  between  the  Registrant  and  Morgan  Keegan &  Company,  Inc.
     ---------------------------------------------------------------------------
     provides:
     --------

     Morgan Keegan shall be held to the exercise of reasonable care in carrying out the provisions of this Agreement, but the Trust shall indemnify and hold Morgan Keegan harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit brought by any person (including a shareholder naming the Trust as a party) other than the Trust arising out of, or in connection with, Morgan Keegan's performance of its obligations hereunder, provided, that Morgan Keegan does not act with bad faith, willful misfeasance, reckless disregard of its obligations and duties, or negligence.

     The Trust shall also indemnify and hold Morgan Keegan harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit (except to the extent contributed to by Morgan Keegan's bad faith, willful misfeasance, reckless disregard of its obligations and duties, or negligence) resulting from the negligence of the Trust, or Morgan Keegan's acting in reliance upon advice reasonably believed by Morgan Keegan to have been given by counsel for the Trust, or as a result of Morgan Keegan's acting in reliance upon any instrument reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

     In no event shall Morgan Keegan be liable for indirect, special, or consequential damages (even if Morgan Keegan has been advised of the possibility of such damages) arising from the obligations assumed hereunder and the services provided by this Agreement, including but not limited to lost profits, loss of use of the shareholder accounting system, cost of capital, cost of substitute facilities, programs or services, downtime costs, or claims of the Trust's shareholders for such damage.

     Section  8 of the  Shareholder  Services  Agreement,  dated  May 12,  2005,
     ---------------------------------------------------------------------------
     between the Registrant and Morgan Keegan & Company, Inc. provides:
     -----------------------------------------------------------------

     Morgan Keegan shall not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Morgan Keegan is expressly put on notice of the limitation of liability as set forth in the Declaration of Trust of each Fund that is a Massachusetts business trust and agrees that the obligations assumed by each such Fund pursuant to this Agreement shall be limited in any case to such Fund and its assets and that Morgan Keegan shall not seek satisfaction of any such obligations from the shareholders of such Fund, the Trustees, Officers, Employees or Agents of such Fund, or any of them.

Item 26.  Business and Other Connections of Investment Adviser:

     Morgan Asset Management, Inc., a Tennessee corporation that is a wholly owned subsidiary of MK Holding, Inc., a wholly owned subsidiary of Regions Financial Corporation, serves as the investment adviser to the Regions Morgan Keegan Select Funds, Morgan Keegan Select Fund, Inc., RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc., and RMK Strategic Income Fund, Inc. and is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information on its officers and directors is included in its Form ADV dated February 27, 2006 and filed with the SEC (registration number 801-27629) and is incorporated herein by reference.

Item 27.  Principal Underwriters:

(a)  RMK Advantage Income Fund, Inc.
     RMK High Income Fund, Inc.
     RMK Multi-Sector High Income Fund, Inc.
     RMK Strategic Income Fund, Inc.
     Morgan Keegan Select Fund, Inc.

(b)  Morgan Keegan & Company, Inc.

Name and                         Positions and                  Positions and
Principal Business               Offices With                   Offices With
Address                          Underwriter                    Registrant
------------------               -------------                  -------------

(Principal Business Address,
unless otherwise noted, is:
Morgan Keegan Tower
Fifty Front Street
Memphis, Tennessee 38103)

Allen B. Morgan, Jr.             Chairman and                   Trustee
                                 Executive Managing
                                 Director

Joseph C. Weller                 Chief Financial                Vice President,
                                 Officer, Executive             Treasurer (Chief
                                 Managing Director,             Financial
                                 Secretary and Treasurer        Officer)

G. Douglas Edwards               Vice Chairman, President,
                                 Chief Executive Officer        None
                                 Executive Managing Director

Robert A. Baird                  Executive                      None
                                 Managing Director

John C. Carson, Jr.              Executive                      None
                                 Managing Director

Jerome M. Dattel                 Executive                      None
                                 Managing Director

Richard S. Ferguson              Executive                      None
                                 Managing Director

Robert J. Glenn                  Executive Managing             None
                                 Director

E. Carl Krausnick, Jr.           Executive Managing             None
                                 Director

Thomas V. Orr, Jr.               Executive Managing             None
                                 Director

James A. Parish, Jr.             Executive Managing             None
                                 Director

John H. Grayson, Jr.             Executive Managing             None
                                 Director

John H. Abington                 Managing Director              None

Gary S. Aday                     Managing Director              None

Allen B. Adler                   Managing Director              None

Franklin P. Allen, III           Managing Director              None

William P. Allen, Jr.            Managing Director              None

Richard K. Andrews               Managing Director              None

Lori Sullivan Antolovic          Managing Director              None

Cary J. Amann                    Managing Director              None

George E. Arras, Jr.             Managing Director              None

James N. Augustine, Jr.          Managing Director              None

Reese E. Austin II               Managing Director              None

Joseph K. Ayers                  Managing Director              None

Rodney D. Baber, Jr.             Managing Director              None

Woodley H. Bagwell               Managing Director              None

Charles E. Bailey                Managing Director              None

Lynn H. Ballinger, Jr.           Managing Director              None

Timothy L. Bambauer              Managing Director              None

Milton A. Barber III             Managing Director              None

W. Freeman Barber                Managing Director              None

Joseph C. Barkley                Managing Director              None

Reginald E. Barnes               Managing Director              None

Bartley G. Barnett               Managing Director              None

W. Preston Battle                Managing Director              None

Mark E. Bennett                  Managing Director              None

Howard McShan Benz               Managing Director              None

Peter L. Bermont                 Managing Director              None

Robert C. Berry                  Managing Director              None

James Birdwell III               Managing Director              None

Ben M. Blackmon                  Managing Director              None

William J. Blanton               Managing Director              None

Sander David Bleustein           Managing Director              None

Harold E. Blondeau               Managing Director              None

LaMonte E. Bolding               Managing Director              None

Stephen A. Bone                  Managing Director              None

Charles E. Bottcher, Jr.         Managing Director              None

Christopher Boudreau             Managing Director              None

John D. Brewer                   Managing Director              None

Robert A. Brewer                 Managing Director              None

Scott Broady                     Managing Director              None

Susan Leonard Brown              Managing Director              None

Roy Carl Brunson, Jr.            Managing Director              None

Paul S. Burd                     Managing Director              None

Lawrence H. Campbell             Managing Director              None

James L. Canale                  Managing Director              None

John B. Carr, Jr.                Managing Director              None

Brant Carter                     Managing Director              None

Ted H. Cashion                   Managing Director              None

William J. Cavagnaro             Managing Director              None

Musa A. Cetingok                 Managing Director              None

Subhasish Chandra                Managing Director              None

Jerry L. Chapman                 Managing Director              None

Marshall A. Clark                Managing Director              None

William F. Clay                  Managing Director              None

Dierk L. Cockrell                Managing Director              None

John R. Coleman                  Managing Director              None

Lisa Westmoreland Collier        Managing Director              None

Thomas P. Colonna                Managing Director              None

Robert E. Cope III               Managing Director              None

Michael A. Crase                 Managing Director              None

Bobby Critselous                 Managing Director              None

J. Dow Crocker                   Managing Director              None

Mark W. Crowl                    Managing Director              None

Bjorn F. Danielson               Managing Director              None

G. Lee Davis                     Managing Director              None

Frederick A. Dawson              Managing Director              None

Harold L. Deaton                 Managing Director              None

Craig M. Decker                  Managing Director              None

William F. Deeley                Managing Director              None

Robert M. Derrington             Managing Director              None

William W. Deupree, Jr.          Managing Director              None

William W. Deupree III           Managing Director              None

James J. Dieck                   Managing Director              None

David O. DiFillippo              Managing Director              None

Ernie DiLorenzo                  Managing Director              None

Frank J. Domino                  Managing Director              None

Christopher M. Drummond          Managing Director              None

Robert H. Dudley, Jr.            Managing Director              None

Richard T. Dulaney               Managing Director              None

Richard H. Eckels                Managing Director              None

David M. Edelmuth                Managing Director              None

Steve D. Elam                    Managing Director              None

Robert C. Farmer                 Managing Director              None

Carol Ann Faryewicz-Bishop       Managing Director              None

Richard K. Fellows               Managing Director              None

William Henry Fenoglio, Jr.      Managing Director              None

Donald F. Fontes                 Managing Director              None

John D. Fortenberry              Managing Director              None

James M. Fowler, Jr.             Managing Director              None

P. Brian Fowler                  Managing Director              None

John E. Fox                      Managing Director              None

Wilmer J. Freiberg               Managing Director              None

Graham D.S. Fulton               Managing Director              None

Thomas F. Galvin                 Managing Director              None

Scott Z. Garfinkel               Managing Director              None

John H. Geary                    Managing Director              None

William A. Geary                 Managing Director              None

J. Michael Gibbs                 Managing Director              None

Kevin H. Giddis                  Managing Director              None

Stephen P. Gilmartin             Managing Director              None

John A. Glover                   Managing Director              None

Robert D. Gooch, Jr.             Managing Director              None

Robert D. Gooch III              Managing Director              None

James F. Gould                   Managing Director              None

William B. Groth                 Managing Director              None

Gary W. Guinn                    Managing Director              None

David M. Guthrie                 Managing Director              None

Jan L. Gwin                      Managing Director              None

John D. Gwynn                    Managing Director              None

Mark S. Hahn                     Managing Director              None

Russell L. Haltom                Managing Director              None

Jason Neil Hamblen               Managing Director              None

James W. Hamilton, Jr.           Managing Director              None

John W. Hancock III              Managing Director              None

William W. Harlin III            Managing Director              None

Chris B. Harrell                 Managing Director              None

Artie W. Hatfield                Managing Director              None

Robert T. Heinz                  Managing Director              None

Haywood Henderson                Managing Director              None

Roderick E. Hennek               Managing Director              None

Jay R. Higgenbotham              Managing Director              None

William P. Hinckley              Managing Director              None

Marilyn M. Hiner                 Managing Director              None

Jay K. Hirt                      Managing Director              None

John M. Hirt                     Managing Director              None

Tanya T. Horton                  Managing Director              None

William F. Hughes, Jr.           Managing Director              None

Teddy D. Jackson                 Managing Director              None

Patrick M. Jaeckle               Managing Director              None

J. Barry Jenkins                 Managing Director              None

Kimble L. Jenkins                Managing Director              None

Robert Jetmundsen                Managing Director              None

C. Michael Johnson               Managing Director              None

James R. Johnson                 Managing Director              None

William A. Jump                  Managing Director              None

Randy H. Karchmer                Managing Director              None

Ram P. Kasargod                  Managing Director              None

Carol Sue Keathley               Managing Director              None

William S. Kennedy               Managing Director              None

Mary Beth Ketcham                Managing Director              None

William R. Kitchens, Jr.         Managing Director              None

James D. Klepper                 Managing Director              None

Peter R. Klyce                   Managing Director              None

Peter Stephen Knoop              Managing Director              None

William L. Knox, Jr.             Managing Director              None

R. Patrick Kruczek               Managing Director              None

Tammira M. Kuntz                 Managing Director              None

Gary V. Kutz                     Managing Director              None

James R. Ladyman                 Managing Director              None

A. Welling LaGrone, Jr.          Managing Director              None

James Robert Lambert             Managing Director              None

Benton G. Landers                Managing Director              None

David M. Landry                  Managing Director              None

Caswell Prewitt Lane Jr.         Managing Director              None

Paul R. Lanier                   Managing Director              None

Carolyn La Rocco                 Managing Director              None

David James Lavelle              Managing Director              None

Timothy E. Lavelle               Managing Director              None

Paul D. Lawless                  Managing Director              None

John R. Lawrence                 Managing Director              None

Steve L. Lawrence                Managing Director              None

William M. Lellyett, Jr.         Managing Director              None

W. Gage Logan III                Managing Director              None

William B. Lollar, Jr.           Managing Director              None

Harold W. Lynde III              Managing Director              None

Hugh M. Lynch, Jr.               Managing Director              None

Wiley H. Maiden                  Managing Director              None

Robert E. Mallory                Managing Director              None

Michael F. Malloy                Managing Director              None

John Henry Martin                Managing Director              None

William D. Mathis, III           Managing Director              None

John Fox Matthews                Managing Director              None

Francis J. Maus                  Managing Director              None

Charles D. Maxwell               Managing Director              Secretary and
                                                                Assistant
                                                                Treasurer

John Welsh Mayer                 Managing Director              None

W. Ward Mayer                    Managing Director              None

Shirley E. Mazzanti              Managing Director              None

Tavis C. McCourt                 Managing Director              None

Morris W. McCuistion             Managing Director              None

Randall McEachem                 Managing Director              None

Robert C. McEwan III             Managing Director              None

Clifton N. McIntire, Jr.         Managing Director              None

Franklin R. McIntire III         Managing Director              None

John C. McKenzie                 Managing Director              None

Thomas J. McQuiston              Managing Director              None

Gregg C. Meeks                   Managing Director              None

Brian M. Mellone                 Managing Director              None

David E. Mervis                  Managing Director              None

Edward S. Michelson              Managing Director              None

G. Rolfe Miller                  Managing Director              None

Harold R. Miller                 Managing Director              None

Gary C. Mills                    Managing Director              None

Carl E. Moerbe                   Managing Director              None

David Montague                   Managing Director              None

K. Brooks Monypeny               Managing Director              None

John G. Moss                     Managing Director              None

William G. Mueller IV            Managing Director              None

Richard F. Mulligan, Jr.         Managing Director              None

Susan A. Murphy                  Managing Director              None

Gavin M. Murrey                  Managing Director              None

David S. Myers                   Managing Director              None

Brien E. Nearn III               Managing Director              None

Philip G. Nichols                Managing Director              None

John W. Nordstrom                Managing Director              None

Kenton E. Novotny                Managing Director              None

Mark O. O'Brien                  Managing Director              None

John T. Oliver III               Managing Director              None

Thomas K. Oppenheim              Managing Director              None

James K. Owens III               Managing Director              None

John T. Pace, Jr.                Managing Director              None

Jack A. Paratore                 Managing Director              None

Robert S. Patten                 Managing Director              None

J. Christopher Perkins           Managing Director              None

Minor W. Perkins                 Managing Director              None

Matthew J. Peterman              Managing Director              None

Logan B. Phillips, Jr.           Managing Director              None

John M. Pickering                Managing Director              None

George Pitt                      Managing Director              None

L. Jack Powell                   Managing Director              None

Lee Powell                       Managing Director              None

Richard L. Preis                 Managing Director              None

J. Jarrell Prince                Managing Director              None

Nathaniel L. Prosser             Managing Director              None

George B. Pugh, Jr.              Managing Director              None

David T. Putnam                  Managing Director              None

Ronald M. Pyle                   Managing Director              None

Jeffrey M. Raff                  Managing Director              None

Brent D. Rakers                  Managing Director              None

C. David Ramsey                  Managing Director              None

Wade B. Randolph, Jr.            Managing Director              None

Richard R. Reichelt, Jr.         Managing Director              None

Hedi H. Reynolds                 Managing Director              None

Donna L. Richardson              Managing Director              None

R. Michael Ricketts              Managing Director              None

Kathy L. Ridley                  Managing Director              None

Robert W. Rimer, Jr.             Managing Director              None

James T. Ritt                    Managing Director              None

Paul S. Rittelmeyer              Managing Director              None

Terry A. Robertson               Managing Director              None

Darien M. Roche                  Managing Director              None

Stephen Rosen                    Managing Director              None

Kevin D. Rotty                   Managing Director              None

Kenneth L. Rowland               Managing Director              None

Brian W. Ruttenbur               Managing Director              None

Michael L. Sain                  Managing Director              None

Jan E. Sanchez                   Managing Director              None

W. Wendell Sanders               Managing Director              None

Jon B. Sanderson                 Managing Director              None

Thomas J. Savoie                 Managing Director              None

Leonard F. Schaefer              Managing Director              None

E. Elkan Scheidt                 Managing Director              None

Ronald J. Schuberth              Managing Director              None

Haygood P. Seawell               Managing Director              None

Leonard H. Seawell               Managing Director              None

G. Scott Sexton                  Managing Director              None

George C. Shaffrey               Managing Director              None

Lisa McIntire Shaw               Managing Director              None

Lynn T. Shaw                     Managing Director              None

J. Larry Shipman                 Managing Director              None

John M. Sillay                   Managing Director              None

Martin B. Silverfield            Managing Director              None

Richard A. Simmons               Managing Director              None

Bob I. Smith                     Managing Director              None

Fred B. Smith                    Managing Director              None

Gary M. Smith                    Managing Director              None

Richard J. Smith                 Managing Director              None

Robert I. Smith                  Managing Director              None

H. Lee Snipes, Jr.               Managing Director              None

Robert L. Snider                 Managing Director              None

H. Lee Snipes, Jr.               Managing Director              None

John B. Snowden, IV              Managing Director              None

Thomas A. Snyder                 Managing Director              None

Richard A. Spell                 Managing Director              None

Jonathan B. Stephens             Managing Director              None

John W. Stokes, III              Managing Director              None

John W. Stokes                   Managing Director              None

John Burke Strange               Managing Director              None

Scott E. Tabor                   Managing Director              None

James M. Tait, III               Managing Director              None

Hugh C. Tanner                   Managing Director              None

Kenneth S. Taratus, Jr.          Managing Director              None

Gary C. Tate                     Managing Director              None

Phillip C. Taylor                Managing Director              None

Grady G. Thomas, Jr.             Managing Director              None

Van C. Thompson                  Managing Director              None

John D. Threadgill               Managing Director              None

Ronald L. Tillett                Managing Director              None

Alan Ray Tipton                  Managing Director              None

Richard B. Travis                Managing Director              None

Francis M. Traynor, Jr.          Managing Director              None

Martin L. Traux                  Managing Director              None

William Bruce Trusty             Managing Director              None

Mark S. Utkov                    Managing Director              None

Bernard VanderLinden             Managing Director              None

Greg L. Vedel                    Managing Director              None

Edmund J. Wall                   Managing Director              None

Stephen K. Wallace               Managing Director              None

Raymond L. Ward                  Managing Director              None

W. Charles Warner                Managing Director              None

Geoffrey D. Waters               Managing Director              None

Richard E. Watson                Managing Director              None

Joseph Thompson Weller           Managing Director              Controller and
                                                                Assistant
                                                                Secretary

Ward M. Wilcox                   Managing Director              None

John E. Wilfong                  Managing Director              None

Christopher G. Willett           Managing Director              None

D. Dodd Williams                 Managing Director              None

John M. Williams                 Managing Director              None

Christopher J. Wilson            Managing Director              None

John Grover Wilson               Managing Director              None

John S. Wilson                   Managing Director              None

William H. Wise, Jr.             Managing Director              None

Bret M. Wood                     Managing Director              None

Randall R. Woodward              Managing Director              None

J. William Wyker III             Managing Director              None

Johnny S. Wyse                   Managing Director              None

Paul B. Young, Jr.               Managing Director              None

Walter J. Zelop                  Managing Director              None

John J. Zollinger, III           Managing Director              None

William D. Zollinger             Managing Director              None

(c)  None

Item 28.  Location of Accounts and Records:

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Morgan Keegan & Company, Inc.       Morgan Keegan Tower
                                    Fifty North Front Street
                                    Memphis, TN 38103

Regions Bank                        417 North 20th Street
                                    Birmingham, Alabama 35203

Morgan Asset Management, Inc.       417 North 20th Street
                                    Birmingham, Alabama 35203

Channing Capital Management, Inc.   10 South Lasalle Street, Suite 2650
                                    Chicago, Illinois 60603

BISYS Fund Services Ohio, Inc.      3435 Stelzer Road
                                    Columbus, Ohio  43219

Item 29.  Management Services:      Not applicable.

Item 30.  Undertakings:             None

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant, Regions Morgan Keegan Select Funds, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A ("Post Effective Amendment") and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington and District of Columbia, on the 30th day of March, 2006.

                                    REGIONS MORGAN KEEGAN SELECT FUNDS


                                    By:  /s/ Carter E. Anthony *
                                         --------------------------------
                                         Carter E. Anthony, President

     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                          Title                         Date

/s/ Carter E. Anthony*             President                     March 30, 2006
---------------------              (Chief Executive
Carter E. Anthony                  Officer)

/s/ Allen B. Morgan, Jr.*          Trustee                       March 30, 2006
-------------------------
Allen B. Morgan, Jr.


/s/ Joseph C. Weller*              Treasurer                     March 30, 2006
--------------------               (Chief
Joseph C. Weller                   Financial Officer)


/s/ James Stillman R. McFadden*    Trustee                       March 30, 2006
------------------------------
James Stillman R. McFadden


/s/ Archie W. Willis III*          Trustee                       March 30, 2006
------------------------
Archie W. Willis III


/s/ Mary S. Stone*                 Trustee                       March 30, 2006
-----------------
Mary S. Stone


/s/ W. Randall Pittman*            Trustee                       March 30, 2006
----------------------
W. Randall Pittman

/s/ J. Kenneth Alderman*           Trustee                       March 30, 2006
-----------------------
J. Kenneth Alderman


/s/ Jack R. Blair*                 Trustee                       March 30, 2006
---------------------------
Jack R. Blair


/s/ Albert C. Johnson*             Trustee                       March 30, 2006
---------------------------
Albert C. Johnson






*/s/ Arthur J. Brown
-----------------------------------
Arthur J. Brown, Attorney-in-Fact, pursuant to Powers of Attorney filed in Post-Effective Amendment No. 39 on September 10, 2004,
Edgar Accession No. 0000898432-04-000717; in Post-Effective Amendment No. 40 filed on November 23, 2004, Edgar Accession No. 00008984342-04-000980 and
in Post Effective Amendment No. 46 filed on December 29, 2005, Edgar Accession No. 0008984342-05-0001050

                                  EXHIBIT INDEX




Exhibit (a)(x)           Amendment No. 18 to the Amended and Restated
                         Declaration of Trust

Exhibit(d)(i)(1)         Amended fee schedule to the Advisory Agreement between
                         the Registrant and Morgan Asset Management, Inc., dated
                         August 8, 2003, with respect to Regions Morgan Keegan
                         Select Mid Cap Growth Fund, Regions Morgan Keegan
                         Select Growth Fund, Regions Morgan Keegan Select Mid
                         Cap Value Fund, Regions Morgan Select Value Fund,
                         Regions Morgan Keegan Select Balanced Fund, Regions
                         Morgan Keegan Select Fixed Income Fund, Regions Morgan
                         Keegan Select Limited Maturity Fixed Income Fund,
                         Regions Morgan Keegan Select Intermediate Tax Exempt
                         Bond Fund and Regions Morgan Keegan Select Treasury
                         Money Market Fund

Exhibit (d)(iii)(1)      Amended fee schedule to the Investment Advisory
                         Agreement between the Registrant and Morgan Asset
                         Management, Inc., dated February 18, 2005, with respect to Regions Morgan Keegan Select Core Equity Fund and
                         Regions Morgan Keegan Select Money Market Fund

Exhibit (h)(vi)(2)       Amended Exhibit A and Exhibit B to Transfer Agency and
                         Services Agreement

Exhibit (h)(x)(1)        Amended Exhibit A to Shareholder Services Agreement

Exhibit (i)              Legal Opinion regarding the legality of the securities
                         being registered and Consent of Counsel

Exhibit (j)              Accountant's Consent

Exhibit (m)(2)           Amended Distribution Plan Pursuant to Rule 12b-1 for
                         Class C Shares dated January 23, 2006